            As filed with the U.S. Securities and Exchange Commission
                                on March 14 1996


                        Securities Act File No. 33-61225
                    Investment Company Act File No. 811-07327

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

                         Pre-Effective Amendment No.                      [ ]


                       Post-Effective Amendment No. 2                     [x]





                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]


                               Amendment No. 4                            [x]


                        (Check appropriate box or boxes)

                 Warburg, Pincus Post-Venture Capital Fund, Inc.

 ................................................................................
               (Exact Name of Registrant as Specified in Charter)

        466 Lexington Avenue
        New York, New York                                      10017-3147
 ........................................                     ..................
(Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 878-0600

                               Mr. Eugene P. Grace
                 Warburg, Pincus Post-Venture Capital Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                    .........................................
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4677

It is proposed that this filing will become effective (check appropriate box):


   [ ] immediately upon filing pursuant to paragraph (b)
   [ ] on [date] pursuant to paragraph (b)
   [x] 60 days after filing pursuant to paragraph (a)(1)




   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                 ---------------



                       DECLARATION PURSUANT TO RULE 24f-2



Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company of 1940, as amended (the "1940 Act"), and to the number or amount presently registered is added an indefinite number or amount of such securities. The Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1995 was filed on December 19, 1995.

                 WARBURG, PINCUS POST-VENTURE CAPITAL FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET



Part A                                           Heading for the Common Shares
Item No.                                         and the Advisor Shares
--------                                         Prospectuses*
                                                 -----------------------------
1.   Cover Page................................. Cover Page

2.   Synopsis................................... The Funds' Expenses

3.   Condensed Financial Information............ Financial Highlights

4.   General Description of Registrant.......... Cover Page; Investment
                                                 Objective and Policies;
                                                 Portfolio Investments; Risk
                                                 Factors and Special
                                                 Considerations; Certain
                                                 Investment Strategies;
                                                 Investment Guidelines;
                                                 General Information

5.   Management of the Fund..................... Management of the Funds

6.   Capital Stock and Other
     Securities................................. General Information

7.   Purchase of Securities
     Being Offered.............................. How to Open an Account; How to
                                                 Purchase Shares; Net Asset
                                                 Value

8.   Redemption or
     Repurchase................................. How to Redeem and Exchange
                                                 Shares

9.   Legal Proceedings.......................... Not applicable



--------
   * With respect to the Advisor Prospectus, all references to "the Funds" in this cross reference sheet should be read as "the Fund."


Part B                                           Statement of Additional
Item No.                                         Information Heading
--------                                         -----------------------
10.  Cover Page................................. Cover Page

11.  Table of Contents.......................... Contents

12.  General Information and History............ Management of the Fund;
                                                 Notes to Financial Statements;
                                                 See Prospectuses--"General
                                                 Information"

13.  Investment Objectives and Policies......... Investment Objective;
                                                 Investment Policies

14.  Management of the Registrant............... Management of the Fund; See
                                                 Prospectuses--"Management of
                                                 the Fund"

15.  Control Persons and
     Principal Holders of
     Securities................................. Management of the Fund;
                                                 Miscellaneous; See
                                                 Prospectuses -- "General
                                                 Information"

16.  Investment Advisory and Other Services..... Management of the Fund; See
                                                 Prospectuses--"Management of
                                                 the Fund" and "Shareholder
                                                 Servicing"

17.  Brokerage Allocation....................... Investment Policies; See
                                                 Prospectuses -- "Portfolio
                                                 Transactions and Turnover
                                                 Rate"

18.  Capital Stock and Other Securities......... Management of the Fund--
                                                 Organization of the Fund; See
                                                 Prospectuses -- "General
                                                 Information"



Part B                                            Statement of Additional
Item No.                                          Information Heading
--------                                          ------------------------
19.  Purchase, Redemption
     and Pricing of
     Securities Being
     Offered.................................... Additional Purchase and
                                                 Redemption Information; See
                                                 Prospectuses-- "How to Open an
                                                 Account," "How to Purchase
                                                 Shares," "How to Redeem and
                                                 Exchange Shares" and "Net
                                                 Asset Value"

20.  Tax Status................................. Additional Information
                                                 Concerning Taxes; See
                                                 Prospectuses--"Dividends,
                                                 Distributions and Taxes"

21.  Underwriters............................... Investment Policies--Portfolio
                                                 Transactions; See
                                                 Prospectuses--"Management of
                                                 the Fund" and "Shareholder
                                                 Servicing"

22.  Calculation of
     Performance Data........................... Determination of Performance


23.  Financial Statements....................... Report of Independent
                                                 Accountants; Financial
                                                 Statements





Part C

           Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

                                     [LOGO]

                                   PROSPECTUS


                                  MAY 10, 1996



                [ ] WARBURG PINCUS CAPITAL APPRECIATION FUND
                [ ] WARBURG PINCUS EMERGING GROWTH FUND
                [ ] WARBURG PINCUS POST-VENTURE CAPITAL FUND

                  SUBJECT TO COMPLETION, DATED MARCH 11, 1996
                              WARBURG PINCUS FUNDS
                                 P.O. BOX 9030
                        BOSTON, MASSACHUSETTS 02205-9030
                        TELEPHONE NUMBER: (800) 888-6878



                                                                    May 10, 1996


PROSPECTUS

Warburg Pincus Funds are a family of open-end mutual funds that offer investors a variety of investment opportunities. Three funds are described in this
Prospectus:

WARBURG PINCUS CAPITAL APPRECIATION FUND seeks long-term capital appreciation by investing principally in equity securities of medium-sized domestic companies.

WARBURG PINCUS EMERGING GROWTH FUND seeks maximum capital appreciation by investing in equity securities of small- to medium-sized domestic companies with emerging or renewed growth potential.

WARBURG PINCUS POST-VENTURE CAPITAL FUND seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Because of the nature of the Post-Venture Capital Fund's investments and certain strategies it may use, an investment in the Fund involves certain risks and may not be appropriate for all investors.

NO LOAD CLASS OF COMMON SHARES

Each Fund offers two classes of shares. A class of Common Shares that is 'no load' is offered by this Prospectus (i) directly from the Funds' distributor, Counsellors Securities Inc., and (ii) through various brokerage firms including Charles Schwab & Company, Inc. Mutual Fund OneSourceTM Program; Fidelity Brokerage Services, Inc. FundsNetworkTM Program; Jack White & Company, Inc.; and Waterhouse Securities, Inc. Common Shares of the Post-Venture Capital Fund are subject to a 12b-1 fee of .25% per annum.

LOW MINIMUM INVESTMENT

The minimum initial investment in each Fund is $2,500 ($500 for an IRA or Uniform Gifts to Minors Act account) and the minimum subsequent investment is $100. Through the Automatic Monthly Investment Plan, subsequent investment minimums may be as low as $50. See 'How to Purchase Shares.'


This Prospectus briefly sets forth certain information about the Funds that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about each Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the 'SEC') and is available to investors without charge by calling Warburg Pincus Funds at (800) 927-2874. Information regarding the status of shareholder accounts may be obtained by calling Warburg Pincus Funds at (800) 888-6878. The Statements of Additional Information, as amended or supplemented from time to time, bear the same date as this Prospectus and are incorporated by reference in their entirety into this Prospectus.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES  AND
   EXCHANGE  COMMISSION  OR ANY  STATE  SECURITIES COMMISSION  NOR  HAS THE
     SECURITIES  AND  EXCHANGE   COMMISSION  OR   ANY  STATE   SECURITIES
       COMMISSION   PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS
          PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS  A
                                CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HA S BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THE FUNDS' EXPENSES

     Each of Warburg, Pincus Capital Appreciation Fund, Emerging Growth Fund and Post-Venture Capital Fund (the 'Funds') currently offers two separate classes of shares: Common Shares and Advisor Shares. For a description of Advisor Shares see 'General Information.' Common Shares of the Post-Venture Capital Fund pay
the    Fund's   distributor    a   12b-1    fee.   See    'Management   of   the
Funds -- Distributor.'

                                                                                                                  POST-
                                                                                      CAPITAL      EMERGING      VENTURE
                                                                                    APPRECIATION    GROWTH       CAPITAL
                                                                                        FUND         FUND         FUND
                                                                                    ------------   --------     ---------
Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...     0             0             0
Annual Fund Operating Expenses (as a percentage of average net assets)
     Management Fees...............................................................      .70%          .90%          .92%
     12b-1 Fees....................................................................        0             0           .25%
     Other Expenses................................................................      .42%          .36%          .48%

     Total Fund Operating Expenses (after fee waivers)`D'..........................     1.12%         1.26%         1.65%
EXAMPLE
     You would pay the following expenses
       on a $1,000 investment, assuming (1) 5% annual return
       and (2) redemption at the end of each time period:
     1 year........................................................................     $ 11          $ 13          $ 17
     3 years.......................................................................     $ 36          $ 40          $ 52
     5 years.......................................................................     $ 62          $ 69          n.a.
     10 years......................................................................     $136          $152          n.a.

------------

 `D' Management Fees, Other Expenses and  Total Fund Operating Expenses for  the
     Capital Appreciation and Emerging Growth Funds are based on actual expenses for the fiscal year ended October 31, 1995. Absent the anticipated waiver of fees by the Post-Venture Capital Fund's investment adviser and co-administrator, Management Fees would equal 1.25%, Other Expenses would equal .75% and Total Fund Operating Expenses would equal 2.25%. Other Expenses for the Post-Venture Capital Fund are based on annualized estimates of expenses for the fiscal year ending October 31, 1996, net of any fee waivers or expense reimbursements.The investment adviser and co-administrator are under no obligation to continue these waivers.
                            ------------------------

     The expense table shows the costs and expenses that an investor will bear directly or indirectly as a Common Shareholder of each Fund. Certain broker-dealers and financial institutions also may charge their clients fees in connection with investments in a Fund's Common Shares, which fees are not reflected in the table. The Example should not be considered a representation of past or future expenses; actual Fund expenses may be greater or less than those shown. Moreover, while the Example assumes a 5% annual return, each Fund's actual performance will vary and may result in a return greater or less than 5%. Long-term shareholders of the Post-Venture Capital Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the 'NASD').

FINANCIAL HIGHLIGHTS
(FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


     The following information regarding each Fund for the three fiscal years or period ended October 31, 1995 has been derived from information audited by Coopers & Lybrand L.L.P., independent auditors, whose report dated December 14, 1995 appears in the relevant Fund's Statement of Additional Information. For the Capital Appreciation and Emerging Growth Funds, the information for the two prior fiscal years has been audited by Ernst & Young LLP, whose report was unqualified. Further information about the performance of the Funds is contained in the Funds' annual report, dated October 31, 1995, copies of which appear in the Funds' Statements of Additional Information or may be obtained without charge by calling Warburg Pincus Funds at (800) 927-2874.


CAPITAL APPRECIATION FUND

                                                                                                                       FOR THE
                                                                                                                       PERIOD
                                                                                                                    AUGUST 17, 1987
                                                                                                                    (COMMENCEMENT
                                                                                                                   OF OPERATIONS)
                                                      FOR THE YEAR ENDED OCTOBER 31,                                   THROUGH
                            -----------------------------------------------------------------------------------      OCTOBER 31,
                               1995         1994       1993       1992       1991     1990       1989     1988          1987
                            -----------    ------     ------     ------     ------   ------     ------    -----     -------------
Net Asset Value,
  Beginning of Period....     $ 14.29      $15.32     $13.30     $12.16     $ 9.78   $11.48     $ 9.47    $7.74        $ 10.00
                            -----------    ------     ------     ------     ------   ------     ------    -----         ------
  Income from Investment
    Operations
  Net Investment
    Income...............         .04         .04        .05        .04        .15      .20        .19      .17            .04
  Net Gains (Loss) from
    Securities (both
    realized and
    unrealized)..........        3.08         .17       2.78       1.21       2.41    (1.28)      2.15     1.70          (2.30)
                            -----------    ------     ------     ------     ------   ------     ------    -----         ------
  Total from Investment
    Operations...........        3.12         .21       2.83       1.25       2.56    (1.08)      2.34     1.87          (2.26)
                            -----------    ------     ------     ------     ------   ------     ------    -----         ------
  Less Distributions
  Dividends (from net
    investment income)...        (.04)       (.05)      (.05)      (.06)      (.18)    (.21)      (.19)    (.14)           .00
  Distributions (from
    capital gains).......        (.98)      (1.19)      (.76)      (.05)       .00     (.41)      (.14)     .00            .00
                            -----------    ------     ------     ------     ------   ------     ------    -----         ------
  Total Distributions....       (1.02)      (1.24)      (.81)      (.11)      (.18)    (.62)      (.33)    (.14)           .00
                            -----------    ------     ------     ------     ------   ------     ------    -----         ------
Net Asset Value, End of
  Period.................     $ 16.39      $14.29     $15.32     $13.30     $12.16   $ 9.78     $11.48    $9.47        $  7.74
                            -----------    ------     ------     ------     ------   ------     ------    -----         ------
                            -----------    ------     ------     ------     ------   ------     ------    -----         ------
Total Return.............       24.05%       1.65%     22.19%     10.40%     26.39%  (10.11%)    25.42%   24.31%        (71.26%)*
Ratios/Supplemental Data
Net Assets, End of Period
  (000s).................    $235,712    $159,346   $159,251   $117,900   $115,191  $76,537    $56,952  $29,351        $17,917
Ratios to Average Daily
  Net Assets:
  Operating expenses.....        1.12%       1.05%      1.01%      1.06%      1.08%    1.04%      1.10%    1.07%          1.00%*
  Net investment
    income...............         .31%        .26%       .30%       .41%      1.27%    2.07%      1.90%    2.00%          1.88%*
  Decrease reflected in
    above operating
    expense ratios due to
waivers/reimbursements...         .00%        .01%       .00%       .01%       .00%     .01%       .08%     .91%           .84%*
Portfolio Turnover
  Rate...................      146.09%      51.87%     48.26%     55.83%     39.50%   37.10%     36.56%   33.16%         20.00%

------------
* Annualized.

EMERGING GROWTH FUND

                                                                                                        FOR THE PERIOD
                                                                                                       JANUARY 21, 1988
                                                                                                        (COMMENCEMENT
                                                                                                        OF OPERATIONS)
                                                FOR THE YEAR ENDED OCTOBER 31,                             THROUGH
                             ---------------------------------------------------------------------       OCTOBER 31,
                                1995        1994       1993      1992     1991     1990      1989            1988
                             -----------   ------     ------    ------   ------   ------    ------     ----------------
Net Asset Value,
  Beginning of Period....      $ 22.38     $23.74     $18.28    $16.97   $10.83   $13.58    $11.21          $10.00
                             -----------   ------     ------    ------   ------   ------    ------          ------
  Income from Investment
    Operations
  Net Investment Income
    (Loss)...............         (.05)      (.06)      (.10)     (.03)     .05      .13       .16             .07
  Net Gains (Loss) from
    Securities (both
    realized and
    unrealized)..........         7.64        .06       5.93      1.71     6.16    (2.32)     2.51            1.18
                             -----------   ------     ------    ------   ------   ------    ------          ------
  Total from Investment
    Operations...........         7.59        .00       5.83      1.68     6.21    (2.19)     2.67            1.25
                             -----------   ------     ------    ------   ------   ------    ------          ------
  Less Distributions
  Dividends (from net
    investment income)...          .00        .00        .00      (.01)    (.07)    (.18)     (.12)           (.04)
  Distributions (from
    capital gains).......          .00      (1.36)      (.37)     (.36)     .00     (.38)     (.18)            .00
                             -----------   ------     ------    ------   ------   ------    ------          ------
  Total Distributions....          .00      (1.36)      (.37)     (.37)    (.07)    (.56)     (.30)           (.04)
                             -----------   ------     ------    ------   ------   ------    ------          ------
Net Asset Value, End of
  Period.................      $ 29.97     $22.38     $23.74    $18.28   $16.97   $10.83    $13.58          $11.21
                             -----------   ------     ------    ------   ------   ------    ------          ------
                             -----------   ------     ------    ------   ------   ------    ------          ------
Total Return.............        33.91%       .16%     32.28%     9.87%   57.57%  (16.90%)   24.20%          16.34%*
Ratios/Supplemental Data
Net Assets, End of Period
  (000s).................     $487,537   $240,664   $165,525   $99,562  $42,061  $23,075   $26,685         $10,439
Ratios to Average Daily
  Net Assets:
  Operating expenses.....         1.26%      1.22%      1.23%     1.24%    1.25%    1.25%     1.25%           1.25%*
  Net investment income
    (loss)...............         (.58%)     (.58%)     (.60%)    (.25%)    .32%    1.05%     1.38%           1.10%*
  Decrease reflected in
    above operating
    expense ratios due to
waivers/reimbursements...          .00%       .04%       .00%      .08%     .47%     .42%      .78%           3.36%*
Portfolio Turnover
  Rate...................        84.82%     60.38%     68.35%    63.35%   97.69%  107.30%   100.18%          82.21%

------------

* Annualized.

POST-VENTURE CAPITAL FUND

                                                                                                            FOR THE PERIOD
                                                                                                          SEPTEMBER 29, 1995
                                                                                                           (COMMENCEMENT OF
                                                                                                          OPERATIONS) THROUGH
                                                                                                           OCTOBER 31, 1995
                                                                                                      ---------------------------

Net Asset Value, Beginning of Period...............................................................             $ 10.00
                                                                                                                 ------
  Income from Investment Operations
  Net Investment Income............................................................................                 .00
  Net Gain on Securities (both realized and unrealized)............................................                 .69
                                                                                                                 ------
  Total from Investment Operations.................................................................                 .69
                                                                                                                 ------
  Less Distributions
  Dividends from net investment income.............................................................                 .00
  Distributions from capital gains.................................................................                 .00
                                                                                                                 ------
  Total Distributions..............................................................................                 .00
                                                                                                                 ------
Net Asset Value, End of Period.....................................................................             $ 10.69
                                                                                                                 ------
                                                                                                                 ------
Total Return.......................................................................................                6.90%`D'
Ratios/Supplemental Data
Net Assets, End of Period (000s)...................................................................             $ 3,024
Ratios to Average Daily Net Assets:
  Operating expenses...............................................................................                1.65%*
  Net investment income............................................................................                 .25%*
  Decrease reflected in above operating expense ratios
    due to waivers/reimbursements..................................................................               23.76%*
Portfolio Turnover Rate............................................................................               16.90%*

------------

`D' Non-annualized.

* Annualized.

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's objective is a fundamental policy and may not be amended without first obtaining the approval of a majority of the outstanding shares of that Fund. Any investment involves risk and, therefore, there can be no assurance that any Fund will achieve its investment objective. See 'Portfolio Investments' and 'Certain Investment Strategies' for descriptions of certain types of investments the Funds may make.

CAPITAL APPRECIATION FUND

     The Capital Appreciation Fund seeks long-term capital appreciation. The Fund is a diversified management investment company that pursues its investment objective by investing in a broadly diversified portfolio of equity securities of domestic companies. The Fund will ordinarily invest substantially all of its total assets -- but no less than 80% of its total assets -- in common stocks, warrants and securities convertible into or exchangeable for common stocks. Under current market conditions, the Fund intends to focus on securities of medium-sized companies, consisting of companies having stock market capitalizations of between $500 million and $4.5 billion. (Market capitalization means the total market value of a company's outstanding common stock.) The prices of securities of medium-sized companies, which are traded on exchanges or in the over-the-counter market, tend to fluctuate in value more than the prices of securities of large-sized companies.

     Warburg, Pincus Counsellors, Inc., the Funds' investment adviser ('Warburg'), will attempt to identify sectors of the market and companies within market sectors that it believes will outperform the overall market. Warburg also seeks to identify themes or patterns it believes to be associated with high growth potential firms, such as significant fundamental changes (including senior management changes) or generation of a large free cash flow.

EMERGING GROWTH FUND

     The Emerging Growth Fund seeks maximum capital appreciation. The Fund is a non-diversified management investment company that pursues its investment objective by investing in a portfolio of equity securities of domestic companies. The Fund ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation. Emerging growth companies are small- or medium-sized companies that have passed their start-up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.

     Although under current market conditions the Fund expects to invest in companies having stock market capitalizations of up to approximately $500 million, the Fund may invest in emerging growth companies without regard to their market capitalization. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value. These 'special situation companies' include companies that are involved in the following: an acquisition or consolidation; a reorganization; a recapitalization; a merger, liquidation, or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company's stock; or a change in corporate control.

POST-VENTURE CAPITAL FUND


     Because of the nature of the Post-Venture Capital Fund's investments and certain strategies it may use, such as investing in Private Funds (as defined below), an investment in the Fund should be considered only for the aggressive portion of

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

an investor's portfolio and may not be appropriate for all investors.



     The Post-Venture Capital Fund seeks long-term growth of capital. The Fund is a diversified management investment company that pursues its investment objective by investing primarily in equity securities of companies considered by Warburg to be in their post-venture capital stage. Although the Fund may invest up to 10% of its assets in venture capital and other investment funds, the Fund is not designed primarily to provide venture capital financing. Rather, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of 'post-venture capital companies.' A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ('IPO'), whichever is later, will have been made within ten years prior to the Fund's purchase of the company's securities.


     Warburg believes that venture capital participation in a company's capital structure can lead to revenue/earnings growth rates above those of older, public companies such as those in the Dow Jones Industrial Average or the Fortune 500. Venture capitalists finance start-up companies, companies in the early stages of developing new products or services and companies undergoing a restructuring or recapitalization, since these companies may not have access to conventional forms of financing (such as bank loans or public issuances of stock). Venture capitalists may hold substantial positions in companies that may have been acquired at prices significantly below the initial public offering price. This may create a potential adverse impact in the short-term on the market price of a company's stock due to sales in the open market by a venture capitalist or others who acquired the stock at lower prices prior to the company's IPO. Warburg will consider the impact of such sales in selecting post-venture capital investments. Venture capitalists may be individuals or funds organized by venture capitalists which are typically offered only to large institutions, such as pension funds and endowments, and certain accredited investors. Venture capital participation in a company is often reduced when the company engages in an IPO of its securities or when it is involved in a merger, tender offer or acquisition.


     Warburg has experience in researching smaller companies, companies in the early stages of development and venture capital-financed companies. Its team of analysts, led by Elizabeth Dater and Stephen Lurito, regularly monitors portfolio companies whose securities are held by over 250 of the larger domestic venture capital funds. Ms. Dater and Mr. Lurito have managed post-venture equity securities in separate accounts for institutions since 1989 and currently manage over $1 billion of such assets for institutions. The Fund will invest in securities of post-venture capital companies that are traded on a national securities exchange or in an organized over-the-counter market.



PRIVATE FUND INVESTMENTS. Up to 10% of the Fund's assets may be invested in United States or foreign private limited partnerships or other investment funds ('Private Funds') that themselves invest in equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or (b) companies engaged in special situations or changes in corporate control, including buyouts. In selecting Private Funds for investment, Abbott Capital Management, L.P., the Fund's sub-investment adviser with respect to Private Funds ('Abbott'), attempts to invest in a mix of Private Funds that will provide an above average internal rate of return (i.e., the discount rate at which the present value of an investment's future cash inflows (dividend income and capital gains) are equal to the cost of the investment). Warburg believes that the Fund's investments in Private Funds offers individual investors a unique opportunity to participate in venture capital and other private investment funds, providing access to investment opportunities typically available only to large institutions and accredited investors. Although the Fund's investments in Private Funds are limited to a maximum of 10% of the Fund's assets, these investments are highly speculative and volatile and may produce gains or losses in this portion of the portfolio that are in excess of broader market movements.



     Because Private Funds generally are investment companies for purposes of the Investment Company Act of 1940, as amended (the '1940 Act'), the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and will involve the risks described under 'Risk Factors and Special Considerations -- Non-Publicly Traded Securities; Rule 144A Securities.' In valuing the Fund's holdings of interests in Private Funds, the Fund will be relying on the most recent reports provided by Abbott and by the Private Funds themselves prior to calculation of the Fund's net asset value. These reports, which may be provided by Abbott and by a Private Fund on an infrequent basis (not less frequently than quarterly), often depend on the subjective valuations of the managers of the Private Funds and, in addition, would not reflect positive or negative subsequent developments affecting companies held by the Private Fund. See 'Net Asset Value.' Debt securities held by a Private Fund will tend to be rated below investment grade and may be rated as low as C by Moody's Investors Service, Inc. ('Moody's') or D by Standard & Poor's Ratings Group ('S&P'). For a discussion of the risks of investing in below investment grade debt, see 'Investment Policies -- Below Investment Grade Debt Securities' in the Statement of Additional Information. For a discussion of the possible tax consequences of investing in foreign Private Funds, see 'Additional Information Concerning Taxes -- Investment in Passive Foreign Investment Companies' in the Statement of Additional Information.



     The Fund may also hold non-publicly traded equity securities of companies in the venture and post-venture stages of development, such as those of closely-held companies or private placements of public companies. The portion of the Fund's assets invested in these non-publicly traded securities will vary over time depending on investment opportunities and other factors. The Fund's illiquid assets, including interests in Private Funds and other illiquid non-publicly traded securities, may not exceed 15% of assets.



OTHER STRATEGIES. The Fund may invest up to 35% of its assets in exchange-traded and over-the-counter securities that do not meet the definition of post-venture capital companies without regard to market capitalization. Up to 10% of the Fund's assets may be invested, directly or through Private Funds, in securities of issuers engaged at the time of purchase in 'special situations,' such as a restructuring or recapitalization; an acquisition, consolidation, merger or tender offer; a change in corporate control or investment by a venture capitalist.



     To attempt to reduce risk, the Fund will diversify its investments over a broad range of issuers operating in a variety of industries. The Fund may hold securities of companies of any size, and will not limit capitalization of companies it selects to invest in. However, due to the nature of the venture capital to post-venture cycle, the Fund anticipates that the average market capitalization of companies in which it invests will be less than $1 billion at the time of investment. Although the Fund will invest primarily in U.S.
companies, up to 20% of the Fund's assets may be invested in securities of issuers located in any foreign country. Equity securities in which the Fund will invest are common stock, preferred stock, warrants, securities convertible into or exchangeable for common stock and partnership interests. The Fund may engage in a variety of strategies to reduce risk or seek to enhance return, including engaging in short selling (see 'Certain Investment Strategies').

PORTFOLIO INVESTMENTS


INVESTMENT GRADE DEBT. Each Fund may invest up to 20% of its total assets in investment grade debt securities (other than money market obligations) and, in the case of the Capital Appreciation and Emerging Growth Funds, preferred stocks that are not convertible into common stock for the purpose of seeking capital appreciation. The interest income to be derived may be considered as one factor in selecting debt securities for investment by Warburg. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon Warburg's ability to accurately forecast changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions. A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by Warburg. Bonds rated in the fourth highest grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities, although Warburg will consider such event in its determination of whether the Fund should continue to hold the securities.


     When Warburg believes that a defensive posture is warranted, each Fund may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

MONEY MARKET OBLIGATIONS. Each Fund is authorized to invest, under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five years or less remaining to maturity) money market obligations and for temporary defensive purposes may invest in these securities without limit. These instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments or, if unrated, deemed by Warburg to be high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

     Repurchase Agreements. The Funds may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. Warburg, acting under the supervision of the Fund's Board of Directors or Board of Trustees (the 'governing Board' or 'Board'), monitors the creditworthiness of those bank and non-bank dealers with which each Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.


     Money Market Mutual Funds. Where Warburg believes that it would be beneficial to the Fund and appropriate considering the factors of return and liquidity, each Fund may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Fund, Warburg or the Funds' co-administrator, PFPC Inc. ('PFPC'). As a shareholder in any mutual fund, a Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Fund's administration fees and other expenses with respect to assets so invested.

U.S. GOVERNMENT SECURITIES. U.S. government securities in which a Fund may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities, including instruments that are supported by the full faith and credit of the United States, instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality.

CONVERTIBLE SECURITIES. Convertible securities in which a Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock.

RISK FACTORS AND SPECIAL
CONSIDERATIONS


     Investing in common stocks and securities convertible into common stocks is subject to the inherent risk of fluctuations in the prices of such securities. For certain additional risks relating to each Fund's investments, see 'Portfolio Investments' beginning at page 8 and 'Certain Investment Strategies' beginning at page 11.


EMERGING GROWTH AND SMALL COMPANIES. Investing in securities of emerging growth and small-sized companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because small-and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. Securities of issuers in 'special situations' also may be more volatile, since the market value of these securi-ties may decline in value if the anticipated benefits do not materialize. Companies in 'special situations' include, but are not limited to, companies involved in an acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer, a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the companies' securities. Although investing in securities of emerging growth companies or 'special situations' offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in a Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in better-known, larger companies.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the '1933 Act'), but that can be sold to 'qualified institutional buyers' in accordance with Rule 144A under the 1933 Act ('Rule 144A Securities'). An investment in Rule 144A Securities will be considered illiquid and therefore subject to each Fund's limitation on the purchase of illiquid securities, unless the Fund's governing Board determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Boards will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of each Fund will carefully monitor any investments by the Fund in Rule 144A Securities. The Boards may adopt guidelines and delegate to Warburg the daily function of determining and monitoring the liquidity of Rule 144A Securities, although each Board will retain ultimate responsibility for any determination regarding liquidity.


     Non-publicly traded securities (including interests in Private Funds and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Fund's investment in illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.


     NON-DIVERSIFIED STATUS. The Emerging Growth Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the 'Code'), for qualification as a regulated investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its
                                       10


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

return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers. PORTFOLIO TRANSACTIONS AND TURNOVER RATE

     A Fund will attempt to purchase securities with the intent of holding them for investment but may purchase and sell portfolio securities whenever Warburg believes it to be in the best interests of the relevant Fund. A Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies. It is not possible to predict the Post-Venture Capital Fund's portfolio turnover rate. However, it is anticipated that the Fund's annual turnover rate should not exceed 100%. High portfolio turnover rates (100% or more) may result in dealer mark ups or underwriting commissions as well as other transaction costs, including correspondingly higher brokerage commissions. In addition, short-term gains realized from portfolio turnover may be taxable to shareholders as ordinary income. See 'Dividends, Distributions and Taxes -- Taxes' below and 'Investment Policies -- Portfolio Transactions' in each Fund's Statement of Additional Information.

     All orders for transactions in securities or options on behalf of a Fund are placed by Warburg with broker-dealers that it selects, including Counsellors Securities Inc., the Funds' distributor ('Counsellors Securities'). A Fund may utilize Counsellors Securities in connection with a purchase or sale of securities when Warburg believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the governing Board.

CERTAIN INVESTMENT STRATEGIES

     Although there is no intention of doing so during the coming year, each Fund is authorized to engage in the following investment strategies: (i)
purchasing securities on a when-issued basis and purchasing or selling securities for delayed delivery, (ii) lending portfolio securities and (iii) in the case of the Post-Venture Capital Fund, entering into reverse repurchase agreements and dollar rolls. Detailed information concerning each Fund's strategies and related risks is contained below and in the Fund's Statement of Additional Information.

STRATEGIES AVAILABLE TO ALL FUNDS

FOREIGN SECURITIES. Each Fund may invest up to 20% of its total assets in the securities of foreign issuers. There are certain risks involved in investing in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements that are often generally less rigorous than those applied in the United States. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Investment in foreign securities will also result in higher operating expenses due to the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, higher valuation and communications costs and the expense of maintaining securities with foreign custodians.

OPTIONS, FUTURES AND CURRENCY TRANSACTIONS. At the discretion of Warburg, each Fund may, but is not required to, engage in a number of strategies involving options, futures and forward currency contracts. These strategies, commonly referred to as 'derivatives,' may be used (i) for the purpose of hedging against a decline in value of the Fund's current or anticipated portfolio holdings, (ii) as a substitute for purchasing or selling portfolio securities or (iii) to seek to generate income to offset expenses or increase return. TRANSACTIONS THAT ARE NOT CONSIDERED HEDGING SHOULD BE CONSIDERED SPECULATIVE AND MAY SERVE TO INCREASE A FUND'S INVESTMENT RISK. Transaction costs and any premiums associated with these strategies, and any losses incurred, will affect a Fund's net asset value and performance. Therefore, an investment in a Fund may involve a greater risk than an investment in other mutual funds that do not utilize these strategies. The Funds' use of these strategies may be limited by position and exercise limits established by securities and commodities exchanges and the NASD and by the Code.

     Securities and Stock Index Options. Each Fund may write covered call and, in the case of the Post-Venture Capital Fund, put options on up to 25% of the net asset value of the stock and debt securities in its portfolio and will realize fees (referred to as 'premiums') for granting the rights evidenced by the options. The Capital Appreciation Fund and the Emerging Growth Fund may each utilize up to 2% of its assets to purchase U.S. exchange-traded and over-the-counter ('OTC') options; the Post-Venture Capital Fund may utilize up to 10% of its assets to purchase options on stocks and debt securities that are traded on U.S. and foreign exchanges, as well as OTC options. The purchaser of a put option on a security has the right to compel the purchase by the writer of the underlying security, while the purchaser of a call option has the right to purchase the underlying security from the writer. In addition to purchasing and writing options on securities, each Fund may also utilize up to 10% of its total assets to purchase exchange-listed and OTC put and call options on stock indexes, and may also write such options. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index.

     The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

     Futures Contracts and Related Options. Each Fund may enter into foreign currency, interest rate and stock index futures contracts and purchase and write
(sell) related options that are traded on an exchange designated by the Commodity Futures Trading Commission (the 'CFTC') or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, are settled in cash with reference to a specified multiplier times the

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

change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

     Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be 'bona fide hedging' will not exceed 5% of a Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts. Although the Funds are limited in the amount of assets that may be invested in futures transactions, there is no overall limit on the percentage of Fund assets that may be at risk with respect to futures activities.

     Currency Exchange Transactions. The Funds will conduct their currency exchange transactions either (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on futures contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. An option on a foreign currency operates similarly to an option on a security. Risks associated with currency forward contracts and purchasing currency options are similar to those described in this Prospectus for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events. The Capital Appreciation and Emerging Growth Funds will only engage in currency exchange transactions for hedging purposes.

     Hedging Considerations. The Funds may engage in options, futures and currency transactions for, among other reasons, hedging purposes. A hedge is designed to offset a loss on a portfolio position with a gain in the hedge position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedge position. As a result, the use of options, futures contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. A Fund will engage in hedging transactions only when deemed advisable by Warburg, and successful use of hedging transactions will depend on Warburg's ability to correctly predict movements in the hedge and the hedged position and the correlation between them, which could prove to be inaccurate. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends.

     Additional Considerations. To the extent that a Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Fund may be unable to close out an option or futures position without incurring substantial losses, if at all. The Fund is also subject to the risk of a default by a counterparty to an off-exchange transaction.

     Asset Coverage. Each Fund will comply with applicable regulatory requirements designed to eliminate any potential for leverage with respect to options written by the Fund on securities and indexes; currency, interest rate and stock index futures contracts and options on these futures contracts; and forward currency contracts. The use of these strategies may require that the Fund maintain cash or certain liquid high-grade debt obligations or other assets that are acceptable as collateral to the appropriate regulatory authority in a segregated account with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise 'covered' through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

STRATEGY AVAILABLE TO THE POST-VENTURE CAPITAL FUND

SHORT SELLING. The Fund may from time to time sell securities short. A short sale is a transaction in which the Fund sells borrowed securities in anticipation of a decline in the market price of the securities. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The current market value of the securities sold short will not exceed 10% of the Fund's assets.

     When the Fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

     The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or U.S. government securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or U.S. government securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

     Short Sales Against the Box. The Fund may, in addition to engaging in short sales as described above, enter into a short sale of securities such that when the short position is open the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one 'against the box,' will be entered into by the Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will generally be held by the broker until the settlement date when the Fund delivers securities to close out its short position. Although prior to delivery the Fund will have to pay an amount equal to any dividends paid on the securities sold short, the Fund will receive the dividends from the securities sold short or the dividends from the preferred stock or interest from the debt securities convertible or exchangeable into the securities sold short, plus a portion of the interest earned from the proceeds of the short sale. The Fund will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. The Fund will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

     The extent to which the Fund may make short sales may be limited by Code requirements for qualification as a regulated investment company. See 'Dividends, Distributions and Taxes' for other tax considerations applicable to short sales.

INVESTMENT GUIDELINES

     The Capital Appreciation Fund and the Emerging Growth Fund may each invest up to 10% of its total assets, and the Post-Venture Capital Fund may invest up to 15% of its net assets, in securities with contractual or other restrictions on resale and other instruments that are not readily marketable ('illiquid securities'), including (i) securities issued as part of a privately negotiated transaction between an issuer and one or more purchasers; (ii) repurchase agreements with maturities greater than seven days; (iii) time deposits maturing in more than seven calendar days; and (iv) certain Rule 144A Securities. In addition, up to 5% of each Fund's total assets may be invested in the securities of issuers which have been in continuous operation for less than three years, and up to an additional 5% of its total assets may be invested in warrants. Each Fund may borrow from banks for temporary or emergency purposes, such as meeting anticipated redemption requests, provided that reverse repurchase agreements and any other borrowing by the Fund may not exceed 10% of its total assets (30% in the case of the Post-Venture Capital Fund), and may pledge up to 10% of its assets in connection with borrowings (to the extent necessary to secure permitted borrowings in the case of the Post-Venture Capital Fund). Whenever borrowings (including reverse repurchase agreements) exceed 5% of the value of the Fund's total assets, the Fund will not make any investments (including roll-overs). Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the governing Board of each Fund, subject to the limitations contained in the 1940 Act. A complete list of investment restrictions that each Fund has adopted identifying additional restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in each Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS


INVESTMENT ADVISERS. Each Fund employs Warburg as its investment adviser. The Post-Venture Capital Fund also employs Abbott as its sub-investment adviser. Warburg, subject to the control of each Fund's officers and the Board, manages the investment and reinvestment of the assets of the Funds in accordance with each Fund's investment objective and stated investment policies. Warburg makes investment decisions for each Fund, places orders to purchase or sell securities on behalf of each such Fund and, with respect to the Post-Venture Capital Fund, supervises the activities of Abbott. Warburg also employs a support staff of management personnel to provide services to the Funds and furnishes each Fund with office space, furnishings and equipment. Abbott, in accordance with the investment objective and policies of the Post-Venture Capital Fund, makes investment decisions for the Fund regarding investments in Private Funds, effects transactions in interests in Private Funds on behalf of the Fund and assists in administrative functions relating to investments in Private Funds.

     For the services provided by Warburg, the Capital Appreciation Fund, the Emerging Growth Fund and the Post-Venture Capital Fund pay Warburg a fee calculated at an annual rate of .70%, .90% and 1.25%, respectively, of the Fund's average daily net assets. Warburg pays Abbott a fee of .55% per annum of the value of Private Fund investments as of the last day of each calendar quarter. Although in the case of the Emerging Growth Fund and the Post-Venture Capital Fund the advisory fee is higher than that paid by most other investment companies, including money market and fixed income funds, Warburg believes that it is comparable to fees charged by other mutual funds with similar policies and strategies. The advisory agreement between each Fund and Warburg provides that Warburg will reimburse the Fund to the extent certain expenses that are described in the Statement of Additional Information exceed applicable state expense limitations. Warburg and each Fund's co-administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be paid by the Fund.



     Warburg. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of February 29, 1996, Warburg managed approximately $13.5 billion of assets, including approximately $7.5 billion of assets of twenty-three investment companies or portfolios. Incorporated in 1970, Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Warburg G.P.'), a New York general partnership. E.M. Warburg, Pincus & Co., Inc. ('EMW') controls Warburg through its ownership of a class of voting preferred stock of Warburg. Warburg G.P. has no business other than being a holding company of Warburg and its subsidiaries. Warburg's address is 466 Lexington Avenue, New York, New York 10017-3147.



     Abbott. Abbott, which was founded in 1986, is an independent specialized investment firm with assets under management of approximately $3 billion. Abbott is a registered investment adviser which concentrates on venture capital, buyout and special situations partnership investments. Abbott's management team provides full-service private equity programs to clients. Abbott's principal office is located at 50 Rowes Wharf, Suite 240, Boston, Massachusetts 02110-3328.


PORTFOLIO MANAGERS. George U. Wyper and Susan L. Black have been co-portfolio managers of the Capital Appreciation Fund since December 1994. Mr. Wyper is a managing director of EMW, which he joined in August 1994, before which time he was chief investment officer of White River Corporation and president of Hanover Advisers, Inc. (1993-August 1994), chief investment officer of Fund American Enterprises, Inc. (1990-1993) and the director of fixed income investments at Fireman's Fund Insurance Company (1987-1990). Ms. Black is a managing director of EMW and has been with Warburg since 1985.

     The co-portfolio managers of the Emerging Growth Fund and the Post-Venture Capital Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater has been portfolio manager of the Emerging Growth Fund since its inception on January 21, 1988. She is a managing director of EMW and has been a portfolio manager of Warburg since 1978. Mr. Lurito has been a portfolio manager of the Emerging Growth Fund since 1990. He is a managing director of EMW and has been with Warburg since 1987, before which time he was a research analyst at Sanford C. Bernstein & Company, Inc. Robert S. Janis and Christopher M. Nawn are associate portfolio managers and research analysts for the Post-Venture Capital Fund. Mr. Janis has been with Warburg since October 1994, before which time he was a vice president and senior research analyst at U.S. Trust Company of New York. Mr. Nawn has been with Warburg since September

1994, before which time he was a senior sector analyst and portfolio manager at the Dreyfus Corporation.


     Raymond L. Held and Gary H. Solomon, investment managers and general partners of Abbott, manage the Post-Venture Capital Fund's investments in Private Funds.


CO-ADMINISTRATORS. The Funds employ Counsellors Funds Service, Inc. ('Counsellors Service'), a wholly owned subsidiary of Warburg, as a co-administrator. As co-administrator, Counsellors Service provides shareholder liaison services to the Funds including responding to shareholder inquiries and providing information on shareholder investments. Counsellors Service also performs a variety of other services, including furnishing certain executive and administrative services, acting as liaison between the Funds and their various service providers, furnishing corporate secretarial services, which include preparing materials for meetings of the governing Board, preparing proxy statements and annual, semiannual and quarterly reports, assisting in other regulatory filings as necessary and monitoring and developing compliance procedures for the Funds. As compensation, each Fund pays Counsellors Service a fee calculated at an annual rate of .10% of the Fund's average daily net assets.

     Each Fund employs PFPC, an indirect, wholly owned subsidiary of PNC Bank Corp., as a co-administrator. As a co-administrator, PFPC calculates the Fund's net asset value, provides all accounting services for the Fund and assists in related aspects of the Fund's operations. As compensation each Fund pays PFPC a fee calculated at an annual rate of .10% of its average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.

CUSTODIANS. PNC Bank, National Association ('PNC') serves as custodian of the assets of the Capital Appreciation Fund and the Emerging Growth Fund. PNC also serves as custodian of the Post-Venture Capital Fund's U.S. assets, and State Street Bank and Trust Company ('State Street') serves as custodian of the Fund's non-U.S. assets. Like PFPC, PNC is a subsidiary of PNC Bank Corp. and its principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101. State Street's principal business address is 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT. State Street acts as shareholder servicing agent, transfer agent and dividend disbursing agent for the Funds. It has delegated to Boston Financial Data Services, Inc., a 50% owned subsidiary ('BFDS'), responsibility for most shareholder servicing functions. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

DISTRIBUTOR. Counsellors Securities serves as distributor of the shares of the Funds. Counsellors Securities is a wholly owned subsidiary of Warburg and is located at 466 Lexington Avenue, New York, New York 10017-3147. No compensation is payable by the Capital Appreciation or Emerging Growth Funds to Counsellors Securities for distribution services. Counsellors Securities receives a fee at an annual rate equal to .25% of the average daily net assets of the Post-Venture Capital Fund's Common Shares for distribution services, pursuant to a shareholder servicing and distribution plan (the '12b-1 Plan') adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. Amounts paid to Counsellors Securities under the 12b-1 Plan may be used by Counsellors Securities to cover expenses that are primarily intended to result in, or that are primarily attributable to, (i) the sale of the Common Shares, (ii) ongoing servicing and/or maintenance of the accounts of Common Shareholders of the Fund and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Common Shares, all as set forth in the 12b-1 Plan. Payments under the 12b-1 Plan are not tied exclusively to the distribution expenses actually incurred by Counsellors Securities and the payments may exceed distribution expenses actually incurred. The Board of the Post-Venture Capital Fund evaluates the appropriateness of the 12b-1 Plan on a continuing basis and in doing so considers all relevant factors, including expenses borne by Counsellors Securities and amounts received under the 12b-1 Plan.

     Warburg or its affiliates may, at their own expense, provide promotional incentives to parties who support the sale of shares of the Funds, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund shares.

DIRECTORS AND OFFICERS. The officers of each Fund manage its day-to-day operations and are directly responsible to its Board. The Boards set broad policies for each Fund and choose its officers. A list of the Directors/Trustees and officers of each Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the Statement of Additional Information of each Fund.

HOW TO OPEN AN ACCOUNT


     In order to invest in a Fund, an investor must first complete and sign an account application. To obtain an application, an investor may telephone Warburg Pincus Funds at (800) 927-2874 An investor may also obtain an account application by writing to:


Warburg Pincus Funds
P.O. Box 9030
Boston, Massachusetts 02205-9030

     Completed and signed account applications should be mailed to Warburg Pincus Funds at the above address.

RETIREMENT PLANS AND UGMA ACCOUNTS. For information (i) about investing in the Funds through a tax-deferred retirement plan, such as an Individual Retirement Account ('IRA') or a Simplified Employee Pension IRA ('SEP-IRA'), or (ii) about opening a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act ('UGMA') account, an investor should telephone Warburg Pincus Funds at (800) 888-6878 or write to Warburg Pincus Funds at the address set forth above. Investors should consult their own tax advisers about the establishment of retirement plans and UGMA accounts.

CHANGES TO ACCOUNT. For information on how to make changes to an account, an investor should telephone Warburg Pincus Funds at (800) 888-6878.

HOW TO PURCHASE SHARES

     Common Shares of each Fund may be purchased either by mail or, with special advance instructions, by wire.


BY MAIL. If the investor desires to purchase Common Shares by mail, a check or money order made payable to the Fund or Warburg Pincus Funds (in U.S. currency) should be sent along with the completed account application to Warburg Pincus Funds through its distributor, Counsellors Securities Inc., at the address set forth above. Checks payable to the investor and endorsed to the order of the Fund or Warburg Pincus Funds will not be accepted as payment and will be returned to the sender. If payment is received in proper form by the close of regular trading on the New York Stock Exchange (the 'NYSE') (currently 4:00 p.m., Eastern time) on a day that the Fund calculates its net asset value (a 'business day'), the purchase will be made at the Fund's net asset value calculated at the end of that day. If payment is received after the close of regular trading on the NYSE, the purchase will be effected at the Fund's net asset value determined for the next business day after payment has been received. Checks or money orders that are not in proper form or that are not accompanied or preceded by a complete account application will be returned to the sender. Shares purchased by check or money order are entitled to receive dividends and distributions beginning on the day after payment has been received. Checks or money orders in payment for shares of more than one Warburg Pincus Fund should be made payable to Warburg Pincus Funds and should be accompanied by a breakdown of amounts to be invested in each fund. If a check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for losses or fees incurred. For a description of the manner of calculating the Fund's net asset value, see 'Net Asset Value' below.

BY WIRE. Investors may also purchase Common Shares in a Fund by wiring funds from their banks. Telephone orders by wire will not be accepted until a completed account application in proper form has been received and an account number has been established. Investors should place an order with the Fund prior to wiring funds by telephoning (800) 888-6878. Federal funds may be wired to Counsellors Securities Inc. using the following wire address:

State Street Bank and Trust Co.
225 Franklin St.
Boston, MA 02101
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Insert Warburg Pincus Fund name(s) here]
DDA# 9904-649-2
[Shareowner name]
[Shareowner account number]


     If a telephone order is received by the close of regular trading on the NYSE and payment by wire is received on the same day in proper form in accordance with instructions set forth above, the shares will be priced according to the net asset value of the Fund on that day and are entitled to dividends and distributions beginning on that day. If payment by wire is received in proper form by the close of the NYSE without a prior telephone order, the purchase will be priced according to the net asset value of the Fund on that day and is entitled to dividends and distributions beginning on that day. However, if a wire in proper form that is not preceded by a telephone order is received after the close of regular trading on the NYSE, the payment will be held uninvested until the order is effected at the close of business on the next business day. Payment for orders that are not accepted will be returned to the prospective investor after prompt inquiry. If a telephone order is placed and payment by wire is not received on the same day, the Fund will cancel the purchase and the investor may be liable for losses or fees incurred.


     The minimum initial investment in each Fund is $2,500 and the minimum subsequent investment is $100, except that subsequent minimum investments can be as low as $50 under the Automatic Monthly Investment Plan described in the next section. For retirement plans and UGMA accounts, the minimum initial investment is $500. The Fund reserves the right to change the initial and subsequent investment minimum requirements at any time. In addition, the Fund may, in its sole discretion, waive the initial and subsequent investment minimum requirements with respect to investors who are employees of EMW or its affiliates or persons with whom Warburg has entered into an investment advisory agreement. Existing investors will be given 15 days' notice by mail of any increase in investment minimum requirements.

     After an investor has made his initial investment, additional shares may be purchased at any time by mail or by wire in the manner outlined above. Wire payments for initial and subsequent investments should be preceded by an order placed with the Fund and should clearly indicate the investor's account number and the name of the Fund in which shares are being purchased. In the interest of economy and convenience, physical certificates representing shares in the Funds are not normally issued.

PURCHASES THROUGH INTERMEDIARIES. The Funds understand that some broker-dealers (other than Counsellors Securities), financial institutions, securities dealers and other industry profession-als, including certain of the programs discussed below, may impose certain conditions on their clients or customers that invest in the Funds, which are in addition to or different than those described in this Prospectus, and may charge their clients or customers direct fees. Certain features of the Funds, such as the initial and subsequent investment minimums, redemption fees and certain trading restrictions, may be modified or waived in these programs, and administrative charges may be imposed for the services rendered. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read this Prospectus in light of the terms governing his accounts with the organization. These organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Funds in accordance with their agreements with clients or customers.

     Common Shares of each Fund are available through the Charles Schwab & Company, Inc. Mutual Fund OneSourceTM Program; Fidelity Brokerage Services, Inc. Funds-NetworkTM Program; Jack White & Company, Inc.; and Waterhouse Securities, Inc. Generally, these programs do not require customers to pay a transaction fee in connection with purchases. These and other organizations that have entered into agreements with a Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such time, the organization could be held liable for resulting fees or losses.

AUTOMATIC MONTHLY INVESTING. Automatic monthly investing allows shareholders to authorize a Fund to debit their bank account monthly ($50 minimum) for the purchase of Fund shares on or about either the tenth or twentieth calendar day of each month. To establish the automatic monthly investing option, obtain a separate application or complete the 'Automatic Investment Program' section of the account applications and include a voided, unsigned check from the bank account to be debited. Only an account maintained at a domestic financial institution which is an automated clearing house member may be used. Shareholders using this service must satisfy the initial investment minimum for the Fund prior to or concurrent with the start of any Automatic Investment Program. Please refer to an account application for further information, or contact Warburg Pincus Funds at (800) 888-6878 for information or to modify or terminate the program. Investors should allow a period of up to 30 days in order to implement an automatic investment program. The failure to provide complete information could result in further delays.

HOW TO REDEEM AND EXCHANGE
SHARES

REDEMPTION OF SHARES. An investor in a Fund may redeem (sell) his shares on any day that the Fund's net asset value is calculated (see 'Net Asset Value' below).

     Common Shares of the Funds may either be redeemed by mail or by telephone. Investors should realize that in using the telephone redemption and exchange option, you may be giving up a measure of security that you may have if you were to redeem or exchange your shares in writing. If an investor desires to redeem his shares by mail, a written request for redemption should be sent to Warburg Pincus Funds at the address indicated above under 'How to Open an Account.' An investor should be sure that the redemption request identifies the Fund, the number of shares to be redeemed and the investor's account number. In order to change the bank account or address designated to receive the redemption proceeds, the investor must send a written request (with signature guarantee of all investors listed on the account when such a change is made in conjunction with a redemption request) to Warburg Pincus Funds.

Each mail redemption request must be signed by the registered owner(s) (or his legal representative(s)) exactly as the shares are registered. If an investor has applied for the telephone redemption feature on his account application, he may redeem his shares by calling Warburg Pincus Funds at (800) 888-6878 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any business day. An investor making a telephone withdrawal should state (i) the name of the Fund, (ii) the account number of the Fund, (iii) the name of the investor(s) appearing on the Fund's records, (iv) the amount to be withdrawn and (v) the name of the person requesting the redemption.

     After receipt of the redemption request by mail or by telephone, the redemption proceeds will, at the option of the investor, be paid by check and mailed to the investor of record or be wired to the investor's bank as indicated in the account application previously filled out by the investor. No Fund currently imposes a service charge for effecting wire transfers but each Fund reserves the right to do so in the future. During periods of significant economic or market change, telephone redemptions may be difficult to implement. If an investor is unable to contact Warburg Pincus Funds by telephone, an investor may deliver the redemption request to Warburg Pincus Funds by mail at the address shown above under 'How to Open an Account.' Although each Fund will redeem shares purchased by check before the check clears, payments of the redemption proceeds will be delayed until such check has cleared, which may take up to 15 days from the purchase date. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

     If a redemption order is received prior to the close of regular trading on the NYSE, the redemption order will be effected at the net asset value per share as determined on that day. If a redemption order is received after the close of regular trading on the NYSE, the redemption order will be effected at the net asset value as next determined. Except as noted above, redemption proceeds will normally be mailed or wired to an investor on the next business day following the date a redemption order is effected. If, however, in the judgment of Warburg, immediate payment would adversely affect a Fund, each Fund reserves the right to pay the redemption proceeds within seven days after the redemption order is effected. Furthermore, each Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of an exchange of shares) for such periods as are permitted under the 1940 Act.

     The proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption. If an investor redeems all the shares in his account, all dividends and distributions declared up to and including the date of redemption are paid along with the proceeds of the redemption.

     If, due to redemptions, the value of an investor's account drops to less than $2,000 ($250 in the case of a retirement plan or UGMA account), each Fund reserves the right to redeem the shares in that account at net asset value. Prior to any redemption, the Fund will notify an investor in writing that this account has a value of less than the minimum. The investor will then have 60 days to make an additional investment before a redemption will be processed by the Fund.

TELEPHONE TRANSACTIONS. In order to request redemptions by telephone, investors must have completed and returned to Warburg Pincus Funds an account application containing a telephone election. Unless contrary instructions are elected, an investor will be entitled to make exchanges by telephone. Neither a Fund nor its agents will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Reasonable procedures will be employed on behalf of each Fund to confirm that instructions communicated by telephone are genuine. Such procedures include providing written confirmation of telephone transactions, tape recording telephone instructions and requiring specific personal information prior to acting upon telephone instructions.

AUTOMATIC CASH WITHDRAWAL PLAN. Each Fund offers investors an automatic cash withdrawal plan under which investors may elect to receive periodic cash payments of at least $250 monthly or quarterly. To establish this service, complete the 'Automatic Withdrawal Plan' section of the account application and attach a voided check from the bank account to be credited. For further information regarding the automatic cash withdrawal plan or to modify or terminate the plan, investors should contact Warburg Pincus Funds at (800) 888-6878.


EXCHANGE OF SHARES. An investor may exchange Common Shares of a Fund for Common Shares of another Fund or for Common Shares of another Warburg Pincus Fund at their respective net asset values. Exchanges may be effected by mail or by telephone in the manner described under 'Redemption of Shares' above. If an exchange request is received by Warburg Pincus Funds prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's net asset value determined at the end of that business day. Exchanges may be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases. Due to the costs involved in effecting exchanges, each Fund reserves the right to refuse to honor more than three exchange requests by a shareholder in any 30-day period. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders. Currently, exchanges may be made among the Funds and with the following other funds:


      WARBURG PINCUS CASH RESERVE FUND -- a money market fund investing in short-term, high quality money market instruments;

      WARBURG PINCUS NEW YORK TAX EXEMPT FUND -- a money market fund investing in short-term, high quality municipal obligations designed for New York investors seeking income exempt from federal, New York State and New York City income tax;

      WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND -- an intermediate-term municipal bond fund designed for New York investors seeking income exempt from federal, New York State and New York City income tax;

      WARBURG PINCUS TAX FREE FUND -- a bond fund seeking maximum current income exempt from federal income taxes, consistent with preservation of capital;

      WARBURG    PINCUS   INTERMEDIATE   MATURITY    GOVERNMENT   FUND   --   an
      intermediate-term bond fund investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

      WARBURG PINCUS FIXED INCOME FUND -- a bond fund seeking current income and, secondarily, capital appreciation by investing in a diversified portfolio of fixed-income securities;

      WARBURG PINCUS GLOBAL FIXED INCOME FUND -- a bond fund investing in a portfolio consisting of investment grade fixed-income securities of governmental and corporate issuers denominated in various currencies, including U.S. dollars;

      WARBURG PINCUS BALANCED FUND -- a fund seeking maximum total return through a combination of long-term growth of capital and current income consistent with preservation of capital through diversified investments in equity and debt securities;

      WARBURG PINCUS GROWTH & INCOME FUND -- an equity fund seeking long-term growth of capital and income and a reasonable current return;

      WARBURG PINCUS SMALL COMPANY VALUE FUND -- an equity fund seeking long-term capital appreciation by investing primarily in equity securities of small companies;

      WARBURG PINCUS INTERNATIONAL EQUITY FUND -- an equity fund seeking long-term capital appreciation by investing primarily in equity securities of non-United States issuers;

      WARBURG PINCUS EMERGING MARKETS FUND -- an equity fund seeking growth of capital by investing primarily in securities of non-United States issuers consisting of companies in emerging securities markets;

      WARBURG PINCUS JAPAN GROWTH FUND -- an equity fund seeking long-term growth of capital by investing primarily in equity securities of Japanese issuers; and

      WARBURG PINCUS JAPAN OTC FUND -- an equity fund seeking long-term capital appreciation by investing in a portfolio of securities traded in the Japanese over-the-counter market.


     The exchange privilege is available to shareholders residing in any state in which the Common Shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange Common Shares of a Fund for Common Shares in another Warburg Pincus Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Warburg Pincus Fund, an investor should contact Warburg Pincus Funds at (800) 927-2874.


DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. Each Fund declares dividends from its net investment income and net realized short-term and long-term capital gains annually and pays them in the calendar year in which they are declared, generally in November or December. Net investment income earned on weekends and when the NYSE is not open will be computed as of the next business day. Unless an investor instructs a Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional Common Shares of the relevant Fund at net asset value. The election to receive dividends in cash may be made on the account application or, subsequently, by writing to Warburg Pincus Funds at the address set forth under 'How to Open an Account' or by calling Warburg Pincus Funds at (800) 888-6878.

     A Fund may be required to withhold for U.S. federal income taxes 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the U.S. Internal Revenue Service that they are subject to backup withholding.

TAXES. Each Fund intends to qualify each year as a 'regulated investment company' within the meaning of the Code. Each Fund, if it qualifies as a regulated investment company, will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain. Each Fund expects to pay such additional dividends and to make such additional distributions as are necessary to avoid the application of this tax.

     Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to investors as ordinary income, and distributions derived from net realized long-term capital gains are taxable to investors as long-term capital gains, in each case regardless of how long the shareholder has held Fund shares and whether received in cash or reinvested in additional Fund shares. As a general rule, an investor's gain or loss on a sale or redemption of his Fund shares will be a long-term capital gain or loss if he has held his shares for more than one year and will be a short-term capital gain or loss if he has held his shares for one year or less. However, any loss realized upon the sale or redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares. Investors may be proportionately liable for taxes on income and gains of the Funds, but investors not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund's investment activities, including short sales of securities, will not result in unrelated business taxable income to a tax-exempt investor. A Fund's dividends, to the extent not derived from dividends attributable to certain types of stock issued by U.S. domestic corporations, will not qualify for the dividends received deduction for corporations.

     Special Tax Matters Relating to the Post-Venture Capital Fund. Certain provisions of the Code may require that a gain recognized by the Fund upon the closing of a short sale be treated as a short-term capital gain, and that a loss recognized by the Fund upon the closing of a short sale be treated as a long-term capital loss, regardless of the amount of time that the Fund held the securities used to close the short sale. The Fund's use of short sales may also affect the holding periods of certain securities held by the Fund if such securities are 'substantially identical' to securities used by the Fund to close the short sale. The Fund's short selling activities will not result in unrelated business taxable income to a tax-exempt investor.

GENERAL. Statements as to the tax status of each investor's dividends and distributions are mailed annually. Each investor will also receive, if applicable, various written notices after the close of a Fund's prior taxable year with respect to certain dividends and distributions which were received from the Fund during the Fund's prior taxable year. Investors should consult their own tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

NET ASSET VALUE

     Each Fund's net asset value per share is calculated as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) on each business day, Monday through Friday, except on days when the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each Fund generally changes each day.

     The net asset value per Common Share of each Fund is computed by adding the Common Shares' pro rata share of the value of the Fund's assets, deducting the Common Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Common Shares and then dividing the result by the total number of outstanding Common Shares.

     Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ National Market System) or foreign securities exchange or traded in an over-the-
counter market will be valued at the most recent sale price when the valuation is made. Options and futures contracts will be valued similarly. Debt obligations that mature in 60 days or less from the valuation date are valued on the basis of amortized cost, unless the Board determines that using this valuation method would not reflect the investments' value. Investments in Private Funds will be valued in accordance with periodic reports received by Abbott from the Private Funds (not less frequently than quarterly). Interim changes in value of investments in Private Funds will not be monitored and, as a result, will not generally be reflected in the Post-Venture Capital Fund's net asset value. Securities, options and futures contracts for which market quotations are not readily available and other assets will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. Further information regarding valuation policies is contained in the Statement of Additional Information.

PERFORMANCE

     The Funds quote the performance of Common Shares separately from Advisor Shares. The net asset value of Common Shares is listed in The Wall Street Journal each business day under the heading 'Warburg Pincus Funds.' From time to time, each Fund may advertise the average annual total return of its Common Shares over various periods of time. These total return figures show the average percentage change in value of an investment in the Common Shares from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of the Common Shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in Common Shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that each Fund seeks long-term appreciation and that such return may not be representative of any Fund's return over a longer market cycle. Each Fund may also advertise aggregate total return figures of its Common Shares for various periods, representing the cumulative change in value of an investment in the Common Shares for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).


     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance. Each Fund's Statement of Additional Information describes the method used to determine the total return. Current total return figures may be obtained by calling Warburg Pincus Funds at (800) 927-2874.


     In reports or other communications to investors or in advertising material, a Fund may describe general economic and market conditions affecting the Fund. The Fund may compare its performance with (i) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (ii) in the case of the Capital Appreciation Fund, with the Russell Midcap

Index, the S&P Midcap 400 Index and the S&P 500 Index; in the case of the Emerging Growth Fund, with the Russell 2000 Small Stock Index, the T. Rowe Price New Horizons Fund Index and the S&P 500 Index; and in the case of the Post-Venture Capital Fund, with the Venture Capital 100 Index (compiled by Venture Capital Journal), the Russell 2000 Small Stock Index and the S&P 500 Index; all of which are unmanaged indexes of common stocks; or (iii) other appropriate indexes of investment securities or with data developed by Warburg derived from such indexes. The Post-Venture Capital Fund may also make comparisons using data and indexes compiled by the National Venture Capital Association, VentureOne and Private Equity Analysts Newsletter and similar organizations and publications. A Fund may include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as The Wall Street Journal, Investor's Daily, Money, Inc., Institutional Investor, Barron's, Fortune, Forbes, Business Week, Mutual Fund Magazine, Morningstar, Inc. and Financial Times.

     In reports or other communications to investors or in advertising, each Fund may also describe the general biography or work experience of the portfolio managers of the Fund and may include quotations attributable to the portfolio managers describing approaches taken in managing the Fund's investments, research methodology underlying stock selection or the Fund's investment objective. In addition, a Fund and its portfolio managers may render periodic updates of Fund activity, which may include a discussion of significant portfolio holdings and analysis of holdings by industry, country, credit quality and other characteristics. The Post-Venture Capital Fund may discuss characteristics of venture capital financed companies and the benefits expected to be achieved from investing in these companies. Each Fund may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, each Fund may from time to time compare the expense ratio of its Common Shares to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

GENERAL INFORMATION

ORGANIZATION. The Capital Appreciation Fund was organized on January 20, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as 'Massachusetts business trust.' On February 26, 1992, the Fund amended its Agreement and Declaration of Trust to change its name from 'Counsellors Capital Appreciation Fund' to 'Warburg, Pincus Capital Appreciation Fund.' The Emerging Growth Fund was incorporated on November 12, 1987 under the laws of the State of Maryland under the name 'Counsellors Emerging Growth Fund, Inc.' On October 27, 1995 the Fund amended its charter to change its name to 'Warburg, Pincus Emerging Growth Fund, Inc.' The Post-Venture Capital Fund was incorporated on July 12, 1995 under the laws of the State of Maryland under the name 'Warburg, Pincus Post-Venture Capital Fund, Inc.'

     The Capital Appreciation Fund's Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are designated Advisor Shares. The charter of each of the Emerging Growth Fund and the Post-Venture Capital Fund authorizes the Board to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Advisor Shares. Under each Fund's charter documents, the governing Board has the power to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of a Fund may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

MULTI-CLASS STRUCTURE. Each Fund offers a separate class of shares, the Advisor Shares, pursuant to a separate prospectus. Individual investors may only purchase Advisor Shares through institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries. Shares of each class represent equal pro rata interests in the respective Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by the Advisor Shares, the total return on such shares can be expected to be lower than the total return on Common Shares. Investors may obtain information concerning the Advisor Shares from their investment professional or by calling Counsellors Securities at (800) 888-6878.


VOTING RIGHTS. Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors. Investors of record of no less than two-thirds of the outstanding shares of the Capital Appreciation Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Any Director of the Emerging Growth Fund or the Post-Venture Capital Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of a Fund.



SHAREHOLDER COMMUNICATIONS. Each investor will receive a quarterly statement of his account, as well as a statement of his account after any transaction that affects his share balance or share registration (other than the reinvestment of dividends or distributions or investment made through the Automatic Investment Program). Each Fund will also send to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by a Fund may be obtained by calling Warburg Pincus Funds at (800) 927-2874.


     The prospectuses of the Funds are combined in this Prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement, inaccuracy or omission in this Prospectus with regard to another Fund.

SHAREHOLDER SERVICING

     Common Shares may be sold to or through institutions, including insurance companies, financial institutions and broker-dealers, that will not be paid a distribution fee by a Fund pursuant to Rule 12b-1 under the 1940 Act for services to their clients or customers who may be deemed to be beneficial owners of Common Shares. These institutions may be paid fees by a Fund, Counsel-lors Securities, Counsellors Service or any of their affiliates for transfer agency, administrative, accounting, shareholder liaison and/or other services provided to their clients or customers that invest in the Funds' Common Shares. Organizations that provide recordkeeping or other services to certain employee benefit plans and qualified and other retirement plans that include a Fund as an investment alternative and registered representatives (including retirement plan consultants) that facilitate the administration and servicing of shareholder accounts may also be paid a fee. Fees paid vary depending on the arrangements and the amount of assets held by an institution's clients or customers and/or the number of plan participants investing in a Fund. Warburg, Counsellors Securities, Counsellors Service or any of their affiliates may, from time to time, at their own expense, pay certain fund transfer agent fees and expenses related to clients and customers of their institutions and organizations. In addition, these institutions may use a portion of their compensation to compensate a Fund's custodian or transfer agent for costs related to accounts of their clients or customers.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, EACH FUNDS' STATEMENT OF ADDITIONAL INFORMATION OR THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EACH FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF THE COMMON SHARES OF THE FUNDS IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS


  THE FUNDS' EXPENSES ...................................................... 2
  FINANCIAL HIGHLIGHTS ..................................................... 3
  INVESTMENT OBJECTIVES AND POLICIES ....................................... 5
  PORTFOLIO INVESTMENTS .................................................... 8
  RISK FACTORS AND SPECIAL
     CONSIDERATIONS ........................................................ 9
  PORTFOLIO TRANSACTIONS AND TURNOVER
     RATE ................................................................. 11
  CERTAIN INVESTMENT STRATEGIES ........................................... 11
  INVESTMENT GUIDELINES ................................................... 15
  MANAGEMENT OF THE FUNDS ................................................. 15
  HOW TO OPEN AN ACCOUNT .................................................. 18
  HOW TO PURCHASE SHARES .................................................. 18
  HOW TO REDEEM AND EXCHANGE
     SHARES ............................................................... 20
  DIVIDENDS, DISTRIBUTIONS AND TAXES ...................................... 23
  NET ASSET VALUE ......................................................... 24
  PERFORMANCE ............................................................. 25
  GENERAL INFORMATION ..................................................... 26
  SHAREHOLDER SERVICING ................................................... 27




                                     [LOGO]




            [ ] WARBURG PINCUS
                CAPITAL APPRECIATION FUND

            [ ] WARBURG PINCUS
                EMERGING GROWTH FUND

            [ ] WARBURG PINCUS
                POST-VENTURE CAPITAL FUND


                                   PROSPECTUS


                                  MAY 10, 1996



WPDSF-1-0596

                                     [Logo]

                                   PROSPECTUS


                                  MAY 10, 1996


                  [ ] WARBURG PINCUS POST-VENTURE CAPITAL FUND

                  SUBJECT TO COMPLETION, DATED MARCH 11, 1996


                          WARBURG PINCUS ADVISOR FUNDS
                                 P.O. BOX 9030
                        BOSTON, MASSACHUSETTS 02205-9030
                        TELEPHONE NUMBER: (800) 888-6878


                                                                    May 10, 1996


PROSPECTUS


Warburg Pincus Advisor Funds are a family of open-end mutual funds that are offered to investors who wish to buy shares through an investment professional, to financial institutions investing on behalf of their customers and to retirement plans that elect to make one or more Advisor Funds an investment option for participants in the plans. One Advisor Fund is described in this
Prospectus:

WARBURG PINCUS POST-VENTURE CAPITAL FUND seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Because of the nature of the Fund's investments and certain strategies it may use, an investment in the Fund involves certain risks and may not be appropriate for all investors.

The Fund currently offers two classes of shares, one of which, the Advisor Shares, is offered pursuant to this Prospectus. The Advisor Shares of the Fund, as well as Advisor Shares of certain other Warburg Pincus-advised funds, are sold under the name 'Warburg Pincus Advisor Funds.' Individual investors may purchase Advisor Shares only through institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries ('Institutions'). The Advisor Shares impose a 12b-1 fee of up to .75% per annum, which is the economic equivalent of a sales charge. The Fund's Common Shares are available for purchase by individuals directly and are offered by a separate prospectus.

NO MINIMUM INVESTMENT

There is no minimum amount of initial or subsequent purchases of shares imposed on Institutions. See 'How to Purchase Shares.'

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the 'SEC') and is available to investors without charge by calling Warburg Pincus Advisor Funds at (800) 888-6878. Information regarding the status of shareholder accounts may also be obtained by calling Warburg Pincus Advisor Funds at (800) 888-6878. The Statement of Additional Information, as amended or supplemented from time to time, bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION  OR  ANY STATE  SECURITIES  COMMISSION NOR  HAS  THE
     SECURITIES   AND  EXCHANGE   COMMISSION  OR   ANY  STATE  SECURITIES
       COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF   THIS
            PROSPECTUS.   ANY   REPRESENTATION   TO   THE   CONTRARY
                             IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THE FUND'S EXPENSES

     The Fund currently offers two separate classes of shares: Common Shares and Advisor Shares. See 'General Information.' Because of the higher fees paid by Advisor Shares, the total return on such shares can be expected to be lower than the total return on Common Shares.

Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..........................      0
Annual Fund Operating Expenses (as a percentage of average net assets)
     Management Fees......................................................................................    .92%
     12b-1 Fees...........................................................................................    .75%*
     Other Expenses.......................................................................................    .48%
                                                                                                             -----
     Total Fund Operating Expenses (after fee waivers)`D'.................................................   2.15%

EXAMPLE
You would pay the following expenses
  on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
1 year......................................................................................................  $22
3 years.....................................................................................................  $67

------------

* Current 12b-1 fees are .50% out of a maximum .75% authorized under the Advisor Shares' Distribution Plan. At least a portion of these fees should be considered by the investor to be the economic equivalent of a sales charge.

 `D' Absent the anticipated waiver of fees by the Fund's investment adviser and co-administrator, Management Fees would equal 1.25%, Other Expenses would equal .75% and Total Fund Operating Expenses would equal 2.75%. Other Expenses are based on annualized estimates of expenses for the fiscal year ending October 31, 1996, net of any fee waivers or expense reimbursements. The investment adviser and co-administrator are under no obligation to continue these waivers.

                            ------------------------

     The expense table shows the costs and expenses that an investor will bear directly or indirectly as an Advisor Shareholder of the Fund. Institutions also may charge their clients fees in connection with investments in Advisor Shares, which fees are not reflected in the table. The Example should not be considered a representation of past or future expenses; actual Fund expenses may be greater or less than those shown. Moreover, while the Example assumes a 5% annual return, the Fund's actual performance will vary and may result in a return greater or less than 5%. Long-term holders of Advisor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the 'NASD').

FINANCIAL HIGHLIGHTS
(FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The following information regarding the Fund for the fiscal period ended October 31, 1995 has been derived from information audited by Coopers & Lybrand L.L.P., independent auditors, whose report dated December 14, 1995 appears in the Fund's Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's annual report, dated October 31, 1995, copies of which appear in the Fund's Statement of Additional Information or may be obtained without charge by calling Warburg Pincus Advisor Funds at (800) 888-6878.


                                                                                                  FOR THE PERIOD
                                                                                                SEPTEMBER 29, 1995
                                                                                                 (COMMENCEMENT OF
                                                                                                   OPERATIONS)
                                                                                                     THROUGH
                                                                                                 OCTOBER 31, 1995
                                                                                                 ----------------
Net Asset Value, Beginning of Period..........................................................        $10.00
                                                                                                     -------
  Income from Investment Operations:
  Net Investment Income (Loss)................................................................           .00
  Net Gains (Loss) from Securities (both realized and unrealized).............................           .68
                                                                                                     -------
       Total from Investment Operations.......................................................           .68
                                                                                                     -------
  Less Distributions:
     Dividends from net investment income.....................................................           .00
     Distributions from capital gains.........................................................           .00
                                                                                                     -------
       Total Distributions....................................................................           .00
                                                                                                     -------
Net Asset Value, End of Period................................................................        $10.68
                                                                                                     -------
                                                                                                     -------

Total Return..................................................................................          6.80%*

Ratios/Supplemental Data:

Net Assets, End of Period (000s)..............................................................            $1

Ratios to Average Daily Net Assets:
  Operating expenses..........................................................................          2.15%*
  Net investment income.......................................................................           .09%*
  Decrease reflected in above operating expense ratio due to
     waivers/reimbursements...................................................................          9.25%*

Portfolio Turnover Rate.......................................................................         16.90%*

------------

* Non-annualized.

INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is long-term growth of capital. This objective is a fundamental policy and may not be amended without first obtaining the approval of a majority of the outstanding shares of the Fund. Any investment involves risk and, therefore, there can be no assurance that the Fund will achieve its investment objective. See 'Portfolio Investments' and 'Certain Investment Strategies' for descriptions of certain types of investments the Fund may make.


     Because of the nature of the Fund's investments and certain strategies it may use, such as investing in Private Funds (as defined below), an investment in the Fund should be considered only for the aggressive portion of an investor's portfolio and may not be appropriate for all investors.



     The Fund is a diversified management investment company that pursues its investment objective by investing primarily in equity securities of companies considered by Warburg, Pincus Counsellors, Inc., the Fund's investment adviser ('Warburg') to be in their post-venture capital stage. Although the Fund may invest up to 10% of its assets in venture capital and other investment funds, the Fund is not designed primarily to provide venture capital financing. Rather, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of 'post-venture capital companies.' A post-venture capital company is a company that has received venture capital financing either
(a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ('IPO'), whichever is later, will have been made within ten years prior to the Fund's purchase of the company's securities.


     Warburg believes that venture capital participation in a company's capital structure can lead to revenue/earnings growth rates above those of older, public companies such as those in the Dow Jones Industrial Average or the Fortune 500. Venture capitalists finance start-up companies, companies in the early stages of developing new products or services and companies undergoing a restructuring or recapitalization, since these companies may not have access to conventional forms of financing (such as bank loans or public issuances of stock). Venture capitalists may hold substantial positions in companies that may have been acquired at prices significantly below the initial public offering price. This may create a potential adverse impact in the short-term on the market price of a company's stock due to sales in the open market by a venture capitalist or others who acquired the stock at lower prices prior to the company's IPO. Warburg will consider the impact of such sales in selecting post-venture capital investments. Venture capitalists may be individuals or funds organized by venture capitalists which are typically offered only to large institutions, such as pension funds and endowments, and certain accredited investors. Venture capital participation in a company is often reduced when the company engages in an IPO of its securities or when it is involved in a merger, tender offer or acquisition.


     Warburg has experience in researching smaller companies, companies in the early stages of development and venture capital-financed companies. Its team of analysts, led by Elizabeth Dater and Stephen Lurito, regularly monitors portfolio companies whose securities are held by over 250 of the larger domestic venture capital funds. Ms. Dater and Mr. Lurito have managed post-venture equity securities in separate accounts for institutions since 1989 and currently manage over $1 billion of such assets for institutions. The Fund will invest in securities of post-venture capital companies that are traded on a national securities exchange or in an organized over-the-counter market.

PRIVATE FUND INVESTMENTS. Up to 10% of the Fund's assets may be invested in United States or foreign private limited partnerships or other investment funds ('Private Funds') that themselves invest in equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or (b) companies engaged in special situations or changes in corporate control, including buyouts. In selecting Private Funds for investment, Abbott Capital Management, L.P., the Fund's sub-investment adviser with respect to Private
Funds ('Abbott'), attempts to invest in a mix of Private Funds that will provide an above average internal rate of return (i.e., the discount rate at which the present value of an investment's future cash inflows (dividend income and capital gains) are equal to the cost of the investment). Warburg believes that the Fund's investments in Private Funds offers individual investors a unique opportunity to participate in venture capital and other private investment funds, providing access to investment opportunities typically available only to large institutions and accredited investors. Although the Fund's investments in Private Funds are limited to a maximum of 10% of the Fund's assets, these investments are highly speculative and volatile and may produce gains or losses in the portion of the portfolio that are in excess of broader market movements.



Because Private Funds generally are investment companies for purposes of the Investment Company Act of 1940, as amended (the '1940 Act'), the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and will involve the risks described under 'Risk Factors and Special Considerations -- Non-Publicly Traded Securities; Rule 144A Securities.' In valuing the Fund's holdings of interests in Private Funds, the Fund will be relying on the most recent reports provided by Abbott and by the Private Funds themselves prior to calculation of the Fund's net asset value. These reports, which may be provided by Abbott and by a Private Fund on an infrequent basis (not less frequently than quarterly), often depend on the subjective valuations of the managers of the Private Funds and, in addition, would not reflect positive or negative subsequent developments affecting companies held by the Private Fund. See 'Net Asset Value.' Debt securities held by a Private Fund will tend to be rated below investment grade and may be rated as low as C by Moody's Investors Service, Inc. ('Moody's') or D by Standard & Poor's Ratings Group ('S&P'). For a discussion of the risks of investing in below investment grade debt, see 'Investment Policies -- Below Investment Grade Debt Securities' in the Statement of Additional Information. For a discussion of the possible tax consequences of investing in foreign Private Funds, see 'Additional Information Concerning Taxes -- Investment in Passive Foreign Investment Companies' in the Statement of Additional Information.



The Fund may also hold non-publicly traded equity securities of companies in the venture and post-venture stages of development, such as those of closely-held companies or private placements of public companies. The portion of the Fund's assets invested in these non-publicly traded securities will vary over time depending on investment opportunities and other factors. The Fund's illiquid assets, including interests in Private Funds and other illiquid non-publicly traded securities, may not exceed 15% of the Fund's assets.



OTHER STRATEGIES. The Fund may invest up to 35% of its assets in exchange-traded and over-the-counter securities that do not meet the definition of post-venture capital companies without regard to market capitalization. Up to 10% of the Fund's assets may be invested, directly or through Private Funds, in securities of issuers engaged at the time of purchase in 'special situations,' such as a restructuring or recapitalization; an acquisition, consolidation, merger or tender offer; a change in corporate control or investment by a venture capitalist.



     To attempt to reduce risk, the Fund will diversify its investments over a broad range of issuers operating in a variety of industries. The Fund may hold securities of companies of any size, and will not limit capitalization of companies it selects to invest in. However, due to the nature of the venture capital to post-venture cycle, the Fund anticipates that the average market capitalization of companies in which it invests will be less than $1 billion at the time of investment. Although the Fund will invest primarily in U.S. companies, up to 20% of the Fund's assets may be invested in securities of issuers located in any foreign country. Equity securities in which the Fund will invest are common stock, preferred stock, warrants, securities convertible into or exchangeable for common stock and partnership interests. The Fund may engage in a variety of strategies to reduce risk or seek to enhance return, including engaging in short selling (see 'Certain Investment Strategies').

PORTFOLIO INVESTMENTS


INVESTMENT GRADE DEBT. The Fund may invest up to 20% of its total assets in investment grade debt securities (other than money market obligations) for the purpose of seeking capital appreciation. The interest income to be derived may be considered as one factor in selecting debt securities for investment by Warburg. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for growth of capital when interest rates are expected to decline. The success of such a strategy is dependent upon Warburg's ability to accurately forecast changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions. A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by Warburg. Bonds rated in the fourth highest grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities, although Warburg will consider such event in its determination of whether the Fund should continue to hold the securities.


     When Warburg believes that a defensive posture is warranted, the Fund may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

MONEY MARKET OBLIGATIONS. The Fund is authorized to invest, under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less) and medium-term (five years or less remaining to maturity) money market obligations and for temporary defensive purposes may invest in these securities without limit. These instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, its agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments or, if unrated, deemed by Warburg to be high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.


     Repurchase Agreements. The Fund may invest in repurchase agreement transactions on portfolio securities with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. Warburg, acting under the supervision of the Fund's Board of Directors (the 'Board'), monitors the creditworthiness of those bank and non-bank dealers with which the Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.


     Money Market Mutual Funds. Where Warburg believes that it would be beneficial to the Fund and appropriate considering the factors of return and liquidity, the Fund may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Fund, Warburg or the Fund's co-administrator, PFPC Inc. ('PFPC'). As a shareholder in any mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Fund's administration fees and other expenses with respect to assets so invested.

U.S. GOVERNMENT SECURITIES. U.S. government securities in which the Fund may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities, including instruments that are supported by the full faith and credit of the United States, instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality.

CONVERTIBLE SECURITIES. Convertible securities in which the Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock.

RISK FACTORS AND SPECIAL
CONSIDERATIONS

EMERGING GROWTH AND SMALL COMPANIES. Investing in common stocks and securities convertible into common stocks is subject to the inherent risk of fluctuations in the prices of such securities. Investing in securities of emerging growth and small-sized companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because small- and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones. Securities of issuers in 'special situations' also may be more volatile, since the market value of these securities may decline in value if the anticipated benefits do not materialize. Companies in 'special situations' include, but are not limited to, companies involved in an acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the companies' securities. Although investing in securities of emerging growth companies or 'special situations' offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing exclusively in better-known, larger companies. For certain additional risks relating to the Fund's investments, see 'Portfolio Investments' beginning at page 5 and 'Certain Investment Strategies' beginning at page 9.


NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the '1933 Act'), but that can be sold to 'qualified institutional buyers' in accordance with Rule 144A under the 1933 Act ('Rule 144A Securities'). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities, unless the Board determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board will consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The
Board will carefully monitor any investments by the Fund in Rule 144A Securities. The Board may adopt guidelines and delegate to Counsellors the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any determination regarding liquidity.


     Non-publicly traded securities (including interests in Private Funds and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investment in illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

PORTFOLIO TRANSACTIONS AND
TURNOVER RATE

     The Fund will attempt to purchase securities with the intent of holding them for investment but may purchase and sell portfolio securities whenever Warburg believes it to be in the best interests of the Fund. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies. It is not possible to predict the Fund's portfolio turnover rate. However, it is anticipated that the Fund's annual turnover rate should not exceed 100%. Higher portfolio turnover rates (100% or more) may result in dealer mark ups or underwriting commissions as well as other transaction costs, including correspondingly higher brokerage commissions. In addition, short-term gains realized from portfolio turnover may be taxable to shareholders as ordinary income. See 'Dividends, Distributions and Taxes -- Taxes' below and 'Investment Policies -- Portfolio Transactions' in the Statement of Additional Information.

     All orders for transactions in securities or options on behalf of the Fund are placed by Warburg with broker-dealers that it selects, including Counsellors Securities Inc., the Fund's distributor ('Counsellors Securities'). The Fund may utilize Counsellors Securities in connection with a purchase or sale of securities when Warburg believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

CERTAIN INVESTMENT STRATEGIES

     Although there is no intention of doing so during the coming year, the Fund is authorized to engage in the following investment strategies: (i) purchasing securities on a when-issued basis and purchasing or selling securities for delayed-delivery and (ii) lending portfolio securities and (iii) entering into reverse repurchase agreements and dollar rolls. Detailed information concerning these strategies and their related risks is contained below and in the Statement of Additional Information.

FOREIGN SECURITIES. The Fund may invest up to 20% of its total assets in the securities of foreign issuers. There are certain risks involved in investing in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements that are often generally less rigorous than those applied in the United States. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Investment in foreign securities will also result in higher operating expenses due to the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, higher valuation and communications costs and the expense of maintaining securities with foreign custodians.

OPTIONS, FUTURES AND CURRENCY TRANSACTIONS. At the discretion of Warburg, the Fund may, but is not required to, engage in a number of strategies involving options, futures and forward currency contracts. These strategies, commonly referred to as 'derivatives,' may be used (i) for the purpose of hedging against a decline in value of the Fund's current or anticipated portfolio holdings, (ii) as a substitute for purchasing or selling portfolio securities or (iii) to seek to generate income to offset expenses or increase return. TRANSACTIONS THAT ARE NOT CONSIDERED HEDGING SHOULD BE CONSIDERED SPECULATIVE AND MAY SERVE TO INCREASE THE FUND'S INVESTMENT RISK. Transaction costs and any premiums associated with these strategies, and any losses incurred, will affect the Fund's net asset value and performance. Therefore, an investment in the Fund may involve a greater risk than an investment in other mutual funds that do not utilize these strategies. The Fund's use of these strategies may be limited by position and exercise limits established by securities and commodities exchanges and the NASD and by the Internal Revenue Code of 1986, as amended (the 'Code').

     Securities and Stock Index Options. The Fund may write covered call and put options on up to 25% of the net asset value of the stock and debt securities in its portfolio and will realize fees (referred to as 'premiums') for granting the rights evidenced by the options. The Fund may utilize up to 10% of its assets to purchase options on stocks and debt securities that are traded on U.S. and foreign exchanges, as well as over-the-counter ('OTC') options. The purchaser of a put option on a security has the right to compel the purchase by the writer of the underlying security, while the purchaser of a call option on a security has the right to purchase the underlying security from the writer. In addition to purchasing and writing options on securities, the Fund may also utilize up to 10% of its total assets to purchase exchange-listed and OTC put and call options on stock indexes, and may also write such options. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index.

     The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

     Futures Contracts and Related Options. The Fund may enter into foreign currency, interest rate and stock index futures contracts and purchase and write
(sell) related options that are traded on an exchange designated by the Commodity Futures Trading Commission (the 'CFTC') or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, are settled in cash with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

     Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be 'bona fide hedging' will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such con-tracts. Although the Fund is limited in the amount of assets that may be invested in futures transactions, there is no overall limit on the percentage of Fund assets that may be at risk with respect to futures activities.

     Currency Exchange Transactions. The Fund will conduct its currency exchange transactions either (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on futures contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. An option on a foreign currency operates similarly to an option on a security. Risks associated with currency forward contracts and purchasing currency options are similar to those described in this Prospectus for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events.

     Hedging Considerations. The Fund may engage in options, futures and currency transactions for, among other reasons, hedging purposes. A hedge is designed to offset a loss on a portfolio position with a gain in the hedge position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedge position. As a result, the use of options, futures contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. The Fund will engage in hedging transactions only when deemed advisable by Warburg, and successful use of hedging transactions will depend on Warburg's ability to correctly predict movements in the hedge and the hedged position and the correlation between them, which could prove to be inaccurate. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends.

     Additional Considerations. To the extent that the Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Fund may be unable to close out an option or futures position without incurring substantial losses, if at all. The Fund is also subject to the risk of a default by a counterparty to an off-exchange transaction.

     Asset Coverage. The Fund will comply with applicable regulatory requirements designed to eliminate any potential for leverage with respect to options written by the Fund on securities and indexes; currency, interest rate and stock index futures contracts and options on these futures contracts; and forward currency contracts. The use of these strategies may require that the Fund maintain cash or certain liquid high-grade debt obligations or other assets that are acceptable as collateral to the appropriate regulatory authority in a segregated account with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise 'covered' through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

SHORT SELLING. The Fund may from time to time sell securities short. A short sale is a transaction
                                       11
in which the Fund sells borrowed securities in anticipation of a decline in the market price of the securities. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The current market value of the securities sold short will not exceed 10% of the Fund's assets.

     When the Fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

     The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or U.S. government securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or U.S. government securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the sort sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

     Short Sales Against the Box. The Fund may, in addition to engaging in short sales as described above, enter into a short sale of securities such that when the short position is open the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one 'against the box,' will be entered into by the Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will generally be held by the broker until the settlement date when the Fund delivers securities to close out its short position. Although prior to delivery the Fund will have to pay an amount equal to any dividends paid on the securities sold short, the Fund will receive the dividends from the securities sold short or the dividends from the preferred stock or interest from the debt securities convertible or exchangeable into the securities sold short, plus a portion of the interest earned from the proceeds of the short sale. The Fund will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. The Fund will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

     The extent to which the  Fund may make short sales  may be limited by  Code
requirements   for  qualification   as  a  regulated   investment  company.  See
'Dividends, Distributions and Taxes'
for other tax considerations applicable to short sales.

INVESTMENT GUIDELINES

     The Fund may invest up to 15% of its net assets in securities with contractual or other restrictions on resale and other investments that are not readily marketable, including (i) securities issued as part of a privately negotiated transaction between an issuer and one or more purchasers and (ii) repurchase agreements with maturities greater than seven days; (iii) time deposits maturing in more than seven calendar days; and (iv) certain Rule 144A Securities. In addition, up to 5% of the Fund's total assets may be invested in the securities of issuers that have been in continuous operation for less than three years, and an additional 5% of its total assets may be invested in warrants. The Fund may borrow from banks and enter into reverse repurchase agreements for temporary or emergency purposes, such as meeting anticipated redemption requests, provided that reverse repurchase agreements and any other borrowing by the Fund may not exceed 30% of the Fund's total assets. The Fund may pledge its assets to the extent necessary to secure permitted borrowings. Whenever borrowings (including reverse repurchase agreements) exceed 5% of the value of the Fund's net assets, the Fund will not make any investments (including roll-overs). Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board, subject to the limitations contained in the 1940 Act. A complete list of investment restrictions that the Fund has adopted identifying additional restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in the Statement of Additional Information.

MANAGEMENT OF THE FUND


INVESTMENT ADVISERS. The Fund employs Warburg as investment adviser to the Fund and Abbott as the sub-investment adviser to the Fund. Warburg, subject to the control of the Fund's officers and the Board, manages the investment and reinvestment of the assets of the Fund in accordance with its investment objective and stated investment policies. Warburg makes investment decisions for the Fund, places orders to purchase or sell securities on behalf of the Fund and supervises the activities of Abbott. Warburg also employs a support staff of management personnel to provide services to the Fund and furnishes the Fund with office space, furnishings and equipment. Abbott, in accordance with the investment objective and policies of the Fund, makes investment decisions for the Fund regarding investments in Private Funds, effects transactions in Private Funds on behalf of the Fund and assists in other administrative functions relating to investments in Private Funds.



     For the services provided by Warburg, the Fund pays Warburg a fee calculated at an annual rate of 1.25% of the Fund's average daily net assets. Warburg pays Abbott a fee of .55% per annum of the value of Private Fund investments as of the last day of each calendar quarter. Although this advisory fee is higher than that paid by most other investment companies, including money market and fixed income funds, Warburg believes that it is comparable to fees charged by other mutual funds with similar policies and strategies. The advisory agreement between the Fund and Warburg provides that Warburg will reimburse the Fund to the extent certain expenses that are described in the Statement of Additional Information exceed applicable state expense limitations. Warburg and the Fund's co-administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be borne by the Fund.

     Warburg. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of February 29, 1996, Warburg managed approximately $13.5 billion of assets, including approximately $7.5 billion of assets of twenty-three investment companies or portfolios. Incorporated in 1970, Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), a New York general partnership. E.M. Warburg, Pincus & Co., Inc. ('EMW') controls Warburg through its ownership of a class of voting preferred stock of Warburg. Counsellors G.P. has no business other than being a holding company of Warburg and its subsidiaries. Warburg's address is 466 Lexington Avenue, New York, New York 10017-3147.



     Abbott. Abbott, which was founded in 1986, is an independent specialized investment firm with assets under management of approximately $3 billion. Abbott is a registered investment adviser which concentrates on venture capital, buyout and special situations partnership investments. Abbott's management team provides full-service private equity programs to clients. Abbott's principal office is located at 50 Rowes Wharf, Suite 240, Boston, Massachusetts 02110-3328.


PORTFOLIO MANAGERS. The co-portfolio managers of the Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater is a managing director of EMW and has been a portfolio manager of Warburg since 1978. Mr. Lurito is a managing director of EMW and has been with Warburg since 1987, before which time he was a research analyst at Sanford C. Bernstein & Company, Inc.

     Robert S. Janis and Christopher M. Nawn are associate portfolio managers and research analysts for the Fund. Mr. Janis has been with Warburg since October 1994, before which time he was a vice president and senior research analyst at U.S. Trust Company of New York. Mr. Nawn has been with Warburg since September 1994, before which time he was a senior sector analyst and portfolio manager at the Dreyfus Corporation.


     Raymond L. Held and Gary H. Solomon, investment managers and general partners of Abbott, manage the Fund's investments in Private Funds.


CO-ADMINISTRATORS. The Fund employs Counsellors Funds Service, Inc. ('Counsellors Service'), a wholly owned subsidiary of Warburg, as a co-administrator. As co-administrator, Counsellors Service provides shareholder liaison services to the Fund, including responding to shareholder inquiries and providing information on shareholder investments. Counsellors Service also performs a variety of other services, including furnishing certain executive and administrative services, acting as liaison between the Fund and its various service providers, furnishing corporate secretarial services, which include preparing materials for meetings of the Board, preparing proxy statements and annual, semiannual and quarterly reports, assisting in the preparation of tax returns and monitoring and developing compliance procedures for the Fund. As compensation, the Fund pays Counsellors Service a fee calculated at an annual rate of .10% of the Fund's average daily net assets.

     The Fund employs PFPC, an indirect, wholly owned subsidiary of PNC Bank Corp., as a co-administrator. As a co-administrator, PFPC calculates the Fund's net asset value, provides all accounting services for the Fund and assists in related aspects of the Fund's operations. As compensation, the Fund pays PFPC a fee calculated at a maximum annual rate of .10% of the Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.

CUSTODIANS. PNC Bank, National Association ('PNC') serves as custodian of the Fund's U.S. assets and State Street Bank and Trust Company

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
('State Street') serves as custodian of the Fund's non-U.S. assets. Like PFPC, PNC is a subsidiary of PNC Bank Corp. and its principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101. State Street's principal business address is 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT. State Street also serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Fund. It has delegated to Boston Financial Data Services, Inc., a 50% owned subsidiary ('BFDS'), responsibility for most shareholder servicing functions. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

DISTRIBUTOR. Counsellors Securities serves as distributor of the shares of the Fund. Counsellors Securities is a wholly owned subsidiary of Warburg and is located at 466 Lexington Avenue, New York, New York 10017-3147. No compensation is payable by the Advisor Shares to Counsellors Securities for distribution services.

     Warburg or its affiliates may, at their own expense, provide promotional incentives to parties who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund shares.

DIRECTORS AND OFFICERS. The officers of the Fund manage its day-to-day operations and are directly responsible to the Board. The Board sets broad policies for the Fund and chooses its officers. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the Statement of Additional Information.

HOW TO PURCHASE SHARES

     Individual investors may only purchase Warburg Pincus Advisor Fund shares through Institutions. The Fund reserves the right to make Advisor Shares available to other investors in the future. References in this Prospectus to shareholders or investors are generally to Institutions as the record holders of the Advisor Shares.

     Each  Institution  separately  determines  the  rules  applicable  to   its
customers investing in the Fund, including minimum initial and subsequent investment requirements and the procedures to be followed to effect purchases, redemptions and exchanges of Advisor Shares. There is no minimum amount of initial or subsequent purchases of Advisor Shares imposed on Institutions, although the Fund reserves the right to impose minimums in the future.

     Orders for the purchase of Advisor Shares are placed with an Institution by its customers. The Institution is responsible for the prompt transmission of the order to the Fund or its agent.

     Institutions may purchase Advisor Shares by telephoning the Fund and sending payment by wire. After telephoning (800) 888-6878 for instructions, an Institution should then wire federal funds to Counsellors Securities Inc. using the following wire address:

State Street Bank and Trust Co.
225 Franklin St.
Boston, MA 02101
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Warburg Pincus Advisor Post-Venture Capital Fund
DDA# 9904-649-2
[Shareowner name]
[Shareowner account number]


     Orders by wire will not be accepted until a completed account application has been received in proper form, and an account number has been established. If a telephone order is received by the close of regular trading on the New York Stock Exchange ('NYSE') (currently 4:00 p.m., Eastern time) and payment by wire is received on the same day in proper form in accordance with instructions set forth above, the shares will be priced according to the net asset value of the Fund on that day and are entitled to dividends and distributions beginning on that day. If payment by wire is received in proper form by the close of the NYSE without a prior telephone order, the purchase will be priced according to the net asset value of the Fund on that day and is entitled to dividends and distributions beginning on that day. However, if a wire in proper form that is not preceded by a telephone order is received after the close of regular trading on the NYSE, the payment will be held uninvested until the order is effected at the close of business on the next business day. Payment for orders that are not accepted will be returned after prompt inquiry. Certain organizations or Institutions that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of customers, with payment to follow no later than the Fund's pricing on the following business day. If payment is not received by such time, the organization could be held liable for resulting fees or losses.

     After an investor has made his initial investment, additional shares may be purchased at any time by mail or by wire in the manner outlined above. Wire payments for initial and subsequent investments should be preceded by an order placed with the Fund or its agent and should clearly indicate the investor's account number. In the interest of economy and convenience, physical certificates representing shares in the Fund are not normally issued.

     The Fund understands that some broker-dealers (other than Counsellors Securities), financial institutions, securities dealers and other industry professionals may impose certain conditions on their clients or customers that invest in the Fund, which are in addition to or different than those described in this Prospectus, and may charge their clients or customers direct fees. Certain features of the Fund, such as the initial and subsequent investment minimums, redemption fees and certain trading restrictions, may be modified or waived in these programs, and administrative charges may be imposed for the services rendered. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read this Prospectus in light of the terms governing his account with the organization.

HOW TO REDEEM AND EXCHANGE
SHARES

REDEMPTION OF SHARES. An investor of the Fund may redeem (sell) shares on any day that the Fund's net asset value is calculated (see 'Net Asset Value' below). Requests for the redemption (or exchange) of Advisor Shares are placed with an Institution by its customers, which is then responsible for the prompt transmission of this request to the Fund or its agent.

     Institutions may redeem Advisor Shares by calling Warburg Pincus Advisor Funds at (800) 888-6878 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any business day. An investor making a telephone withdrawal should state (i) the name of the Fund, (ii) the account number of the Fund, (iii) the name of the investor(s) appearing on the Fund's records, (iv) the amount to be withdrawn and
(v) the name of the person requesting the redemption.

     After receipt of the redemption request the redemption proceeds will be wired to the investor's bank as indicated in the account application previously filled out by the investor. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. During periods of significant economic or market change, telephone redemptions may be difficult to implement. If an investor is unable to contact Warburg Pincus

Advisor Funds by telephone, an investor may deliver the redemption request to Warburg Pincus Advisor Funds by mail at Warburg Pincus Advisor Funds, P.O. Box 9030, Boston, Massachusetts 02205-9030.

     If a redemption order is received prior to the close of regular trading on the NYSE, the redemption order will be effected at the net asset value per share as determined on that day. If a redemption order is received after the close of regular trading on the NYSE, the redemption order will be effected at the net asset value as next determined. Except as noted above, redemption proceeds will normally be wired to an investor on the next business day following the date a redemption order is effected. If, however, in the judgment of Warburg, immediate payment would adversely affect the Fund, it reserves the right to pay the redemption proceeds within seven days after the redemption order is effected. Furthermore, the Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of an exchange of shares) for such periods as are permitted under the 1940 Act.

     The proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption. If an investor redeems all the shares in his account, all dividends and distributions declared up to and including the date of redemption are paid along with the proceeds of the redemption.


EXCHANGE OF SHARES. An Institution may exchange Advisor Shares of the Fund for Advisor Shares of the other Warburg Pincus Advisor Funds at their respective net asset values. Exchanges may be effected in the manner described under 'Redemption of Shares' above. If an exchange request is received by Warburg Pincus Advisor Funds prior to the close of regular trading on the NYSE, the exchange will be made at each fund's net asset value determined at the end of that business day. Exchanges may be effected without a sales charge. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.


     The exchange privilege is available to shareholders residing in any state in which Advisor Shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange Advisor Shares of the Fund for shares in another Warburg Pincus Advisor Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Warburg Pincus Advisor Fund, an investor should contact Warburg Pincus Advisor Funds at (800) 888-6878.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. The Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. The Fund declares dividends from its net investment income and net realized short-term and long-term capital gains annually and pays them in the calendar year in which they are declared, generally in November or December. Net investment income earned on weekends and when the NYSE is not open will be computed as of the next business day. Unless an investor instructs the Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional Advisor Shares of the Fund at net asset value. The election to receive dividends in cash may be made on the account application or, subsequently, by writing to Warburg Pincus Advisor Funds at the address set forth under 'How to

Purchase Shares' or by calling Warburg Pincus Advisor Funds at (800) 888-6878.

     The Fund may be required to withhold for U.S. federal income taxes 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the U.S. Internal Revenue Service that they are subject to backup withholding.

TAXES. The Fund intends to qualify each year as a 'regulated investment company' within the meaning of the Code. The Fund, if it qualifies as a regulated investment company, will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain. The Fund expects to pay such additional dividends and to make such additional distributions as are necessary to avoid the application of this tax.

     Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to investors as ordinary income, and distributions derived from net realized long-term capital gains are taxable to investors as long-term capital gains, in each case regardless of the length of time shareholders have held the Advisor Shares or whether received in cash or reinvested in additional Advisor Shares. As a general rule, an investor's gain or loss on a sale or redemption of its Fund shares will be a long-term capital gain or loss if it has held its shares for more than one year and will be a short-term capital gain or loss if it has held its shares for one year or less. However, any loss realized upon the sale or redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares. Investors may be proportionately liable for taxes on income and gains of the Fund, but investors not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund's investment activities, including short sales of securities, will not result in unrelated business taxable income to a tax-exempt investor. The Fund's dividends, to the extent not derived from dividends attributable to certain types of stock issued by U.S. domestic corporations, will not qualify for the dividends received deduction for corporations.

     Dividends and interest received by the Fund may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If the Fund qualifies as a regulated investment company, if certain asset and distribution requirements are satisfied and if more than 50% of the Fund's total assets at the close of its fiscal year consist of stock or securities of foreign corporations, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Certain provisions of the Code may require that a gain recognized by the Fund upon the
                                       18
closing of a short sale be treated as a short-term capital gain, and that a loss recognized by the Fund upon the closing of a short sale be treated as a long-term capital loss, regardless of the amount of time that the Fund held the securities used to close the short sale. The Fund's use of short sales may also affect the holding periods of certain securities held by the Fund if such securities are 'substantially identical' to securities used by the Fund to close the short sale. The Fund's short selling activities will not result in unrelated business taxable income to a tax-exempt investor.

GENERAL. Statements as to the tax status of each investor's dividends and distributions are mailed annually. Each investor will also receive, if applicable, various written notices after the close of the Fund's prior taxable year with respect to certain dividends and distributions which were received from the Fund during the Fund's prior taxable year. Investors should consult their own tax advisers with specific reference to their own tax situations, including their state and local tax liabilities. Individuals investing in the Fund through Institutions should consult those Institutions or their own tax advisers regarding the tax consequences of investing in the Fund.

NET ASSET VALUE

     The Fund's net asset value per share is calculated as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) on each business day, Monday through Friday, except on days when the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of the Fund generally changes each day.

     The net asset value per Advisor Share of the Fund is computed by adding the Advisor Shares' pro rata share of the value of the Fund's assets, deducting the Advisor Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Advisor Shares and then dividing the result by the total number of outstanding Advisor Shares.


     Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale price when the valuation is made. Options and futures contracts will be valued similarly. Debt obligations that mature in 60 days or less from the valuation date are valued on the basis of amortized cost, unless the Board determines that using this valuation method would not reflect the investments' value. Investments in Private Funds will be valued in accordance with periodic reports received by Abbott from the Private Funds (not less frequently than quarterly). Interim changes in value of investments in Private Funds will generally not be monitored and, as a result, will not be reflected in the Fund's net asset value. Securities, options and futures contracts for which market quotations are not readily available and other assets will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. Further information regarding valuation policies is contained in the Statement of Additional Information.


PERFORMANCE

     The Fund quotes the performance of Advisor Shares separately from Common Shares. The net asset value of the Advisor Shares is listed in The Wall Street Journal each business day under the heading Warburg Pincus Advisor Funds. From time to time, the Fund may advertise the average annual total return of Advisor Shares over various periods of time. These total return figures show the average percentage change in value of an investment in the Advisor Shares from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of the Advisor Shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in Advisor Shares. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Fund seeks long-term appreciation and that such return may not be representative of the Fund's return over a longer market cycle. The Fund may also advertise aggregate total return figures of Advisor Shares for various periods, representing the cumulative change in value of an investment in the Advisor Shares for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes the method used to determine total return. Current total return figures may be obtained by calling Warburg Pincus Advisor Funds at (800) 888-6878.

     In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (i) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (ii) with the Venture Capital 100 Index (compiled by Venture Capital Journal), the Russell 2000 Small Stock Index and the S&P 500 Index, which are unmanaged indexes of common stocks; or (iii) other appropriate indexes of investment securities or with data developed by Warburg derived from such indexes. The Fund may also make comparisons using data and indexes compiled by the National Venture Capital Association, VentureOne and Private Equity Analysts Newsletter and similar organizations and publications. The Fund may also include evaluations published by nationally recognized ranking services and by financial publications that are nationally recognized, such as The Wall Street Journal, Investor's Daily, Money, Inc., Institutional Investor, Barron's, Fortune, Forbes, Business Week, Mutual Fund Magazine, Morningstar, Inc. and Financial Times.

     In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio managers of the Fund and may include quotations attributable to the portfolio managers describing approaches taken in managing the Fund's investments, research methodology underlying stock selection or the Fund's investment objective. In addition, the Fund and its portfolio managers may render updates of Fund activity, which may include a discussion of significant portfolio holdings and analysis of holdings by industry, country, credit quality and other characteristics. The Fund may discuss characteristics of venture capital financed companies and the benefits expected to be achieved from investing in these companies. The Fund may also discuss measures of risk, the continuum of risk and return relating to different invest-ments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, the Fund may from time to time compare the expense ratio of Advisor Shares to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

GENERAL INFORMATION

ORGANIZATION. The Fund was incorporated on July 12, 1995 under the laws of the State of Maryland under the name 'Warburg, Pincus Post-Venture Capital Fund, Inc.' The Fund's charter authorizes the Board to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Advisor Shares. Under the Fund's charter documents, the Board has the power to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

MULTI-CLASS STRUCTURE. The Fund offers a separate class of shares, the Common Shares, directly to individuals pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner, except that Advisor Shares bear fees payable by the Fund to Institutions for services they provide to the beneficial owners of such shares and enjoy certain exclusive voting rights on matters relating to these fees. Because of the higher fees paid by the Advisor Shares, the total return on such shares can be expected to be lower than the total return on Common Shares. Investors may obtain information concerning the Common Shares from their investment professional or by calling Counsellors Securities at (800) 888-6878.


VOTING RIGHTS. Investors in the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any member of the Board may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund.



SHAREHOLDER COMMUNICATIONS. Each investor will receive a quarterly statement of its account, as well as a statement of its account after any transaction that affects its share balance or share registration (other than the reinvestment of dividends or distributions). The Fund will also send to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by the Fund may be obtained by calling Warburg Pincus Advisor Funds at (800) 888-6878. Each Institution that is the record owner of Advisor Shares on behalf of its customers will send a statement to those customers periodically showing their indirect interest in Advisor Shares, as well as providing other information about the Fund. See 'Shareholder Servicing.'

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
SHAREHOLDER SERVICING

     The Fund is authorized to offer Advisor Shares exclusively through Institutions whose clients or customers (or participants in the case of retirement plans) ('Customers') are owners of Advisor Shares. Either those Institutions or companies providing certain services to Customers (together, 'Service Organizations') will enter into agreements ('Agreements') with the Fund and/or Counsellors Securities pursuant to a Distribution Plan as described below. Such entities may provide certain distribution, shareholder servicing, administrative and/or accounting services for its Customers. Distribution services would be marketing or other services in connection with the promotion and sale of Advisor Shares. Shareholder services that may be provided include responding to Customer inquiries, providing information on Customer investments and providing other shareholder liaison services. Administrative and accounting services related to the sale of Advisor Shares may include (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's transfer agent, (ii) processing dividend payments from the Fund on behalf of Customers and (iii) providing sub-accounting related to the sale of Advisor Shares beneficially owned by Customers or the information to the Fund necessary for sub-accounting. The Board has approved a Distribution Plan (the 'Plan') pursuant to Rule 12b-1 under the 1940 Act under which each participating Service Organization will be paid, out of the assets of the Fund (either directly or by Counsellors Securities on behalf of the Fund), a negotiated fee on an annual basis not to exceed .75% (up to a .25% annual service fee and a .50% annual distribution fee) of the value of the average daily net assets of its Customers invested in Advisor Shares. The current 12b-1 fee is .50% per annum. The Board evaluates the appropriateness of the Plan on a continuing basis and in doing so considers all relevant factors.

     Warburg, Counsellors Securities and Counsellors Service or any of their affiliates may, from time to time, at their own expense, provide compensation to Service Organizations. To the extent they do so, such compensation does not represent an additional expense to the Fund or its shareholders. In addition, Warburg, Counsellors Securities or any of their affiliates may, from time to time, at their own expense, pay certain Fund transfer agent fees and expenses related to accounts of Customers. A Service Organization may use a portion of the fees paid pursuant to the Plan to compensate the Fund's custodian or transfer agent for costs related to accounts of its Customers.

                            ------------------------
     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE FUND'S STATEMENT OF ADDITIONAL INFORMATION OR THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF THE ADVISOR SHARES IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS


        THE FUND'S EXPENSES .......................................... 2
        FINANCIAL HIGHLIGHTS ......................................... 3
        INVESTMENT OBJECTIVE AND POLICIES ............................ 4
        PORTFOLIO INVESTMENTS ........................................ 5
        RISK FACTORS AND SPECIAL
           CONSIDERATIONS ............................................ 7
        PORTFOLIO TRANSACTIONS AND TURNOVER
           RATE ...................................................... 8
        CERTAIN INVESTMENT STRATEGIES ................................ 9
        INVESTMENT GUIDELINES ....................................... 12
        MANAGEMENT OF THE FUND ...................................... 13
        HOW TO PURCHASE SHARES ...................................... 15
        HOW TO REDEEM AND EXCHANGE
           SHARES ................................................... 16
        DIVIDENDS, DISTRIBUTIONS AND TAXES .......................... 17
        NET ASSET VALUE ............................................. 18
        PERFORMANCE ................................................. 19
        GENERAL INFORMATION ......................................... 20
        SHAREHOLDER SERVICING ....................................... 21



                                     [LOGO]





                           [ ] WARBURG PINCUS
                               POST-VENTURE CAPITAL FUND



                                   PROSPECTUS





                                  MAY 10, 1996



ADPVC-1-0596

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                   Subject to Completion, dated March 14, 1996

                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 10, 1996



                    WARBURG PINCUS POST-VENTURE CAPITAL FUND

                 P.O. Box 9030, Boston, Massachusetts 02205-9030
                      For information, call (800) 888-6878



                                    Contents

                                                                          Page
                                                                          ----

Investment Objective..................................................     2
Investment Policies...................................................     2
Management of the Fund................................................    25
Additional Purchase and Redemption Information........................    33
Exchange Privilege....................................................    34
Additional Information Concerning Taxes...............................    34
Determination of Performance..........................................    37
Independent Accountants and Counsel...................................    39
Miscellaneous.........................................................    40
Financial Statements..................................................    40
Appendix -- Description of Ratings....................................   A-1
Annual Report and Report of Independent Accountants...................   A-5




               This Statement of Additional Information is meant to be read in conjunction with the combined Prospectus for the Common Shares of Warburg Pincus Post-Venture Capital Fund (the "Fund"), Warburg Pincus Capital Appreciation Fund and Warburg Pincus Emerging Growth Fund, and with the Prospectus for the Advisor Shares of the Fund, each dated May 10, 1996, as amended or supplemented from time to time, and is incorporated by reference in its entirety into those Prospectuses. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectuses and information regarding the Fund's current performance may be obtained by calling the Fund at
(800) 927-2874. Information regarding the status of shareholder accounts may be obtained by calling the Fund at (800) 888-6878 or by writing to the Fund, P.O. Box 9030, Boston, Massachusetts 02205-9030.

                              INVESTMENT OBJECTIVE

               The investment objective of the Fund is long-term growth of capital.


                               INVESTMENT POLICIES

               The following policies supplement the descriptions of the Fund's investment objective and policies in the Prospectuses.

Options, Futures and Currency Exchange Transactions

               Securities Options. The Fund may write covered put and call options on stock and debt securities and may purchase such options that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC").

               The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

               The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the Fund as a put or call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

               If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

               In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

               Additional risks exist with respect to certain of the securities for which the Fund may write covered call options. For example, if the Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

               Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (i) in-the-money call options when Warburg, Pincus Counsellors, Inc., the Fund's investment adviser ("Warburg"), expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when Warburg expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when Warburg expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

               Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. When the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

               There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to the Fund. The Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by Warburg, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, the Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

               Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of Warburg and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Fund will be able to purchase on a particular security.

               Stock Index Options. The Fund may purchase and write exchange-listed and OTC put and call options on stock indexes. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index, fluctuating with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

               Options on stock indexes are similar to options on stock except that (i) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Stock index options may be offset by entering into closing transactions as described above for securities options.

               OTC Options. The Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

               Listed options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Fund. Until the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

               Futures Activities. The Fund may enter into foreign currency, interest rate and stock index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.

               The Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The ability of the Fund to trade in futures contracts and options on futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company.

               Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Stock indexes are capitalization weighted indexes which reflect the market value of the stock listed on the indexes. A stock index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

               No consideration is paid or received by the Fund upon entering into a futures contract. Instead, the Fund is required to deposit in a segregated account with its custodian an amount of cash or cash equivalents, such as U.S. government securities or other liquid high-grade debt obligations, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund will also incur brokerage costs in connection with entering into futures transactions.

               At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

               Options on Futures Contracts. The Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

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



               An option on a currency, interest rate or stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

               Currency Exchange Transactions. The value in U.S. dollars of the assets of the Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

               Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

               At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to purchase a second, offsetting contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

               Currency Options. The Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

               Currency Hedging. The Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

               A decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of securities it holds, the Fund may purchase currency put options. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

               While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a

Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer's creditworthiness deteriorates.

               Hedging. In addition to entering into options, futures and currency exchange transactions for other purposes, including generating current income to offset expenses or increase return, the Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures, contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

               In hedging transactions based on an index, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established. Stock index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the stock index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by Warburg still may not result in a successful hedging transaction.

               The Fund will engage in hedging transactions only when deemed advisable by Warburg, and successful use by the Fund of hedging transactions will be subject to Warburg's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to correctly predict movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

               Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. As described in the Prospectuses, the Fund will comply with guidelines established by the Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Fund on securities and indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid high-grade debt securities or other securities that are acceptable as collateral to the appropriate regulatory authority.

               For example, a call option written by the Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund may require the Fund to segregate assets (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If the Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Additional Information on Other Investment Practices


               Foreign Investments. The Fund may invest up to 20% of its total assets in the securities of foreign issuers. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
See "Currency Transactions" and "Futures Activities" above.


               Many of the foreign securities held by the Fund will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

               Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure of the Fund to market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Fund will avoid investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

               U.S. Government Securities. The Fund may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if Warburg determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.


               Special Situation Companies. The Fund may invest up to 10% of its assets, directly or indirectly, in the securities of "special situation companies" involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. The Fund believes, however, that if "special situation companies" are analyzed carefully and invested in at the appropriate time, the Fund may achieve capital growth. There can be no assurance, however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated.

               Securities of Other Investment Companies. The Fund may invest in securities of other investment companies and partnerships and other investment vehicles deemed to be investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), to the extent permitted under that Act. Presently, under the 1940 Act, the Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets.


               Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board").

These loans, if and when made, may not exceed 20% of the Fund's total assets taken at value. The Fund will not lend portfolio securities to affiliates of Warburg unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

               By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not an investment objective of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

               When-Issued Securities and Delayed-Delivery Transactions. The Fund may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 30-45 days. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if Warburg deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

               When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash, U.S. Government Securities or other liquid high-grade debt obligations or other securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

               Securities of Smaller Companies. The Fund's investments involves considerations that are not applicable to investing in securities of established, larger- capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of smaller companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

               American, European and Continental Depositary Receipts. The assets of the Fund may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets.




               Warrants. The Fund may invest up to 5% of net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase). Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

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




               Non-Publicly Traded and Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, time deposits maturing in more than seven days, Private Funds (as defined in the Prospectuses), certain Rule 144A Securities (as defined below) and repurchase agreements which have a maturity of longer than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


               Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

               In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

               Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Warburg anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

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




               An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's 15% limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

               Private Funds. Although investments in Private Funds offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

               Interests in the Private Funds in which the Fund may invest will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain of the Private Funds in which the Fund may invest may pay their investment managers a fee based on the performance of the Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to regulated investment companies. The valuation of companies held by Private Funds, the securities of which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings may affect the Fund's net asset value calculations. Private Funds in which the Fund invests will not borrow to increase the amount of assets available for investment or otherwise engage in leverage.

               Below Investment Grade Securities. Although the Fund may invest only in investment grade non-convertible debt securities (as described in the Prospectuses), securities held by Private Funds may be rated below investment grade. In addition, the Fund may invest in below investment grade convertible debt and preferred securities and it is not required to dispose of securities downgraded below investment grade subsequent to acquisition by the Fund. While the market values of medium- and lower-rated securities and unrated securities of comparable quality tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

               The market for medium- and lower-rated and unrated securities is relatively new and has not weathered a major economic recession. Any such recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

               Certain of these securities may be difficult to dispose of because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, it is anticipated that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult to obtain accurate market quotations for purposes of valuation and calculation of net asset value.

               The market value of securities in medium- and lower-rated categories is more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact the Fund's net asset value. Normally, medium-and lower-rated and comparable unrated securities are not intended for short-term investment. Additional expenses may be incurred, to the extent required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. Recent adverse publicity regarding lower-rated securities may have depressed the prices for such securities to some extent. Whether investor perceptions will continue to have a negative effect on the price of such securities is uncertain.

               Borrowing. The Fund may borrow up to 30% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Additional investments (including roll-overs) will not be made when borrowings exceed 5% of the Fund's net assets. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the

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

lender or arrangements will be made with a suitable subcustodian, which may include the lender.


Other Investment Limitations

               The investment limitations numbered 1 through 9 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 10 through 16 may be changed by a vote of the Board at any time.

               The Fund may not:

               1. Borrow money except that the Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Fund may not exceed 30% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

               2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

               3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

               4. Make loans, except that the Fund may purchase or hold fixed-income securities, including loan participations, assignments and structured securities, lend portfolio securities and enter into repurchase agreements.

               5. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

               6. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in (a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

               7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

               8. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, purchase and sell currencies on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

               9. Issue any senior security except as permitted in the Fund' investment limitations.

               10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

               11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

               12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

               13. Purchase any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

               14. Purchase or retain securities of any company if any of the Fund's officers or Directors or any officer or director of Warburg individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

               15. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets.

               16. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.


               Certain non-fundamental investment limitations are currently required by one or more states in which shares of the Fund are sold. These may be more restrictive than the limitations set forth above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, the Fund will revoke the commitment by terminating the sale of Fund shares in the state involved. In addition, the relevant state may change or eliminate its policy regarding such investment limitations.


               If a percentage restriction (other than the percentage limitation set forth in No. 1 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.


Portfolio Valuation

               The Prospectuses discuss the time at which the net asset value of the Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing its assets.




               Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of the securities will be taken to be the highest bid quotation on the exchange or market. Options and futures contracts will be valued similarly. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity. In determining the market value of portfolio investments, the Fund may employ outside organizations (a "Pricing Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time. Securities, options and futures contracts for which market quotations are not available and other assets of the Fund will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.


               Private Funds are initially valued at cost (i.e., the actual dollar amount invested). Thereafter, Private Funds are valued at the prices set forth in periodic reports received by Abbott Capital Management, L.P., the Fund's sub-investment adviser ("Abbott"), from the Funds. These reports are generally made monthly but not less frequently than quarterly. Neither Abbott nor the Fund will monitor interim changes in the value of portfolio holdings of the Private Funds. As a result, these changes will not be taken into account by the Fund in calculating its net asset value.


               Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Fund's net asset value is not calculated. As a result, calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board or its delegates deems that the particular event would materially affect net asset value, in which case an adjustment may be made. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

Portfolio Transactions


               Warburg is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Private Funds may be purchased directly from the issuer or may involve a broker or placement agent. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. Purchases of Private Funds through a broker or placement agent will also involve a commission or other fee. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

               Except for Private Funds managed by Abbott, Warburg will select specific portfolio investments and effect transactions for the Fund and in doing so seeks to obtain the overall best execution of portfolio transactions. In evaluating prices and executions, Warburg will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Warburg may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or other accounts over which Warburg exercises investment discretion. Warburg may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting the transaction if Warburg determines in good faith that such amount of commission was reasonable in relation to the value of such brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Warburg. Research and other services received may be useful to Warburg in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to Warburg in carrying out its obligations to the Fund. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Warburg in carrying out its responsibilities. For the fiscal year ended October 31, 1995, $1,119 of total brokerage commissions was paid to brokers and dealers who provided such research and other services. Research received from brokers or dealers is supplemental to Warburg's own research program. The fees to Warburg under its advisory agreement with the Fund are not reduced by reason of its receiving any brokerage and research services.

               During the fiscal period ended October 31, 1995, the Fund paid an aggregate of approximately $2,616 in commissions to broker-dealers for execution of portfolio transactions.


               Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by Warburg or Abbott. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which Warburg or Abbott, as the case may be, believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for such other investment clients in order to obtain best execution.

               Any portfolio transaction for the Fund may be executed through Counsellors Securities Inc., the Fund's distributor ("Counsellors Securities"), if, in Warburg's judgment, the use of Counsellors Securities is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Counsellors Securities charges the Fund a commission rate consistent with those charged by Counsellors Securities to comparable unaffiliated customers in similar transactions. All transactions with affiliated brokers will comply with Rule 17e-1 under the 1940 Act. No portfolio transactions have been executed through Counsellors Securities since the commencement of the Fund's operations.

               In no instance will portfolio securities be purchased from or sold to Warburg, Abbott or Counsellors Securities or any affiliated person of such companies. In addition, the Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services. See the Prospectuses, "Shareholder Servicing."


               Transactions for the Fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

               The Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when Warburg, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

Portfolio Turnover

               The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

               Certain practices that may be employed by the Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. The Fund's investment in special situation companies could result in high portfolio turnover. To the extent that its portfolio is traded for the short-term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Fund may be higher than mutual funds having a similar objective that do not invest in special situation companies.

                             MANAGEMENT OF THE FUND

Officers and Board of Directors

               The names (and ages) of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Richard N. Cooper (61)................    Director
Room 7E47OHB                              National Intelligence Counsel;
Central Intelligence Agency               Professor at Harvard University;
930 Dolly Madison Blvd                    Director or Trustee of Circuit
McClain, Virginia 22107                   City Stores, Inc. (retail electronics and
                                          appliances) and Phoenix Home Life Insurance
                                          Co.

Donald J. Donahue (71)................    Director
99 Indian Field Road                      Chairman of Magma Copper Company
Greenwich, Connecticut 06830              since January 1987; Director or Trustee of
                                          GEV Corporation and Signet Star
                                          Reinsurance Company; Chairman and
                                          Director of NAC Holdings from
                                          September 1990-June 1993.

Jack W. Fritz (68)....................    Director
2425 North Fish Creek Road                Private investor; Consultant and
P.O. Box 483                              Director of Fritz Broadcasting, Inc. and
Wilson, Wyoming 83014                     Fritz Communications (developers and
                                          operators of radio stations); Director of
                                          Advo, Inc. (direct mail advertising).



John L. Furth* (65)...................    Chairman of the Board
466 Lexington Avenue                      Vice Chairman and Director of E.M. Warburg,
New York, New York 10017-3147             Pincus & Co., Inc. ("EMW"); Associated with
                                          EMW since 1970; Chairman of the Board and
                                          officer of other investment companies advised
                                          by Warburg.

Thomas A. Melfe (63)..................    Director
30 Rockefeller Plaza                      Partner in the law firm of Donovan Leisure
New York, New York 10112                  Newton & Irvine; Director of Municipal Fund
                                          for New York Investors, Inc.

Arnold M. Reichman* (47)..............    President and Director
466 Lexington Avenue                      Managing Director and Assistant Secretary
**1 New York, New York 10017-3147             of EMW; Associated with EMW since 1984;
                                          Senior Vice President, Secretary and Chief
                                          Operating Officer of Counsellors Securities;
                                          Officer of other investment companies advised
                                          by Warburg.

Alexander B. Trowbridge (66)..........    Director
1155 Connecticut Avenue, N.W.             President of Trowbridge Partners, Inc.
Suite 700                                 (business consulting) from January 1990-
Washington, DC 20036                      January 1994; President of the National
                                          Association of Manufacturers from 1980-1990;
                                          Director or Trustee of New England Mutual


--------
* Indicates a Director who is an "interested person" of the Fund as defined in the 1940 Act.

                                          Life Insurance Co., ICOS Corporation
                                          (biopharmaceuticals), P.H.H. Corporation
                                          (fleet auto management; housing and plant
                                          relocation service), WMX Technologies Inc.
                                          (solid and hazardous waste collection and
                                          disposal), The Rouse Company (real estate
                                          development), SunResorts International Ltd.
                                          (hotel and real estate management), Harris
                                          Corp. (electronics and communications
                                          equipment), The Gillette Co. (personal care
                                          products) and Sun Company Inc. (petroleum
                                          refining and marketing).


Eugene L. Podsiadlo (38)..............    Senior Vice President
466 Lexington Avenue                      Managing Director of EMW;
New York, New York 10017-3147             Associated with EMW since 1991; Vice
                                          President of Citibank, N.A. from
                                          1987-1991; Senior Vice President
                                          of Counsellors Securities and
                                          officer of other investment
                                          companies advised by Warburg.

Stephen Distler (42)..................    Vice President and Chief Financial Officer
466 Lexington Avenue                      Managing Director, Controller and Assistant
New York, New York  10017-3147            Secretary of EMW; Associated with EMW
                                          since 1984; Treasurer of
                                          Counsellors Securities; Officer
                                          of other investment companies
                                          advised by Warburg.


Eugene P. Grace (44)..................    Vice President and Secretary
466 Lexington Avenue                      Associated with EMW since April 1994;
New York, New York 10017-3147             Attorney-at-law from September 1989-April
                                          1994; life insurance agent, New
                                          York Life Insurance Company from
                                          1993-1994; General Counsel and
                                          Secretary, Home Unity Savings
                                          Bank from 1991-1992; Vice
                                          President and Chief Compliance
                                          Officer of Counsellors
                                          Securities; Vice President and
                                          Secretary of other investment
                                          companies advised by Warburg.

Howard Conroy (41)....................    Vice President, Treasurer and Chief

466 Lexington Avenue..................    Accounting Officer
New York, New York 10017-3147             Associated with EMW since 1992;
                                          Associated with Martin Geller, C.P.A. from
                                          1990-1992; Vice President, Finance with
                                          Gabelli/Rosenthal & Partners, L.P. until 1990;
                                          Vice President, Treasurer and Chief Accounting
                                          Officer of other investment companies advised by
                                          Warburg.

Karen Amato (32)......................    Assistant Secretary
466 Lexington Avenue                      Associated with EMW since 1987;
New York, New York 10017-3147             Assistant Secretary of other investment
                                          companies advised by Warburg.

               No employee of Warburg or PFPC Inc., the Fund's co-administrator ("PFPC"), or any of their affiliates receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of Warburg, PFPC or any of their affiliates receives an annual fee of $500, and $250 for each meeting of the Board attended by him for his services as Director and is reimbursed for expenses incurred in connection with his attendance at Board meetings.

Directors' Compensation



                                                 Total                Total Compensation from
                                           Compensation from          all Investment Companies
          Name of Director                       Fund                   Managed by Warburg`D'*
----------------------------------    -------------------------     --------------------------
John L. Furth                                   None**                         None**

Arnold M. Reichman                              None**                         None**

Richard N. Cooper                               $1,500                        $47,000

Donald J. Donahue                               $1,500                        $47,000

Jack W. Fritz                                   $1,500                        $47,000

Thomas A. Melfe                                 $1,500                        $47,000

Alexander B. Trowbridge                         $1,500                        $47,000

--------

`D' Amounts shown are estimates of future payments to be made in the fiscal year ending October 31, 1996 pursuant to existing arrangements.

* Each Director also serves as a Director or Trustee of 20 other investment companies advised by Warburg.

** Mr. Furth and Mr. Reichman are considered to be interested persons of the Fund and Warburg, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, receive no compensation from the Fund or any other investment company managed by Warburg.

               As of February 29, 1996, directors and officers of the Fund as a group owned of record 40,737 of the Fund's outstanding Common Shares. As of the same date, Mr. Furth may be deemed to have beneficially owned 21.07% of the Fund's outstanding Common Shares, including shares owned by clients for which Warburg has investment discretion. Mr. Furth disclaims ownership of these shares and does not intend to exercise voting rights with respect to these shares. No Director or officer owned of record any Advisor Shares.


               Ms. Elizabeth B. Dater, co-portfolio manager of the Fund, is also co-portfolio manager of Warburg Pincus Emerging Growth Fund and the Small Company Growth Portfolio of Warburg Pincus Trust. Ms. Dater also manages an institutional post-venture capital fund and is the former Director of Research for Warburg's investment management activities. Prior to joining Warburg in 1978, she was a vice president of research at Fiduciary Trust Company of New York and an institutional sales assistant at Lehman Brothers. Ms. Dater has been a regular panelist on Maryland Public Television's Wall Street Week with Louis Rukeyser since 1976. Ms. Dater earned a B.A. degree from Boston University in Massachusetts.

               Mr. Stephen J. Lurito, co-portfolio manager of the Fund, is also co-portfolio manager of Warburg Pincus Emerging Growth Fund and the Small Company Growth Portfolio of Warburg Pincus Trust. Mr. Lurito, also the research coordinator and a portfolio manager for micro-cap equity and post-venture products, has been with EMW since 1987. Prior to that he was a research analyst at Sanford C. Bernstein & Company, Inc. Mr. Lurito earned a B.A. degree from the University of Virginia and an M.B.A. from The Wharton School, University of Pennsylvania.

               Mr. Robert S. Janis and Mr. Christopher M. Nawn are associate portfolio managers and research analysts of the Fund. Prior to joining Counsellors in October 1994, Mr. Janis was a vice president and senior research analyst at U.S. Trust Company of New York. He earned B.A. and M.B.A. degrees from the University of Pennsylvania. Prior to joining Warburg in September 1994, Mr. Nawn was a senior sector analyst and portfolio manager at the Dreyfus Corporation. He earned a B.A. degree from the Colorado College and an M.B.A. degree from the University of Texas.

Investment Adviser, Sub-Investment Adviser and Co-Administrators

               Warburg serves as investment adviser to the Fund, Abbott serves as sub- investment adviser to the Fund, Counsellors Funds Service, Inc. ("Counsellors Service") serves as a co-administrator to the Fund and PFPC serves as a co-administrator to the Fund pursuant to separate written agreements (the "Advisory Agreement," the "Sub-Advisory Agreement," the "Counsellors Service Co-Administration Agreement" and the "PFPC Co- Administration Agreement," respectively). The services provided by, and the fees payable by the Fund to, Warburg under the Advisory Agreement, Abbott under the Sub-Advisory Agreement, Counsellors Service under the Counsellors Service Co-Administration Agreement and PFPC under the PFPC Co-Administration Agreement are described in the Prospectuses. Each class of shares of the Fund bears its proportionate share of fees payable to Warburg, Counsellors Service and PFPC in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. These fees are calculated at an annual rate based on a percentage of the Fund's average daily net assets. See the Prospectuses, "Management of the Funds."


               Warburg agrees that if, in any fiscal year, the expenses borne by the Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund to the extent required by such regulations. Unless otherwise required by law, such reimbursement would be accrued and paid on a monthly basis. At the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to the Fund is 2.5% of the first $30 million of the average net assets of the Fund, 2% of the next $70 million of the average net assets of the Fund and 1.5% of the remaining average net assets of the Fund.


               During the fiscal period ended October 31, 1995, Warburg earned, and voluntarily waived, $1,756, the full amount due it under the Advisory Agreement; Warburg also reimbursed the Fund $31,458 during the fiscal period ended October 31, 1995. During the fiscal year ended October 31, 1995, Counsellors Service and PFPC each earned $140 in co-administrative fees. PFPC voluntarily waived all of such fees. The Sub-Advisory Agreement had not been entered into as of October 31, 1995.


Custodians and Transfer Agent

               PNC Bank, National Association ("PNC") and State Street Bank and Trust Company ("State Street") serve as custodians of the Fund's U.S. and foreign assets, respectively, pursuant to separate custodian agreements (the "Custodian Agreements"). Under the Custodian Agreements, PNC and State Street each (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) makes receipts and disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions for the account of the Fund's portfolio securities held by it and (v) makes periodic reports to the Board concerning the Fund's custodial arrangements. PNC may delegate its duties under its Custodian Agreement with the Fund to a wholly owned direct or indirect subsidiary of PNC or PNC Bank Corp. upon notice to the Fund and upon the satisfaction of certain other conditions. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Fund. PNC is an indirect, wholly owned subsidiary of PNC Bank Corp., and its principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.


               State Street also acts as the shareholder servicing, transfer and dividend disbursing agent of the Fund pursuant to a Transfer Agency and Service Agreement, under which State Street (i) issues and redeems shares of the Fund,
(ii) addresses and mails all communications by the Fund to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Fund. State Street has delegated to Boston Financial Data Services, Inc., a 50% owned subsidiary ("BFDS"), responsibility for most shareholder servicing functions. BFDS's principal business address is 2 Heritage Drive, Boston, Massachusetts 02171.


Organization of the Fund


               The Fund's charter authorizes the Board to issue three billion full and fractional shares of common stock, $.001 par value per share. Common Stock ("Common Shares"), of which one billion shares are designated Common Stock
- Series 1 and one billion shares are designated Common Stock - Series 2 (the "Advisor Shares"). Only Common Shares and Advisor Shares have been issued by the Fund.


               All shareholders of the Fund in each class, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

Distribution and Shareholder Servicing

               Common Shares. The Fund has entered into a Shareholder Servicing and Distribution Plan (the "12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund will pay Counsellors Securities, in consideration for Services (as defined below), a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares of the Fund. Services performed by Counsellors Securities include (i) the sale of the Common Shares, as set forth in the 12b-1 Plan ("Selling Services"), (ii) ongoing servicing and/or maintenance of the accounts of Common Shareholders of the Fund, as set forth in the 12b-1 Plan ("Shareholder Services"), and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Common Shares, as set forth in the 12b-1 Plan ("Administrative Services" and collectively with Selling

Services and Administrative Services, "Services") including, without limitation,
(a) payments reflecting an allocation of overhead and other office expenses of Counsellors Securities related to providing Services; (b) payments made to, and reimbursement of expenses of, persons who provide support services in connection with the distribution of the Common Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, and providing any other Shareholder Services; (c) payments made to compensate selected dealers or other authorized persons for providing any Services; (d) costs relating to the formulation and implementation of marketing and promotional activities for the Common Shares, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective shareholders of the Fund; and (f) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. During the period commencing September 30, 1995 (commencement of operations) to October 31, 1995, the Fund paid $351.00 in 12b-1 fees, all of which was spent on advertising and marketing communications.

               Pursuant to the 12b-1 Plan, Counsellors Securities provides the Board with periodic reports of amounts expended under the 12b-1 Plan and the purpose for which the expenditures were made.


               Advisor Shares. The Fund may, in the future, enter into agreements ("Agreements") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. See the Advisor Prospectus, "Shareholder Servicing." Agreements will be governed by a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan requires the Board, at least quarterly, to receive and review written reports of amounts expended under the Distribution Plan and the purposes for which such expenditures were made.


               An Institution with which the Fund has entered into an Agreement with respect to its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the
Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under the Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the relevant Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from the Fund's distributor upon request. No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

               General. The Distribution Plan and the 12b-1 Plan will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or the 12b-1 Plan, as the case may be ("Independent Directors"). Any material amendment of the Distribution Plan or the 12b-1 Plan would require the approval of the Board in the manner described above. The Distribution Plan or the 12b-1 Plan may not be amended to increase materially the amount to be spent thereunder without shareholder approval of the Advisor Shares or the Common Shares, as the case may be. Neither the Distribution Plan nor the 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Advisor Shares or the Common Shares, as the case may be.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

               The offering price of the Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund. Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectuses under "Net Asset Value."

               Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

               If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund intends to comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.

               Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. All dividends and distributions on shares in the Plan are automatically reinvested at net asset value in additional shares of the Fund.


                               EXCHANGE PRIVILEGE


               An exchange privilege with certain other funds advised by Warburg is available to investors in the Fund. The funds into which exchanges of Common Shares currently can be made are listed in the Common Share Prospectus. Exchanges may also be made between certain Warburg Pincus Advisor Funds.


               The exchange privilege enables shareholders to acquire shares in a fund with a different investment objective when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the Common Shares or Advisor Shares being acquired, as relevant, may legally be sold. Prior to any exchange, the investor should obtain and review a copy of the current prospectus of the relevant class of each fund into which an exchange is being considered. Shareholders may obtain a prospectus of the relevant class of the fund into which they are contemplating an exchange from Counsellors Securities.

               Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value of the relevant class and the proceeds are invested on the same day, at a price as described above, in shares of the relevant class of the fund being acquired. Warburg reserves the right to reject more than three exchange requests by a shareholder in any 30-day period. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

               The discussion set out below of tax considerations generally affecting the Fund and its shareholders is intended to be only a summary and is not intended as a substitute for careful tax planning by prospective shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

               The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, the Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, the Fund must, among other things: (i) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to the Fund's business of investing in securities; (iii) derive less than 30% of its annual gross income from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (iv) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government Securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, the Fund may be restricted in the selling of securities held by the Fund for less than three months and in the utilization of certain of the investment techniques described above and in the Fund's Prospectuses. As a regulated investment company, the Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Fund expects to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

               The Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the Fund to be subject to hyperinflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require the Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and (ii) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (a) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (b) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur and (c) the Fund will continue to qualify as a regulated investment company.


               Upon the sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the amount realized and the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and, as described in the Prospectuses, will be long-term or short-term depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvestment of dividends and capital gains distributions in the Fund, within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss.


               A shareholder of the Fund receiving dividends or distributions in additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that a shareholder receiving cash dividends or distributions receives, and should have a cost basis in the shares received equal to that amount. Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to a distribution will receive a distribution that will nevertheless be taxable to them. Proposed legislation would reduce the dividends received deduction available to corporations (as discussed in the Prospectuses) from 70% to 50% of dividends received.


               Each shareholder will receive an annual statement as to the federal income tax status of his dividends and distributions from the Fund for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding year.

               If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to "backup withholding," the shareholder may be subject to a 31% "backup withholding" tax with respect to (i) taxable dividends and distributions and (ii) the proceeds of any sales or repurchases of shares of the Fund. An individual's taxpayer identification number is his social security number. Corporate shareholders and other shareholders specified in the Code are or may be exempt from backup withholding. The backup withholding tax is not an additional tax and may be credited against a taxpayer's federal income tax liability. Dividends and distributions also may be subject to state and local taxes depending on each shareholder's particular situation.

Investment in Passive Foreign Investment Companies

               If the Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), the Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on either the Fund or its shareholders with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

               The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.


               On April 1, 1992 proposed regulations of the Internal Revenue Service (the "IRS") were published providing a mark-to-market election for regulated investment companies. The IRS subsequently issued a notice indicating that final regulations will provide that regulated investment companies may elect the mark-to-market election for tax years ending after March 31, 1992 and before April 1, 1993. Whether and to what extent the notice will apply to taxable years of the Fund is unclear. If the Fund is not able to make the foregoing election, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the stock by electing, under proposed regulations, each year to mark-to-market the stock (that is, treat it as if it were sold for fair market value). Such an election could result in acceleration of income to the Fund. Recently proposed legislation would codify the mark-to-market election for regulated investment companies.

                          DETERMINATION OF PERFORMANCE

               From time to time, the Fund may quote the total return of its Common Shares and/or Advisor Shares in advertisements or in reports and other communications to shareholders. With respect to the Fund's Common Shares, the actual (non-annualized) total return for the period commencing September 30, 1995 (commencement of operations) and ended October 31, 1995 was 6.90% (5.60% without waivers), and the average annual total return for the same period was 109.18% (82.70% without waivers). These figures are calculated by finding the average annual compounded rates of return for the one-, five- and ten- (or such shorter period as the relevant class of shares has been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P (1 + T)'pp'n = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period. With respect to Advisor Shares, the Fund's actual (non-annualized) total return for the period commencing September 30, 1995 (commencement of operation) and ended October 31, 1995 was 6.80% (2.70% without waivers), and the Fund's average annual total return for the same period was 107.02% (34.27% without waivers). Investors should note that this performance may not be representative of the Fund's total return in longer market cycles.

               The Fund may advertise, from time to time, comparisons of the performance of its Common Shares and/or Advisor Shares with that of one or more other mutual funds with similar investment objectives. The Fund may advertise average annual calendar-year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be.

               The performance of a class of Fund shares will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, the Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by Institutions or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in the Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

               Reference may be made in advertising a class of Fund shares to opinions of Wall Street economists and analysts regarding economic cycles and their effects historically on the performance of small companies, both as a class and relative to other investments. The Fund may also discuss its beta, or volatility relative to the market, and make reference to its relative performance in various market cycles in the United States.




                       INDEPENDENT ACCOUNTANTS AND COUNSEL


               Coopers & Lybrand L.L.P. ("Coopers & Lybrand"), with principal offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund. The Fund's financial statement for the fiscal period ended October 31, 1995 that appears in this Statement of Additional Information has been audited by Coopers & Lybrand, whose report thereon appears elsewhere herein and has been included herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.


               Willkie Farr & Gallagher serves as counsel for the Fund as well as counsel to Warburg, Counsellors Service and Counsellors Securities.


                                  MISCELLANEOUS


               As of February 29, 1996, the name, address and percentage of ownership of each person (other than Mr. Furth, see "Management of Fund") that owns of record 5% or more of the Fund's outstanding shares where as follows:


Common Shares


               Charles Schwab & Co., Inc. ("Schwab"), Reinvest Account, Attn:
Mutual Funds Dept., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 24.55%; Schwab, Cash Account, Attn: Mutual Funds Dept., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 5.06% and National Financial Services Corp., P.O. Box 3908, Church Street Station, New York, NY 10008 -- 9.43%. The Fund believes these entities are not the beneficial owners of shares held of record by them. Mr. Lionel I. Pincus, Chairman of the Board and Chief Executive Officer of EMW, may be deemed to have beneficially owned 21.26% of the Common Shares outstanding, including shares owned by clients for which Warburg has investment discretion and by companies that EMW may be deemed to control. Mr. Pincus disclaims ownership of these shares and does not intend to exercise voting rights with respect to these shares.

Advisor Shares


               Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, 10th Floor, New York, NY 10017 -- 83.88%. Warburg holds these shares as a result of limited distribution activities of the Advisor Shares since commencement of the Fund's operations. Mr. Pincus may be deemed to have beneficially owned 83.88% of the Advisor Shares outstanding, including shares owned by clients for which Warburg has investment discretion and by companies that EMW may be deemed to control. Mr. Pincus disclaims ownership of these shares and does not intend to exercise voting rights with respect to these shares.






                              FINANCIAL STATEMENTS


              The Fund's audited financial statements and Report of Independent Accountants for the fiscal period ended October 31, 1995 are attached to this Statement of Additional Information.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

               Commercial paper rated A-1 by Standard and Poor's Ratings Group ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

               The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

               The following summarizes the ratings used by S&P for corporate bonds:

               AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

               AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

               A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

               BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


              BB, B and CCC - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


               BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

               B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

               CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

               CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

               C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

               Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.


               To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


              D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


               The following summarizes the ratings used by Moody's for corporate bonds:

               Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

               Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

               A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

               Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


               Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

               B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

               Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

               Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

               Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

               C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

--------------------------------------------------------------------------------
 WARBURG PINCUS POST-VENTURE CAPITAL FUND
--------------------------------------------------------------------------------

                                                                December 8, 1995

Dear Shareholder:

     The objective of Warburg Pincus Post-Venture Capital Fund (the 'Fund') is long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities of companies deemed to be in their post-venture-capital stage.

     From the Fund's inception on September 29, 1995, through October 31, 1995, it gained 6.90%*. Its total net assets were $3,025,429.

     We are quite optimistic about the Fund's prospects. A major study assessing the impact of venture-capital financing on firms' performance** concluded that venture-backed companies generate superior results relative to those that lacked such backing. According to the study, venture-backed firms create innovative products and services. Relative to Fortune 500 companies, they create jobs at a faster pace, spend more on research and development, and create sales-especially export sales-at a faster rate. Our own considerable experience researching and evaluating the performance of venture-backed companies yields similarly favorable conclusions.

     We believe that the Fund's focus on such companies offers a unique and attractive opportunity to aggressive investors.

Elizabeth B. Dater                       Stephen J. Lurito
Co-Portfolio Manager                     Co-Portfolio Manager

 * Non-annualized. This figure represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than original cost.

**Fifth  Annual  Economic  Impact  of Venture  Capital  Study,  National Venture
  Capital Association/ Coopers & Lybrand L.L.P. (U.S.A.), 1995.

12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Boards of Directors, Trustees and Shareholders of
  Warburg Pincus Equity Funds:

We have audited the accompanying statements of net assets of the Warburg Pincus Capital Appreciation Fund, Warburg Pincus Emerging Growth Fund and Warburg Pincus International Equity Fund and the accompanying statements of assets and liabilities including the schedules of investments of Warburg Pincus Japan OTC Fund, Warburg Pincus Emerging Markets Fund and Warburg Pincus Post-Venture Capital Fund (all Funds collectively referred to as the 'Warburg Pincus Equity Funds') as of October 31, 1995, and the related statements of operations for the year (or period) then ended, and the statements of changes in net assets for each of the two years (or period) and the financial highlights for each of the three years (or period) in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Warburg Pincus Equity Funds for each of the two years in the period ended October 31, 1992, were audited by other auditors, whose report dated December 15, 1992, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Warburg Pincus Equity Funds as of October 31, 1995, and the results of their operations for the year (or period) then ended, and the changes in their net assets for each of the two years (or period) and the financial highlights for each of the three years (or period) in the period then ended, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, PA
December 14, 1995

                                                                              67
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                               --------    ----------
COMMON STOCK (81.2%)

CAPITAL GOODS

Computers (26.7%)
  Applix, Inc. +                                                                                  2,400    $   66,600
  Atria Software, Inc. +                                                                            400        14,300
  Auspex Systems, Inc. +                                                                          1,100        15,537
  Boca Research, Inc. +                                                                           1,100        27,775
  Brock Control Systems, Inc. +                                                                   5,000        39,375
  Cheyenne Software, Inc. +                                                                       1,500        31,125
  Continuum, Inc. +                                                                                 800        31,500
  FileNet Corp. +                                                                                 1,300        58,987
  Hyperion Software Corp. +                                                                       1,300        64,025
  Logic Works, Inc. +                                                                             3,000        45,750
  Macromedia, Inc. +                                                                                500        18,500
  Manugistics Group, Inc. +                                                                       3,400        58,650
  McAfee Associates, Inc. +                                                                       1,200        69,900
  Network General Corp. +                                                                         1,300        53,950
  Parametric Technology Corp. +                                                                     500        33,437
  Softkey International, Inc. +                                                                   2,200        69,300
  Synopsys, Inc. +                                                                                  800        30,000
  System Software Associates, Inc.                                                                2,000        61,750
  Verity, Inc. +                                                                                  2,000        73,500
                                                                                                           ----------
                                                                                                              863,961
                                                                                                           ----------
Electronics (5.5%)
  Asyst Technologies, Inc. +                                                                      1,300        54,600
  Maxim Integrated Products, Inc. +                                                                 400        29,900
  Watkins Johnson Co.                                                                             1,100        52,938
  Xilinx, Inc. +                                                                                    900        41,400
                                                                                                           ----------
                                                                                                              178,838
                                                                                                           ----------
Office Equipment & Supplies (1.1%)
  Viking Office Products, Inc. +                                                                    800        35,600
                                                                                                           ----------

CONSUMER

Business Services (4.9%)
  Norrell Corp.                                                                                     600        18,525
  On Assignment, Inc. +                                                                           1,100        29,700
  PMT Services, Inc. +                                                                            1,200        32,250
  QuickResponse Services, Inc. +                                                                  1,200        30,000
  Solectron Corp. +                                                                               1,200        48,300
                                                                                                           ----------
                                                                                                              158,775
                                                                                                           ----------
Consumer Services (0.5%)
  DEVRY, Inc. +                                                                                     700        15,575
                                                                                                           ----------

                   See Accompanying Notes to Financial Statements.
                                                                              33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                               --------    ----------

COMMON STOCK (CONT'D)
Healthcare (16.9%)
  American Oncology Resources, Inc. +                                                               600    $   21,000
  Arbor Health Care Co. +                                                                         2,200        37,400
  EMcare Holdings, Inc. +                                                                         2,700        62,100
  Endosonics Corp. +                                                                              2,000        31,750
  Enterprise Systems, Inc. +                                                                      3,500        81,813
  Health Care & Retirement Corp. +                                                                  200         5,875
  Health Managment System, Inc. +                                                                 1,600        51,200
  Healthsource, Inc. +                                                                            1,300        68,900
  Oxford Health Plans, Inc. +                                                                       800        62,600
  ThermoTrex Corp. +                                                                                600        21,525
  Total Renal Care Holdings, Inc. +                                                               5,000       101,875
                                                                                                           ----------
                                                                                                              546,038
                                                                                                           ----------
Leisure & Entertainment (1.1%)
  Regal Cinemas, Inc. +                                                                             900        35,325
                                                                                                           ----------

Lodging & Restaurants (0.4%)
  Doubletree Corp. +                                                                                600        13,200
                                                                                                           ----------

Pharmaceuticals (4.2%)
  Cephalon, Inc. +                                                                                  900        27,000
  DepoTech Corp. +                                                                                2,000        29,000
  Genzyme Corp. +                                                                                   800        46,600
  Genzyme Corp. -- Tissue Repair Division +                                                       1,900        33,963
                                                                                                           ----------
                                                                                                              136,563
                                                                                                           ----------
Retail (4.4%)
  Borders Group, Inc. +                                                                           1,500        25,688
  Micro Warehouse, Inc. +                                                                           600        26,700
  Neostar Retail Group, Inc. +                                                                    1,900        28,975
  Office Depot, Inc. +                                                                            1,100        31,487
  PETsMART, Inc. +                                                                                  900        30,150
                                                                                                           ----------
                                                                                                              143,000
                                                                                                           ----------
ENERGY AND RELATED

Oil Services (0.9%)
  Input/Output, Inc. +                                                                              800        29,900
                                                                                                           ----------

FINANCE

Financial Services (1.1%)
  MS Financial Corp. +                                                                            1,100        12,375
  Mutual Risk Management Ltd.                                                                       300        11,063
  United Companies Financial Corp.                                                                  400        11,300
                                                                                                           ----------
                                                                                                               34,738
                                                                                                           ----------

                     See Accompanying Notes to Financial Statements.
34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                               --------    ----------

COMMON STOCK (CONT'D)
MEDIA

Communications & Media (1.1%)
  America Online, Inc. +                                                                            300    $   24,000
  Central European Media Enterprises Ltd. Class A +                                                 500        11,500
                                                                                                           ----------
                                                                                                               35,500
                                                                                                           ----------
Telecommunications (12.4%)
  Ascend Communications, Inc. +                                                                     200        13,000
  Bay Networks, Inc. +                                                                              400        26,500
  Cascade Communications Corp. +                                                                    500        35,625
  Cisco Systems, Inc. +                                                                             200        15,500
  DSP Communications, Inc. +                                                                        800        29,000
  Gilat Satellite Networks Ltd. +                                                                   800        17,800
  Paging Network, Inc. +                                                                            900        20,700
  Pairgain Technologies, Inc. +                                                                   1,000        42,750
  PictureTel Corp. +                                                                                400        26,400
  QUALCOMM, Inc.                                                                                    300        11,550
  StrataCom, Inc. +                                                                               1,100        67,650
  Tellabs, Inc. +                                                                                 1,200        40,800
  US Robotics Corp. +                                                                               600        55,500
                                                                                                           ----------
                                                                                                              402,775
                                                                                                           ----------

TOTAL COMMON STOCK (Cost $2,465,347)                                                                        2,629,788
                                                                                                           ----------
                                                                                                 PAR
                                                                                               --------
SHORT-TERM INVESTMENTS (18.8%)

  Repurchase agreement with State Street Bank and Trust Co.
  dated 10/31/95 at 5.83% to be repurchased at $610,099 on 11/01/95.
  (Collateralized by $620,000 U.S. Treasury Note at 6.875%,
  due 10/31/96, with a market value of $627,750.) (Cost $610,000)                              $610,000       610,000
                                                                                                           ----------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $3,075,347*)                                                     $3,239,788
                                                                                                           ----------
                                                                                                           ----------

+ Non-income producing security.

* Also cost for Federal income tax purposes.

                     See Accompanying Notes to Financial Statements.
                                                                              35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------

ASSETS

     Investments at value (Cost $3,075,347)                                                           $ 3,239,788
     Receivable for Fund shares sold                                                                      125,583
     Cash                                                                                                 108,361
     Deferred organizational costs (Note 1)                                                               108,338
     Receivable for investment securities sold                                                             57,748
     Other receivables                                                                                      6,557
                                                                                                      -----------
          Total assets                                                                                  3,646,375
                                                                                                      -----------

LIABILITIES

     Payable for investment securities purchased                                                          484,782
     Organizational costs payable                                                                         110,270
     Accrued expenses                                                                                      25,894
                                                                                                      -----------
          Total liabilities                                                                               620,946
                                                                                                      -----------

NET ASSETS applicable to 282,937 Common Shares outstanding and
  119 Advisor Shares outstanding                                                                      $ 3,025,429
                                                                                                      -----------
                                                                                                      -----------

NET ASSET VALUE, offering and redemption price per Common Share
($3,024,158[div]282,937)                                                                                   $10.69
                                                                                                           ------
                                                                                                           ------

NET ASSET VALUE, offering and redemption price per Advisor Share
($1,271[div]119)                                                                                           $10.68
                                                                                                           ------
                                                                                                           ------

                   See Accompanying Notes to Financial Statements.
38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 1995
--------------------------------------------------------------------------------

                                                             Warburg Pincus      Warburg Pincus       Warburg Pincus
                                                          Capital Appreciation   Emerging Growth   International Equity
                                                                  Fund                Fund                 Fund
                                                          --------------------   ---------------   --------------------
INVESTMENT INCOME:
     Dividends                                                $  2,107,232        $     772,834        $ 40,091,101
     Interest                                                      684,526            2,112,707           7,110,116
     Foreign taxes withheld                                         (2,423)                   0          (5,031,072)
                                                          --------------------   ---------------   --------------------
          Total investment income                                2,789,335            2,885,541          42,170,145
                                                          --------------------   ---------------   --------------------
EXPENSES:
     Investment advisory                                         1,367,729            3,824,061          20,225,631
     Administrative services                                       390,780              849,790           3,408,846
     Audit                                                          27,208               27,469              69,286
     Custodian/Sub-custodian                                        63,554              145,277           1,753,400
     Directors/Trustees                                             10,500               10,500              11,500
     Distribution/Shareholder servicing                             45,989              531,359           1,274,343
     Insurance                                                      10,104               14,770              58,340
     Legal                                                          90,851               76,677             102,549
     Organizational                                                      0                    0                   0
     Printing                                                       27,954               41,914             172,129
     Registration                                                   62,918              159,555             428,595
     Transfer agent                                                 92,488              149,133           1,538,272
     Miscellaneous                                                  35,776               37,625             380,319
                                                          --------------------   ---------------   --------------------
                                                                 2,225,851            5,868,130          29,423,210
     Less: fees waived and expenses reimbursed                           0                    0                   0
                                                          --------------------   ---------------   --------------------
          Total expenses                                         2,225,851            5,868,130          29,423,210
                                                          --------------------   ---------------   --------------------
            Net investment income (loss)                           563,484           (2,982,589)         12,746,935
                                                          --------------------   ---------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS:
     Net realized gain (loss) from security transactions        31,649,453           49,113,782         (34,444,203)
     Net realized gain (loss) from foreign currency
       related items                                                     0                    0          16,792,905
     Net change in unrealized appreciation (depreciation)
       from investments and foreign currency related items       12,386,702          84,670,426          (4,675,049)
                                                          --------------------   ---------------   --------------------
            Net realized and unrealized gain (loss) from
               investments and foreign currency related
               items                                            44,036,155          133,784,208         (22,326,347)
                                                          --------------------   ---------------   --------------------
            Net increase (decrease) in net assets
               resulting from operations                      $ 44,599,639        $ 130,801,619        $ (9,579,412)
                                                          --------------------   ---------------   --------------------
                                                          --------------------   ---------------   --------------------


40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Warburg Pincus    Warburg Pincus       Warburg Pincus
              Japan OTC      Emerging Markets   Post-Venture Capital
                 Fund            Fund (1)             Fund (2)
            --------------   ----------------   --------------------
              $  221,577         $ 33,788             $      0
                 412,522           22,711                2,675
                 (33,237)          (3,250)                   0
            --------------   ----------------      -----------
                 600,862           53,249                2,675
            --------------   ----------------      -----------
                 599,720           29,641                1,756
                 138,679            5,217                  280
                  25,700           16,000                9,000
                  60,612           45,701                5,771
                  11,290           14,625                1,250
                 119,941            5,926                  351
                   2,761              855                    0
                  96,359           54,987                5,000
                  42,449           37,432                1,932
                   2,579           14,765                1,000
                 115,649           26,664                6,000
                 100,690           28,656                2,833
                  10,620            6,070                  500
            --------------   ----------------      -----------
               1,327,049          286,539               35,673
                (652,386)        (262,824)             (33,354)
            --------------   ----------------      -----------
                 674,663           23,715                2,319
            --------------   ----------------      -----------
                 (73,801)          29,534                  356
            --------------   ----------------      -----------
              (4,629,196)         102,219              (26,884)
               7,895,010           (4,992)                   0
                (195,368)          (9,058)             164,441
            --------------   ----------------      -----------
               3,070,446           88,169              137,557
            --------------   ----------------      -----------
              $2,996,645         $117,703             $137,913
            --------------   ----------------      -----------
            --------------   ----------------      -----------

(1) For the period December 30, 1994 (Commencement of Operations) through October 31, 1995.

(2) For the period September 29, 1995 (Commencement of Operations) through October 31, 1995.


                       See Accompanying Notes to Financial Statements.
                                                                              41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Warburg Pincus                         Warburg Pincus
                                                   Capital Appreciation                      Emerging Growth
                                                           Fund                                   Fund
                                            -----------------------------------    -----------------------------------
                                              For the Year Ended October 31,         For the Year Ended October 31,
                                                 1995                1994               1995                1994
                                            ---------------    ----------------    ---------------    ----------------
FROM OPERATIONS:
    Net investment income (loss)             $     563,484       $    384,246       $  (2,982,589)      $ (1,678,646)
    Net realized gain (loss) from
      security transactions                     31,649,453         11,173,174          49,113,782         (5,721,525)
    Net realized gain (loss) from foreign
      currency related items                             0                  0                   0                  0
    Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency related items            12,386,702         (9,106,613)         84,670,426         10,930,919
                                            ---------------    ----------------    ---------------    ----------------
        Net increase (decrease) in net
          assets resulting from
          operations                            44,599,639          2,450,807         130,801,619          3,530,748
                                            ---------------    ----------------    ---------------    ----------------
FROM DISTRIBUTIONS:
    Dividends from net investment income:
        Common Shares                             (563,484)          (419,337)                  0                  0
        Advisor Shares                                   0            (27,724)                  0                  0
    Distributions in excess of net
      investment income:
        Common Shares                                    0                  0                   0                  0
    Distributions from capital gains:
        Common Shares                          (10,419,627)       (12,899,141)                  0        (10,576,150)
        Advisor Shares                            (575,892)          (852,608)                  0         (1,639,316)
                                            ---------------    ----------------    ---------------    ----------------
        Net decrease from distributions        (11,559,003)       (14,198,810)                  0        (12,215,466)
                                            ---------------    ----------------    ---------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                88,963,455         45,617,531         335,569,078        180,813,270
    Reinvested dividends                        11,246,752         13,809,167                   0         12,758,387
    Net asset value of shares redeemed         (53,459,471)       (49,851,500)       (116,280,844)       (71,767,717)
                                            ---------------    ----------------    ---------------    ----------------
        Net increase in net assets from
          capital share transactions            46,750,736          9,575,198         219,288,234        121,803,940
                                            ---------------    ----------------    ---------------    ----------------
        Net increase (decrease) in net
          assets                                79,791,372         (2,172,805)        350,089,853        113,119,222
NET ASSETS:
    Beginning of period                        167,514,493        169,687,298         304,672,758        191,553,536
                                            ---------------    ----------------    ---------------    ----------------
    End of period                            $ 247,305,865       $167,514,493       $ 654,762,611       $304,672,758
                                            ---------------    ----------------    ---------------    ----------------
                                            ---------------    ----------------    ---------------    ----------------

42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       Warburg Pincus                   Warburg Pincus         Warburg Pincus
                                                          Japan OTC                    Emerging Markets         Post-Venture
              Warburg Pincus                                Fund                             Fund               Capital Fund
           International Equity            ---------------------------------------    -------------------    -------------------
                   Fund                                          For the Period         For the Period         For the Period
    -----------------------------------                        September 30, 1994      December 30, 1994     September 29, 1995
                                               For the          (Commencement of       (Commencement of       (Commencement of
      For the Year Ended October 31,          Year Ended       Operations) through    Operations) through    Operations) through
         1995                1994          October 31, 1995     October 31, 1994       October 31, 1995       October 31, 1995
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

    $   12,746,935      $    1,310,933       $    (73,801)         $     5,115            $    29,534            $       356

       (34,444,203 )        48,091,665         (4,629,196)                   0                102,219                (26,884)

        16,792,905          (2,772,944)         7,895,010             (294,437)                (4,992)                     0

        (4,675,049 )        82,484,415           (195,368)             (35,099)                (9,058)               164,441
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

        (9,579,412 )       129,114,069          2,996,645             (324,421)               117,703                137,913
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------
       (11,671,023 )        (1,764,380)                 0                    0                (14,321)                     0
          (629,473 )          (218,961)                 0                    0                     (3)                     0

                 0            (223,659)                 0                    0                      0                      0
       (42,332,078 )        (1,047,367)                 0                    0                      0                      0
        (5,756,403 )          (129,979)                 0                    0                      0                      0
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------
       (60,388,977 )        (3,384,346)                 0                    0                (14,324)                     0
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

     1,383,361,959       1,430,739,923        200,565,875           20,287,158              7,753,908              2,792,403
        54,872,977           2,950,772                  0                    0                 13,802                      0
      (715,598,203 )      (249,050,078)       (44,871,674)            (185,101)            (1,191,160)                (4,887)
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

       722,636,733       1,184,640,617        155,694,201           20,102,057              6,576,550              2,787,516
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

       652,668,344       1,310,370,340        158,690,846           19,777,636              6,679,929              2,925,429
     1,733,275,503         422,905,163         19,878,636              101,000                101,000                100,000
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------
    $2,385,943,847      $1,733,275,503       $178,569,482          $19,878,636            $ 6,780,929            $ 3,025,429
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

                       See Accompanying Notes to Financial Statements.
                                                                              43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                            For the Period
                                                                                          September 29, 1995
                                                                                           (Commencement of
                                                                                          Operations) through
                                                                                           October 31, 1995
                                                                                      ---------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 10.00
                                                                                                -------
     Income from Investment Operations:
     Net Investment Income                                                                          .00
     Net Gain on Securities (both realized and unrealized)                                          .69
                                                                                                -------
          Total from Investment Operations                                                          .69
                                                                                                -------
     Less Distributions:
     Dividends from Net Investment Income                                                           .00
     Distributions from Capital Gains                                                               .00
                                                                                                -------
          Total Distributions                                                                       .00
                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                  $ 10.69
                                                                                                -------
                                                                                                -------

Total Return                                                                                       6.90%+

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                $ 3,024

Ratios to average daily net assets:
     Operating expenses                                                                            1.65%*
     Net investment income                                                                          .25%*
     Decrease reflected in above operating expense ratio due to
      waivers/reimbursements                                                                      23.76%*

Portfolio Turnover Rate                                                                           16.90%*

* Annualized
+ Non-annualized

                See Accompanying Notes to Financial Statements.

                                                                              49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Equity Funds are comprised of Warburg Pincus Capital Appreciation Fund (the 'Capital Appreciation Fund'), Warburg Pincus International Equity Fund (the 'International Equity Fund') and Warburg Pincus Post-Venture Capital Fund (the 'Post-Venture Capital Fund') which are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified, open-end management investment companies, and Warburg Pincus Emerging Growth Fund (the 'Emerging Growth Fund'), Warburg Pincus Japan OTC Fund (the 'Japan OTC Fund') and Warburg Pincus Emerging Markets Fund (the 'Emerging Markets Fund', together with the Capital Appreciation Fund, the International Equity Fund, the Post-Venture Capital Fund, the Emerging Growth Fund and the Japan OTC Fund, the 'Funds') which are registered under the 1940 Act as non-diversified, open-end management investment companies.

     Investment objectives for each Fund are as follows: the Capital Appreciation Fund, the International Equity Fund and the Japan OTC Fund seek long-term capital appreciation; the Emerging Growth Fund seeks maximum capital appreciation; the Emerging Markets Fund seeks growth of capital; the Post-Venture Capital Fund seeks long-term growth of capital.

     Each Fund offers two classes of shares, one class being referred to as Common Shares and one class being referred to as Advisor Shares. Common and Advisor Shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Shares for the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by each Fund at an annual rate not to exceed .25% of the average daily net asset value of each Fund's outstanding Common Shares. Advisor Shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Shares. The Common and the Advisor Shares are currently bearing expenses of .25% and .50% of average daily net assets, respectively.

     The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are

50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, transfer agent and printing) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income are declared and paid semiannually for all Funds. Distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     Certain amounts in the Financial Highlights have been reclassified to conform with current year presentation.

     No provision is made for Federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Costs incurred by the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund in connection with their organization have been deferred and are being amortized over a period of five years from the date each Fund commenced its operations.

     Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Fund's investment adviser. For its investment advisory services, Warburg receives the following fees based on each Fund's average daily net assets:

                                                                              51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

              FUND                             ANNUAL RATE
---------------------------------   ----------------------------------
Capital Appreciation                  .70% of average daily net assets
Emerging Growth                       .90% of average daily net assets
International Equity                 1.00% of average daily net assets
Japan OTC                            1.25% of average daily net assets
Emerging Markets                     1.25% of average daily net assets
Post-Venture Capital                 1.25% of average daily net assets

     For the period or year ended October 31, 1995, investment advisory fees, waivers and reimbursements were as follows:

                                                 GROSS                         NET            EXPENSE
                   FUND                       ADVISORY FEE     WAIVER      ADVISORY FEE    REIMBURSEMENTS
-------------------------------------------   ------------    ---------    ------------    --------------
Capital Appreciation                          $  1,367,729    $       0    $  1,367,729      $        0
Emerging Growth                                  3,824,061            0       3,824,061               0
International Equity                            20,225,631            0      20,225,631               0
Japan OTC                                          599,720     (599,720)              0         (25,920)
Emerging Markets                                    29,641      (29,641)              0        (230,338)
Post-Venture Capital                                 1,756       (1,756)              0         (31,458)

     SPARX Investment & Research, USA, Inc. ('SPARX USA') serves as sub-investment adviser for the Japan OTC Fund. From its investment advisory fee, Warburg pays SPARX USA a fee at an annual rate of .625% of the average daily net assets of the Japan OTC Fund. No compensation is paid by the Japan OTC Fund to SPARX USA for its sub-investment advisory services.

     Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the period or year ended October 31, 1995, administrative services fees earned by CFSI were as follows:

                   FUND                           CO-ADMINISTRATION FEE
-------------------------------------------   ------------------------------
Capital Appreciation                                    $  195,390
Emerging Growth                                            424,895
International Equity                                     2,022,563
Japan OTC                                                   47,978
Emerging Markets                                             2,372
Post-Venture Capital                                           140

     For its administrative services, PFPC currently receives a fee calculated at an annual rate of .10% of the average daily net assets of the Capital Appreciation Fund, the Emerging Growth Fund and the Post-Venture Capital Fund. For the International Equity Fund, the Japan OTC Fund and the Emerging Markets Fund, PFPC currently receives a fee calculated at an annual rate of .12% on each Fund's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08%

52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
on the next $250 million in average daily net assets, and .05% of the average daily net assets over $750 million.

     For the period or year ended October 31, 1995, administrative service fees earned and waived by PFPC were as follows:

                                                                                            NET
                  FUND                      CO-ADMINISTRATION FEE     WAIVER       CO-ADMINISTRATION FEE
-----------------------------------------   ---------------------    --------    -------------------------
Capital Appreciation                             $   195,390         $      0           $   195,390
Emerging Growth                                      424,895                0               424,895
International Equity                               1,386,283                0             1,386,283
Japan OTC                                             90,701          (26,746)               63,955
Emerging Markets                                       2,845           (2,845)                    0
Post-Venture Capital                                     140             (140)                    0

     Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is paid by the Capital Appreciation Fund, the Emerging Growth Fund or the International Equity Fund to CSI for distribution services. For its shareholder servicing and distribution services, CSI currently receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares for the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund pursuant to a shareholder servicing and distribution plan adopted by each Fund. For the period or year ended October 31, 1995, distribution fees earned by CSI were as follows:

                   FUND                              DISTRIBUTION FEE
-------------------------------------------   ------------------------------
Japan OTC                                                $119,941
Emerging Markets                                            5,926
Post-Venture Capital                                          351

3. INVESTMENTS IN SECURITIES

     For the period or year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) were as follows:

                           FUND                                 PURCHASES          SALES
-----------------------------------------------------------   --------------    ------------
Capital Appreciation                                          $  299,741,274    $269,962,070
Emerging Growth                                                  532,722,466     336,581,792
International Equity                                           1,457,609,458     735,613,078
Japan OTC                                                        189,768,420      36,507,703
Emerging Markets                                                   7,181,659       1,297,140
Post-Venture Capital                                               2,714,501         222,270

                                                                              53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

     At October 31, 1995, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for Federal income tax purposes) was as follows:

                                                                             NET UNREALIZED
                                         UNREALIZED        UNREALIZED         APPRECIATION
               FUND                     APPRECIATION      DEPRECIATION       (DEPRECIATION)
-----------------------------------     ------------      -------------      --------------
Capital Appreciation                    $ 45,397,319      $  (3,203,157)      $ 42,194,162
Emerging Growth                          144,909,782         (9,681,675)       135,228,107
International Equity                     260,125,513       (171,560,066)        88,565,447
Japan OTC                                  6,205,079         (7,100,852)          (895,773)
Emerging Markets                             341,944           (352,944)           (11,000)
Post-Venture Capital                         233,929            (69,488)           164,441

4. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Equity Fund, the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

At October 31, 1995, the International Equity Fund and the Japan OTC Fund had the following open forward foreign currency contracts:


                                         INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                         FOREIGN                                              UNREALIZED
 FORWARD CURRENCY      EXPIRATION        CURRENCY          CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          TO BE SOLD          AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------
French Francs           11/15/95         260,000,000     $ 52,170,074     $ 53,253,590       $ (1,083,516)
French Francs           11/16/95         122,216,250       25,050,833       25,032,515             18,318
German Marks            11/16/95         110,000,000       78,272,317       78,263,963              8,354
German Marks            05/17/96          78,928,380       55,400,000       56,652,584         (1,252,584)
Japanese Yen            03/21/96       5,547,240,000       57,000,000       55,475,507          1,524,493
Japanese Yen            03/21/96       4,764,377,500       47,298,496       47,646,443           (347,947)
Japanese Yen            03/21/96       4,764,377,500       47,276,203       47,646,443           (370,240)
Japanese Yen            03/21/96       1,385,445,000       13,761,286       13,855,226            (93,940)
Japanese Yen            05/13/96       8,731,990,000      109,000,000       88,008,212         20,991,788
Japanese Yen            05/16/96       9,247,700,000      110,000,000       93,246,752         16,753,248
Japanese Yen            05/16/96       4,586,012,000       55,400,000       46,241,847          9,158,153
Japanese Yen            09/18/96       4,660,000,000       50,000,000       47,860,895          2,139,105
                                                         ------------     ------------     ----------------
                                                         $700,629,209     $653,183,977       $ 47,445,232
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------


                                         FOREIGN
                                         CURRENCY                                             UNREALIZED
 FORWARD CURRENCY      EXPIRATION         TO BE            CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          PURCHASED           AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

German Marks            11/16/95          34,500,000     $ 25,050,828     $ 24,546,425       $   (504,403)
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------

                                              JAPAN OTC FUND
-----------------------------------------------------------------------------------------------------------
                                         FOREIGN                                              UNREALIZED
 FORWARD CURRENCY      EXPIRATION        CURRENCY          CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          TO BE SOLD          AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

Japanese Yen            11/30/95      12,567,400,000     $124,000,000     $123,536,813       $    463,187
Japanese Yen            11/30/95       2,027,000,000       20,000,000       19,925,293             74,707
Japanese Yen            11/30/95       1,520,250,000       15,000,000       14,943,969             56,031
                                                         ------------     ------------     ----------------
                                                         $159,000,000     $158,406,075       $    593,925
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------

                                                                              55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

5. EQUITY SWAP TRANSACTIONS

     The International Equity Fund (the 'Fund') entered into a Taiwanese equity swap agreement (which represents approximately .005% of the Fund's net assets at October 31, 1995) dated August 11, 1995, where the Fund receives a quarterly payment, representing the total return (defined as market appreciation and dividend income) on a basket of three Taiwanese common stocks ('Common Stocks'). In return, the Fund pays quarterly the Libor rate (London Interbank Offered
Rate), plus 1.25% per annum (7.125% on October 31, 1995) on the initial stock purchase amount ('Notional amount') of $12,000,000. The Notional amount is marked to market on each quarterly reset date. In the event that the Common Stocks decline in value, the Fund will be required to pay quarterly, the amount of any depreciation in value from the notional amount. The equity swap agreement will terminate on August 11, 1996.

     During the term of the equity swap transaction, changes in the value of the Common Stocks as compared to the Notional amount is recognized as unrealized gain or loss. Dividend income for the Common Stocks are recorded on the ex-dividend date. Interest expense is accrued daily. At October 31, 1995, the Fund has recorded an unrealized gain of $502,018 and interest payable of $192,375 on the equity swap transaction.

56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

     The Capital Appreciation Fund is authorized to issue three billion of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are classified as Series 2 Shares (the Advisor Shares). The Emerging Growth Fund, the International Equity Fund, the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated as Series 2 Shares (the Advisor Shares).

     Transactions in shares of each Fund were as follows:

                                       CAPITAL APPRECIATION FUND
                             Common Shares                   Advisor Shares
                     -----------------------------     ---------------------------
                                    For the Year Ended October 31,
                     -------------------------------------------------------------
                         1995             1994            1995            1994
                     ------------     ------------     -----------     -----------
Shares sold             6,020,619        2,958,494         201,782         290,193
Shares issued to
  shareholders on
  reinvestment of
  dividends               850,478          920,210          46,554          61,526
Shares redeemed        (3,638,974)      (3,126,497)       (110,027)       (460,020)
                     ------------     ------------     -----------     -----------
Net increase
  (decrease) in
  shares outstanding    3,232,123          752,207         138,309        (108,301)
                     ------------     ------------     -----------     -----------
                     ------------     ------------     -----------     -----------
Proceeds from sale
  of shares          $ 85,992,655     $ 41,570,590     $ 2,970,800     $ 4,046,941
Reinvested dividends   10,670,876       12,945,690         575,876         863,477
Net asset value of
  shares redeemed     (51,907,650)     (43,449,501)     (1,551,821)     (6,401,999)
                     ------------     ------------     -----------     -----------
Net increase
  (decrease) from
  capital share
  transactions       $ 44,755,881     $ 11,066,779     $ 1,994,855     $(1,491,581)
                     ------------     ------------     -----------     -----------
                     ------------     ------------     -----------     -----------

                                            EMERGING GROWTH FUND
                               Common Shares                    Advisor Shares
                       -----------------------------     ----------------------------
                                       For the Year Ended October 31,
                       --------------------------------------------------------------
                           1995             1994            1995             1994
                       ------------     ------------     -----------     ------------
Shares sold               9,808,362        6,133,751       3,172,686        2,233,737
Shares issued to
  shareholders on
  reinvestment of
  dividends                       0          506,720               0           80,473
Shares redeemed          (4,294,179)      (2,859,413)       (383,922)        (517,898)
                       ------------     ------------     -----------     ------------
Net increase
  (decrease) in
  shares outstanding      5,514,183        3,781,058       2,788,764        1,796,312
                       ------------     ------------     -----------     ------------
                       ------------     ------------     -----------     ------------
Proceeds from sale
  of shares            $256,886,928     $132,922,995     $78,682,150     $ 47,890,275
Reinvested dividends              0       11,015,146               0        1,743,241
Net asset value of
  shares redeemed      (106,777,032)     (61,126,667)     (9,503,812)     (10,641,050)
                       ------------     ------------     -----------     ------------
Net increase
  (decrease) from
  capital share
  transactions         $150,109,896     $ 82,811,474     $69,178,338     $ 38,992,466
                       ------------     ------------     -----------     ------------
                       ------------     ------------     -----------     ------------

                                                                              57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                               INTERNATIONAL EQUITY FUND                             EMERGING MARKETS FUND
                                                                                                Common Shares     Advisor Shares
                                     Common Shares                     Advisor Shares           -------------     --------------
                            --------------------------------    ----------------------------            For the Period
                                             For the Year Ended October 31,                            December 30, 1994
                            ----------------------------------------------------------------     (Commencement of Operations)
                                 1995              1994             1995            1994           through October 31, 1995
                            --------------    --------------    ------------    ------------    -------------------------------

Shares sold                     68,096,606        64,218,907       7,225,150       7,956,088         694,008            22
Shares issued to
  shareholders on
  reinvestment of
  dividends                      2,623,005           147,031         346,377           6,879           1,267             0
Shares redeemed                (38,317,625)      (11,861,720)       (770,753)       (795,406)       (104,480)            0
                            --------------    --------------    ------------    ------------    -------------        -----
Net increase (decrease)
  in shares outstanding         32,401,986        52,504,218       6,800,774       7,167,561         590,795            22
                            --------------    --------------    ------------    ------------    -------------        -----
                            --------------    --------------    ------------    ------------    -------------        -----
Proceeds from sale of
  shares                    $1,251,776,887    $1,275,306,263    $131,585,072    $155,433,660     $ 7,753,651          $257
Reinvested dividends            48,487,109         2,820,903       6,385,868         129,869          13,802             0
Net asset value of shares
  redeemed                    (701,310,424)     (233,614,600)    (14,287,779)    (15,435,478)     (1,191,160)            0
                            --------------    --------------    ------------    ------------    -------------        -----
Net increase (decrease)
  from capital share
  transactions              $  598,953,572    $1,044,512,566    $123,683,161    $140,128,051     $ 6,576,293          $257
                            --------------    --------------    ------------    ------------    -------------        -----
                            --------------    --------------    ------------    ------------    -------------        -----

7. NET ASSETS

     Net Assets at October 31, 1995, consisted of the following:

                                                                          CAPITAL           EMERGING
                                                                     APPRECIATION FUND    GROWTH FUND
                                                                     -----------------    ------------

Capital contributed, net                                               $ 173,327,827      $479,035,241
Accumulated net investment income (loss)                                           0                0
Accumulated net realized gain (loss) from security transactions           31,648,355       40,302,640
Net unrealized appreciation (depreciation) from investments and
  foreign currency related items                                          42,329,683      135,424,730
                                                                     -----------------    ------------
Net assets                                                             $ 247,305,865      $654,762,611
                                                                     -----------------    ------------
                                                                     -----------------    ------------

58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            JAPAN OTC FUND
                        Common Shares                            Advisor Shares
            -------------------------------------     -------------------------------------
                                  For the Period                            For the Period         POST-VENTURE CAPITAL FUND
                                   September 30,                             September 30,      Common Shares     Advisor Shares
                                       1994                                      1994           -------------     --------------
                                  (Commencement                             (Commencement                For the Period
                For the           of Operations)          For the           of Operations)             September 29, 1995
               Year Ended            through             Year Ended            through            (Commencement of Operations)
            October 31, 1995     October 31, 1994     October 31, 1995     October 31, 1994         through October 31, 1995
            ----------------     ----------------     ----------------     ----------------     --------------------------------

                22,809,795            2,025,697               0                    15                273,510             19
                         0                    0               0                     0                      0              0
                (5,180,432)             (18,605)              0                     0                   (473)             0
            ----------------     ----------------            ---                -----           -------------         -----
                17,629,363            2,007,092               0                    15                273,037             19
            ----------------     ----------------            ---                -----           -------------         -----
            ----------------     ----------------            ---                -----           -------------         -----
              $200,565,875         $ 20,287,008              $0                  $150            $ 2,792,203           $200
                         0                    0               0                     0                      0              0
               (44,871,674)            (185,101)              0                     0                 (4,887)             0
            ----------------     ----------------            ---                -----           -------------         -----
              $155,694,201         $ 20,101,907              $0                  $150            $ 2,787,316           $200
            ----------------     ----------------            ---                -----           -------------         -----
            ----------------     ----------------            ---                -----           -------------         -----

         INTERNATIONAL        EMERGING                          POST-VENTURE
          EQUITY FUND       MARKETS FUND     JAPAN OTC FUND     CAPITAL FUND
         --------------     ------------     --------------     ------------

         $2,271,007,433      $6,677,550       $175,619,527       $2,887,516
             19,124,669          10,218          7,821,209              356
            (40,671,086)        102,219         (4,640,787)         (26,884)
            136,482,831          (9,058)          (230,467)         164,441
         --------------     ------------     --------------     ------------
         $2,385,943,847      $6,780,929       $178,569,482       $3,025,429
         --------------     ------------     --------------     ------------
         --------------     ------------     --------------     ------------

                                                                              59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

8. CAPITAL LOSS CARRYOVER

     At October 31, 1995, the International Equity Fund, the Japan OTC Fund and the Post-Venture Capital Fund had capital loss carryovers of $40,671,086, $4,629,196 and $26,884, respectively, expiring in 2003 to offset possible future capital gains of each Fund.

9. OTHER FINANCIAL HIGHLIGHTS

     Each Fund currently offers one other class of shares, Advisor Shares, representing equal prorata interests in each of the respective Warburg Pincus Equity Funds. The financial highlights for an Advisor Share of each Fund are as follows:

                                                                              Capital Appreciation Fund
                                                           ----------------------------------------------------------------
                                                                                    Advisor Shares
                                                           ----------------------------------------------------------------
                                                                                                            April 4, 1991
                                                                                                               (Initial
                                                                 For the Year Ended October 31,               Issuance)
                                                           ------------------------------------------          through
                                                            1995        1994        1993        1992       October 31, 1991
                                                           ------      ------      ------      ------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $14.22      $15.28      $13.28      $12.16           $12.04
                                                           ------      ------      ------      ------          -------
     Income from Investment Operations:
     Net Investment Income (Loss)                             .00        (.08)        .00        (.01)             .05
     Net Gain on Securities (both realized and
       unrealized)                                           3.02         .23        2.76        1.20              .13
                                                           ------      ------      ------      ------          -------
          Total from Investment Operations                   3.02         .15        2.76        1.19              .18
                                                           ------      ------      ------      ------          -------
     Less Distributions:
     Dividends from Net Investment Income                     .00        (.02)        .00        (.02)            (.06)
     Distributions from Capital Gains                        (.98)      (1.19)       (.76)       (.05)             .00
                                                           ------      ------      ------      ------          -------
          Total Distributions                                (.98)      (1.21)       (.76)       (.07)            (.06)
                                                           ------      ------      ------      ------          -------
NET ASSET VALUE, END OF PERIOD                             $16.26      $14.22      $15.28      $13.28           $12.16
                                                           ------      ------      ------      ------          -------
                                                           ------      ------      ------      ------          -------

Total Return                                                23.41%       1.23%      21.64%       9.83%            2.66%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                           $11,594     $8,169     $10,437      $1,655             $443

Ratios to average daily net assets:
     Operating expenses                                      1.62%       1.55%       1.51%       1.56%            1.63%*
     Net investment income (loss)                            (.18%)      (.24%)      (.25%)      (.11%)            .25%*
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                   .00%        .01%        .00%        .01%             .01%*

Portfolio Turnover Rate                                    146.09%      51.87%      48.26%      55.83%           39.50%

* Annualized

60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.02
Long-term capital gain                                       .96

Ordinary income dividends qualifying for the dividends received deduction available to corporate shareholders was 100.00%.

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              61
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                              Emerging Growth Fund
                                                            --------------------------------------------------------
                                                                                 Advisor Shares
                                                            --------------------------------------------------------
                                                                                                     April 4, 1991
                                                                                                        (Initial
                                                               For the Year Ended October 31,          Issuance)
                                                            ------------------------------------        through
                                                             1995      1994      1993      1992     October 31, 1991
                                                            ------    ------    ------    ------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $22.05    $23.51    $18.19    $16.99         $15.18
                                                            ------    ------    ------    ------        -------
     Income from Investment Operations:
     Net Investment Loss                                      (.09)     (.08)     (.08)     (.06)           .00
     Net Gain (Loss) on Securities (both
       realized and unrealized)                               7.42      (.02)     5.77      1.62           1.82
                                                            ------    ------    ------    ------        -------
          Total from Investment Operations                    7.33      (.10)     5.69      1.56           1.82
                                                            ------    ------    ------    ------        -------
     Less Distributions:
     Dividends from Net Investment Income                      .00       .00       .00       .00           (.01)
     Distributions from Capital Gains                          .00     (1.36)     (.37)     (.36)           .00
                                                            ------    ------    ------    ------        -------
          Total Distributions                                  .00     (1.36)     (.37)     (.36)          (.01)
                                                            ------    ------    ------    ------        -------
NET ASSET VALUE, END OF PERIOD                              $29.38    $22.05    $23.51    $18.19         $16.99
                                                            ------    ------    ------    ------        -------
                                                            ------    ------    ------    ------        -------

Total Return                                                 33.24%     (.29%)   31.67%     9.02%         23.43%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                          $167,225   $64,009   $26,029    $5,398           $275

Ratios to average daily net assets:
     Operating expenses                                       1.76%     1.72%     1.73%     1.74%          1.74%*
     Net investment loss                                     (1.08%)   (1.08%)   (1.09%)    (.87%)         (.49%)*
     Decrease reflected in above operating expense ratios
       due to waivers/reimbursements                           .00%      .04%      .00%      .06%           .42%*

Portfolio Turnover Rate                                      84.82%    60.38%    68.35%    63.38%         97.69%

* Annualized

62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                     International Equity Fund
                                                                      --------------------------------------------------------
                                                                                           Advisor Shares
                                                                      --------------------------------------------------------
                                                                                                               April 4, 1991
                                                                                                                  (Initial
                                                                         For the Year Ended October 31,          Issuance)
                                                                      ------------------------------------        through
                                                                       1995      1994      1993      1992     October 31, 1991
                                                                      ------    ------    ------    ------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $20.38    $16.91    $12.20    $13.66         $13.14
                                                                      ------    ------    ------    ------        -------
     Income from Investment Operations:
     Net Investment Income (Loss)                                        .03       .16      (.01)      .13            .00
     Net Gain (Loss) on Securities and
       Foreign Currency Related Items
       (both realized and unrealized)                                   (.67)     3.35      4.86     (1.32)           .58
                                                                      ------    ------    ------    ------        -------
          Total from Investment Operations                              (.64)     3.51      4.85     (1.19)           .58
                                                                      ------    ------    ------    ------        -------
     Less Distributions:
     Dividends from Net Investment Income                               (.05)      .00      (.01)     (.12)          (.06)
     Distributions from Capital Gains                                   (.53)     (.04)     (.13)     (.15)           .00
                                                                      ------    ------    ------    ------        -------
          Total Distributions                                           (.58)     (.04)     (.14)     (.27)          (.06)
                                                                      ------    ------    ------    ------        -------
NET ASSET VALUE, END OF PERIOD                                        $19.16    $20.38    $16.91    $12.20         $13.66
                                                                      ------    ------    ------    ------        -------
                                                                      ------    ------    ------    ------        -------

Total Return                                                           (3.04%)   20.77%    40.06%    (8.86%)         7.85%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                    $317,736  $199,404   $44,244    $1,472           $153

Ratios to average daily net assets:
     Operating expenses                                                 1.89%     1.94%     2.00%     2.00%          2.23%*
     Net investment income (loss)                                        .20%     (.29%)    (.36%)     .54%           .30%*
     Decrease reflected in above operating expense ratios due to
       waivers/reimbursements                                            .00%      .00%      .00%      .07%           .17%*

Portfolio Turnover Rate                                                39.24%    17.02%    22.60%    53.29%         54.95%

* Annualized

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.38
Long-term capital gain                                       .20

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                         Japan OTC Fund
                                                                            ----------------------------------------
                                                                                         Advisor Shares
                                                                            ----------------------------------------
                                                                                                   For the Period
                                                                                                 September 30, 1994
                                                                                For the           (Commencement of
                                                                               Year Ended        Operations) through
                                                                            October 31, 1995      October 31, 1994
                                                                            ----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $9.85                 $10.00
                                                                                 ------                -------
     Income from Investment Operations:
     Net Investment Income (Loss)                                                  (.02)                   .00
     Net Loss on Securities and Foreign Currency Related Items (both
       realized and unrealized)                                                    (.75)                  (.15)
                                                                                 ------                -------
          Total from Investment Operations                                         (.77)                  (.15)
                                                                                 ------                -------
     Less Distributions:
     Dividends from Net Investment Income                                           .00                    .00
     Distributions from Capital Gains                                               .00                    .00
                                                                                 ------                -------
          Total Distributions                                                       .00                    .00
                                                                                 ------                -------
NET ASSET VALUE, END OF PERIOD                                                   $ 9.08                $  9.85
                                                                                 ------                -------
                                                                                 ------                -------

Total Return                                                                      (7.82%)               (15.84%)*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                     $1                     $1

Ratios to average daily net assets:
     Operating expenses                                                            1.31%                  1.18%*
     Net investment income (loss)                                                  (.19%)                  .12%*
     Decrease reflected in above operating expense ratios due to
       waivers/reimbursements                                                      1.83%                  4.74%*

Portfolio Turnover Rate                                                           82.98%                   .00%

* Annualized

64
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                        Emerging Markets Fund
                                                                                                        ---------------------
                                                                                                           Advisor Shares
                                                                                                        ---------------------
                                                                                                          December 30, 1994
                                                                                                          (Commencement of
                                                                                                         Operations) through
                                                                                                          October 31, 1995
                                                                                                        ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $ 10.00
                                                                                                               -------
     Income from Investment Operations:
     Net Investment Income                                                                                         .14
     Net Gain on Securities and Foreign Currency Related Items (both realized and unrealized)                     1.19
                                                                                                               -------
          Total from Investment Operations                                                                        1.33
                                                                                                               -------
     Less Distributions:
     Dividends from Net Investment Income                                                                         (.03)
     Distributions from Capital Gains                                                                              .00
                                                                                                               -------
          Total Distributions                                                                                     (.03)
                                                                                                               -------
NET ASSET VALUE, END OF PERIOD                                                                                 $ 11.30
                                                                                                               -------
                                                                                                               -------

Total Return                                                                                                     16.05%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                                    $1

Ratios to average daily net assets:
     Operating expenses                                                                                           1.22%*
     Net investment income                                                                                        1.76%*
     Decrease reflected in above operating expense ratio due to
       waivers/reimbursements                                                                                    16.36%*

Portfolio Turnover Rate                                                                                          69.12%*

* Annualized

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.03

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                          Post-Venture Capital Fund
                                                                                          -------------------------
                                                                                               Advisor Shares
                                                                                          -------------------------
                                                                                               For the Period
                                                                                             September 29, 1995
                                                                                              (Commencement of
                                                                                             Operations) through
                                                                                              October 31, 1995
                                                                                          -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $ 10.00
                                                                                                   -------
     Income from Investment Operations:
     Net Investment Income                                                                             .00
     Net Gain on Securities                                                                            .68
                                                                                                   -------
          Total from Investment Operations                                                             .68
                                                                                                   -------
     Less Distributions:
     Dividends from Net Investment Income                                                              .00
     Distributions from Capital Gains                                                                  .00
                                                                                                   -------
          Total Distributions                                                                          .00
                                                                                                   -------
NET ASSET VALUE, END OF PERIOD                                                                     $ 10.68
                                                                                                   -------
                                                                                                   -------

Total Return                                                                                          6.80%+

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                        $1

Ratios to average daily net assets:
     Operating expenses                                                                               2.15%*
     Net investment income                                                                             .09%*
     Decrease reflected in above operating expense ratio due to
       waivers/reimbursements                                                                         9.25%*

Portfolio Turnover Rate                                                                              16.90%*

* Annualized

+ Non annualized

66
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND -- ADVISOR SHARES
--------------------------------------------------------------------------------

                                                                December 8, 1995

Dear Shareholder:

     The objective in Advisor Shares of Warburg Pincus Post-Venture Capital Fund (the 'Fund') is long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities of companies deemed to be in their post-venture-capital stage.

     From the Fund's inception on September 29, 1995, through October 31, 1995, it gained 6.80%*. Its total net assets were $3,025,429.

     We are quite optimistic about the Fund's prospects. A major study assessing the impact of venture-capital financing on firms' performance** concluded that venture-backed companies generate superior results relative to those that lacked such backing. According to the study, venture-backed firms create innovative products and services. Relative to Fortune 500 companies, they create jobs at a faster pace, spend more on research and development, and create sales -- especially export sales -- at a faster rate. Our own considerable experience researching and evaluating the performance of venture-backed companies yields similarly favorable conclusions.

     We believe that the Fund's focus on such companies offers a unique and attractive opportunity to aggressive investors.

Elizabeth B. Dater                       Stephen J. Lurito
Co-Portfolio Manager                     Co-Portfolio Manager

 * Non-annualized return. This figure represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than original cost.

** Fifth  Annual  Economic Impact  of  Venture Capital  Study,  National Venture
   Capital Association/Coopers & Lybrand L.L.P. (U.S.A.), 1995.

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                               --------    ----------
COMMON STOCK (81.2%)

CAPITAL GOODS

Computers (26.7%)
  Applix, Inc. +                                                                                  2,400    $   66,600
  Atria Software, Inc. +                                                                            400        14,300
  Auspex Systems, Inc. +                                                                          1,100        15,537
  Boca Research, Inc. +                                                                           1,100        27,775
  Brock Control Systems, Inc. +                                                                   5,000        39,375
  Cheyenne Software, Inc. +                                                                       1,500        31,125
  Continuum, Inc. +                                                                                 800        31,500
  FileNet Corp. +                                                                                 1,300        58,987
  Hyperion Software Corp. +                                                                       1,300        64,025
  Logic Works, Inc. +                                                                             3,000        45,750
  Macromedia, Inc. +                                                                                500        18,500
  Manugistics Group, Inc. +                                                                       3,400        58,650
  McAfee Associates, Inc. +                                                                       1,200        69,900
  Network General Corp. +                                                                         1,300        53,950
  Parametric Technology Corp. +                                                                     500        33,437
  Softkey International, Inc. +                                                                   2,200        69,300
  Synopsys, Inc. +                                                                                  800        30,000
  System Software Associates, Inc.                                                                2,000        61,750
  Verity, Inc. +                                                                                  2,000        73,500
                                                                                                           ----------
                                                                                                              863,961
                                                                                                           ----------
Electronics (5.5%)
  Asyst Technologies, Inc. +                                                                      1,300        54,600
  Maxim Integrated Products, Inc. +                                                                 400        29,900
  Watkins Johnson Co.                                                                             1,100        52,938
  Xilinx, Inc. +                                                                                    900        41,400
                                                                                                           ----------
                                                                                                              178,838
                                                                                                           ----------
Office Equipment & Supplies (1.1%)
  Viking Office Products, Inc. +                                                                    800        35,600
                                                                                                           ----------

CONSUMER

Business Services (4.9%)
  Norrell Corp.                                                                                     600        18,525
  On Assignment, Inc. +                                                                           1,100        29,700
  PMT Services, Inc. +                                                                            1,200        32,250
  QuickResponse Services, Inc. +                                                                  1,200        30,000
  Solectron Corp. +                                                                               1,200        48,300
                                                                                                           ----------
                                                                                                              158,775
                                                                                                           ----------
Consumer Services (0.5%)
  DEVRY, Inc. +                                                                                     700        15,575
                                                                                                           ----------

                         See Accompanying Notes to Financial Statements.
                                                                              33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                               --------    ----------

COMMON STOCK (CONT'D)
Healthcare (16.9%)
  American Oncology Resources, Inc. +                                                               600    $   21,000
  Arbor Health Care Co. +                                                                         2,200        37,400
  EMcare Holdings, Inc. +                                                                         2,700        62,100
  Endosonics Corp. +                                                                              2,000        31,750
  Enterprise Systems, Inc. +                                                                      3,500        81,813
  Health Care & Retirement Corp. +                                                                  200         5,875
  Health Managment System, Inc. +                                                                 1,600        51,200
  Healthsource, Inc. +                                                                            1,300        68,900
  Oxford Health Plans, Inc. +                                                                       800        62,600
  ThermoTrex Corp. +                                                                                600        21,525
  Total Renal Care Holdings, Inc. +                                                               5,000       101,875
                                                                                                           ----------
                                                                                                              546,038
                                                                                                           ----------
Leisure & Entertainment (1.1%)
  Regal Cinemas, Inc. +                                                                             900        35,325
                                                                                                           ----------

Lodging & Restaurants (0.4%)
  Doubletree Corp. +                                                                                600        13,200
                                                                                                           ----------

Pharmaceuticals (4.2%)
  Cephalon, Inc. +                                                                                  900        27,000
  DepoTech Corp. +                                                                                2,000        29,000
  Genzyme Corp. +                                                                                   800        46,600
  Genzyme Corp. -- Tissue Repair Division +                                                       1,900        33,963
                                                                                                           ----------
                                                                                                              136,563
                                                                                                           ----------
Retail (4.4%)
  Borders Group, Inc. +                                                                           1,500        25,688
  Micro Warehouse, Inc. +                                                                           600        26,700
  Neostar Retail Group, Inc. +                                                                    1,900        28,975
  Office Depot, Inc. +                                                                            1,100        31,487
  PETsMART, Inc. +                                                                                  900        30,150
                                                                                                           ----------
                                                                                                              143,000
                                                                                                           ----------
ENERGY AND RELATED

Oil Services (0.9%)
  Input/Output, Inc. +                                                                              800        29,900
                                                                                                           ----------

FINANCE

Financial Services (1.1%)
  MS Financial Corp. +                                                                            1,100        12,375
  Mutual Risk Management Ltd.                                                                       300        11,063
  United Companies Financial Corp.                                                                  400        11,300
                                                                                                           ----------
                                                                                                               34,738
                                                                                                           ----------

                        See Accompanying Notes to Financial Statements.
34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                               --------    ----------

COMMON STOCK (CONT'D)
MEDIA

Communications & Media (1.1%)
  America Online, Inc. +                                                                            300    $   24,000
  Central European Media Enterprises Ltd. Class A +                                                 500        11,500
                                                                                                           ----------
                                                                                                               35,500
                                                                                                           ----------
Telecommunications (12.4%)
  Ascend Communications, Inc. +                                                                     200        13,000
  Bay Networks, Inc. +                                                                              400        26,500
  Cascade Communications Corp. +                                                                    500        35,625
  Cisco Systems, Inc. +                                                                             200        15,500
  DSP Communications, Inc. +                                                                        800        29,000
  Gilat Satellite Networks Ltd. +                                                                   800        17,800
  Paging Network, Inc. +                                                                            900        20,700
  Pairgain Technologies, Inc. +                                                                   1,000        42,750
  PictureTel Corp. +                                                                                400        26,400
  QUALCOMM, Inc.                                                                                    300        11,550
  StrataCom, Inc. +                                                                               1,100        67,650
  Tellabs, Inc. +                                                                                 1,200        40,800
  US Robotics Corp. +                                                                               600        55,500
                                                                                                           ----------
                                                                                                              402,775
                                                                                                           ----------

TOTAL COMMON STOCK (Cost $2,465,347)                                                                        2,629,788
                                                                                                           ----------

                                                                                                 PAR
                                                                                               --------
SHORT-TERM INVESTMENTS (18.8%)

  Repurchase agreement with State Street Bank and Trust Co.
  dated 10/31/95 at 5.83% to be repurchased at $610,099 on 11/01/95.
  (Collateralized by $620,000 U.S. Treasury Note at 6.875%,
  due 10/31/96, with a market value of $627,750.) (Cost $610,000)                              $610,000       610,000
                                                                                                           ----------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $3,075,347*)                                                     $3,239,788
                                                                                                           ----------
                                                                                                           ----------

+ Non-income producing security.

* Also cost for Federal income tax purposes.

                     See Accompanying Notes to Financial Statements.
                                                                              35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------

ASSETS

     Investments at value (Cost $3,075,347)                                                           $ 3,239,788
     Receivable for Fund shares sold                                                                      125,583
     Cash                                                                                                 108,361
     Deferred organizational costs (Note 1)                                                               108,338
     Receivable for investment securities sold                                                             57,748
     Other receivables                                                                                      6,557
                                                                                                      -----------
          Total assets                                                                                  3,646,375
                                                                                                      -----------

LIABILITIES

     Payable for investment securities purchased                                                          484,782
     Organizational costs payable                                                                         110,270
     Accrued expenses                                                                                      25,894
                                                                                                      -----------
          Total liabilities                                                                               620,946
                                                                                                      -----------

NET ASSETS applicable to 282,937 Common Shares outstanding and
  119 Advisor Shares outstanding                                                                      $ 3,025,429
                                                                                                      -----------
                                                                                                      -----------

NET ASSET VALUE, offering and redemption price per Common Share
($3,024,158[div]282,937)                                                                                   $10.69
                                                                                                           ------
                                                                                                           ------


NET ASSET VALUE, offering and redemption price per Advisor Share
($1,271[div]119)                                                                                           $10.68
                                                                                                           ------
                                                                                                           ------

                 See Accompanying Notes to Financial Statements.
38

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 1995
--------------------------------------------------------------------------------

                                                             Warburg Pincus      Warburg Pincus       Warburg Pincus
                                                          Capital Appreciation   Emerging Growth   International Equity
                                                                  Fund                Fund                 Fund
                                                          --------------------   ---------------   --------------------
INVESTMENT INCOME:
     Dividends                                                $  2,107,232        $     772,834        $ 40,091,101
     Interest                                                      684,526            2,112,707           7,110,116
     Foreign taxes withheld                                         (2,423)                   0          (5,031,072)
                                                          --------------------   ---------------   --------------------
          Total investment income                                2,789,335            2,885,541          42,170,145
                                                          --------------------   ---------------   --------------------
EXPENSES:
     Investment advisory                                         1,367,729            3,824,061          20,225,631
     Administrative services                                       390,780              849,790           3,408,846
     Audit                                                          27,208               27,469              69,286
     Custodian/Sub-custodian                                        63,554              145,277           1,753,400
     Directors/Trustees                                             10,500               10,500              11,500
     Distribution/Shareholder servicing                             45,989              531,389           1,274,343
     Insurance                                                      10,104               14,770              58,340
     Legal                                                          90,851               76,677             102,549
     Organizational                                                      0                    0                   0
     Printing                                                       27,954               41,914             172,129
     Registration                                                   62,918              159,555             428,595
     Transfer agent                                                 92,488              149,133           1,538,272
     Miscellaneous                                                  35,776               37,625             380,319
                                                          --------------------   ---------------   --------------------
                                                                 2,225,851            5,868,130          29,423,210
     Less: fees waived and expenses reimbursed                           0                    0                   0
                                                          --------------------   ---------------   --------------------
          Total expenses                                         2,225,851            5,868,130          29,423,210
                                                          --------------------   ---------------   --------------------
            Net investment income (loss)                           563,484           (2,982,589)         12,746,935
                                                          --------------------   ---------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS:
     Net realized gain (loss) from security transactions        31,649,453           49,113,782         (34,444,203)
     Net realized gain (loss) from foreign currency
       related items                                                     0                    0          16,792,905
     Net change in unrealized appreciation (depreciation)
       from investments and foreign currency related items       12,386,702          84,670,426          (4,675,049)
                                                          --------------------   ---------------   --------------------
            Net realized and unrealized gain (loss) from
               investments and foreign currency related
               items                                            44,036,155          133,784,208         (22,326,347)
                                                          --------------------   ---------------   --------------------
            Net increase (decrease) in net assets
               resulting from operations                      $ 44,599,639        $ 130,801,619        $ (9,579,412)
                                                          --------------------   ---------------   --------------------
                                                          --------------------   ---------------   --------------------


40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Warburg Pincus    Warburg Pincus       Warburg Pincus
              Japan OTC      Emerging Markets   Post-Venture Capital
                 Fund            Fund (1)             Fund (2)
            --------------   ----------------   --------------------
              $  221,577         $ 33,788             $      0
                 412,522           22,711                2,675
                 (33,237)          (3,250)                   0
            --------------   ----------------      -----------
                 600,862           53,249                2,675
            --------------   ----------------      -----------
                 599,720           29,641                1,756
                 138,679            5,217                  280
                  25,700           16,000                9,000
                  60,612           45,701                5,771
                  11,290           14,625                1,250
                 119,941            5,926                  351
                   2,761              855                    0
                  96,359           54,987                5,000
                  42,449           37,432                1,932
                   2,579           14,765                1,000
                 115,649           26,664                6,000
                 100,690           28,656                2,833
                  10,620            6,070                  500
            --------------   ----------------      -----------
               1,327,049          286,539               35,673
                (652,386)        (262,824)             (33,354)
            --------------   ----------------      -----------
                 674,663           23,715                2,319
            --------------   ----------------      -----------
                 (73,801)          29,534                  356
            --------------   ----------------      -----------
              (4,629,196)         102,219              (26,884)
               7,895,010           (4,992)                   0
                (195,368)          (9,058)             164,441
            --------------   ----------------      -----------
               3,070,446           88,169              137,557
            --------------   ----------------      -----------
              $2,996,645         $117,703             $137,913
            --------------   ----------------      -----------
            --------------   ----------------      -----------



(1) For the period December 30, 1994 (Commencement of Operations) through October 31, 1995.

(2) For the period September 29, 1995 (Commencement of Operations) through October 31, 1995.



                         See Accompanying Notes to Financial Statements.
                                                                              41

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Warburg Pincus                         Warburg Pincus
                                                   Capital Appreciation                      Emerging Growth
                                                           Fund                                   Fund
                                            -----------------------------------    -----------------------------------
                                              For the Year Ended October 31,         For the Year Ended October 31,
                                                 1995                1994               1995                1994
                                            ---------------    ----------------    ---------------    ----------------
FROM OPERATIONS:
    Net investment income (loss)             $     563,484       $    384,246       $  (2,982,589)      $ (1,678,646)
    Net realized gain (loss) from
      security transactions                     31,649,453         11,173,174          49,113,782         (5,721,525)
    Net realized gain (loss) from foreign
      currency related items                             0                  0                   0                  0
    Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency related items            12,386,702         (9,106,613)         84,670,426         10,930,919
                                            ---------------    ----------------    ---------------    ----------------
        Net increase (decrease) in net
          assets resulting from
          operations                            44,599,639          2,450,807         130,801,619          3,530,748
                                            ---------------    ----------------    ---------------    ----------------
FROM DISTRIBUTIONS:
    Dividends from net investment income:
        Common Shares                             (563,484)          (419,337)                  0                  0
        Advisor Shares                                   0            (27,724)                  0                  0
    Distributions in excess of net
      investment income:
        Common Shares                                    0                  0                   0                  0
    Distributions from capital gains:
        Common Shares                          (10,419,627)       (12,899,141)                  0        (10,576,150)
        Advisor Shares                            (575,892)          (852,608)                  0         (1,639,316)
                                            ---------------    ----------------    ---------------    ----------------
        Net decrease from distributions        (11,559,003)       (14,198,810)                  0        (12,215,466)
                                            ---------------    ----------------    ---------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                88,963,455         45,617,531         335,569,078        180,813,270
    Reinvested dividends                        11,246,752         13,809,167                   0         12,758,387
    Net asset value of shares redeemed         (53,459,471)       (49,851,500)       (116,280,844)       (71,767,717)
                                            ---------------    ----------------    ---------------    ----------------
        Net increase in net assets from
          capital share transactions            46,750,736          9,575,198         219,288,234        121,803,940
                                            ---------------    ----------------    ---------------    ----------------
        Net increase (decrease) in net
          assets                                79,791,372         (2,172,805)        350,089,853        113,119,222
NET ASSETS:
    Beginning of period                        167,514,493        169,687,298         304,672,758        191,553,536
                                            ---------------    ----------------    ---------------    ----------------
    End of period                            $ 247,305,865       $167,514,493       $ 654,762,611       $304,672,758
                                            ---------------    ----------------    ---------------    ----------------
                                            ---------------    ----------------    ---------------    ----------------

42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Warburg Pincus                   Warburg Pincus
                                                                  Japan OTC                    Emerging Markets
                      Warburg Pincus                                Fund                             Fund
                   International Equity            ---------------------------------------    -------------------
                           Fund                                          For the Period         For the Period
            -----------------------------------                        September 30, 1994      December 30, 1994
                                                       For the          (Commencement of       (Commencement of
              For the Year Ended October 31,          Year Ended       Operations) through    Operations) through
                 1995                1994          October 31, 1995     October 31, 1994       October 31, 1995
            ---------------    ----------------    ----------------    -------------------    -------------------

            $   12,746,935      $    1,310,933       $    (73,801)         $     5,115            $    29,534

               (34,444,203 )        48,091,665         (4,629,196)                   0                102,219

                16,792,905          (2,772,944)         7,895,010             (294,437)                (4,992)

                (4,675,049 )        82,484,415           (195,368)             (35,099)                (9,058)
            ---------------    ----------------    ----------------    -------------------    -------------------

                (9,579,412 )       129,114,069          2,996,645             (324,421)               117,703
            ---------------    ----------------    ----------------    -------------------    -------------------
               (11,671,023 )        (1,764,380)                 0                    0                (14,321)
                  (629,473 )          (218,961)                 0                    0                     (3)

                         0            (223,659)                 0                    0                      0
               (42,332,078 )        (1,047,367)                 0                    0                      0
                (5,756,403 )          (129,979)                 0                    0                      0
            ---------------    ----------------    ----------------    -------------------    -------------------
               (60,388,977 )        (3,384,346)                 0                    0                (14,324)
            ---------------    ----------------    ----------------    -------------------    -------------------

             1,383,361,959       1,430,739,923        200,565,875           20,287,158              7,753,908
                54,872,977           2,950,772                  0                    0                 13,802
              (715,598,203 )      (249,050,078)       (44,871,674)            (185,101)            (1,191,160)
            ---------------    ----------------    ----------------    -------------------    -------------------

               722,636,733       1,184,640,617        155,694,201           20,102,057              6,576,550
            ---------------    ----------------    ----------------    -------------------    -------------------

               652,668,344       1,310,370,340        158,690,846           19,777,636              6,679,929
             1,733,275,503         422,905,163         19,878,636              101,000                101,000
            ---------------    ----------------    ----------------    -------------------    -------------------
            $2,385,943,847      $1,733,275,503       $178,569,482          $19,878,636            $ 6,780,929
            ---------------    ----------------    ----------------    -------------------    -------------------
            ---------------    ----------------    ----------------    -------------------    -------------------

             Warburg Pincus
              Post-Venture
              Capital Fund
           -------------------
             For the Period
           September 29, 1995
            (Commencement of
           Operations) through
            October 31, 1995
           -------------------
               $       356
                   (26,884)
                         0
                   164,441
           -------------------
                   137,913
           -------------------
                         0
                         0
                         0
                         0
                         0
           -------------------
                         0
           -------------------
                 2,792,403
                         0
                    (4,887)
           -------------------
                 2,787,516
           -------------------
                 2,925,429
                   100,000
           -------------------
               $ 3,025,429
           -------------------
           -------------------

                    See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
WARBURG PINCUS POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                               For the Period
                                                                                             September 29, 1995
                                                                                              (Commencement of
                                                                                             Operations) through
                                                                                              October 31, 1995
                                                                                          -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $ 10.00
                                                                                                   -------
     Income from Investment Operations:
     Net Investment Income                                                                             .00
     Net Gain on Securities                                                                            .68
                                                                                                   -------
          Total from Investment Operations                                                             .68
                                                                                                   -------
     Less Distributions:
     Dividends from Net Investment Income                                                              .00
     Distributions from Capital Gains                                                                  .00
                                                                                                   -------
          Total Distributions                                                                          .00
                                                                                                   -------
NET ASSET VALUE, END OF PERIOD                                                                     $ 10.68
                                                                                                   -------
                                                                                                   -------

Total Return                                                                                          6.80%+

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                        $1

Ratios to average daily net assets:
     Operating expenses                                                                               2.15%*
     Net investment income                                                                             .09%*
     Decrease reflected in above operating expense ratio due to
       waivers/reimbursements                                                                         9.25%*

Portfolio Turnover Rate                                                                              16.90%

* Annualized

+ Non-annualized

                See Accompanying Notes to Financial Statements.

                                                                              49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Equity Funds are comprised of Warburg Pincus Capital Appreciation Fund (the 'Capital Appreciation Fund'), Warburg Pincus International Equity Fund (the 'International Equity Fund') and Warburg Pincus Post-Venture Capital Fund (the 'Post-Venture Capital Fund') which are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified, open-end management investment companies, and Warburg Pincus Emerging Growth Fund (the 'Emerging Growth Fund'), Warburg Pincus Japan OTC Fund (the 'Japan OTC Fund') and Warburg Pincus Emerging Markets Fund (the 'Emerging Markets Fund', together with the Capital Appreciation Fund, the International Equity Fund, the Post-Venture Capital Fund, the Emerging Growth Fund and the Japan OTC Fund, the 'Funds') which are registered under the 1940 Act as non-diversified, open-end management investment companies.

     Investment objectives for each Fund are as follows: the Capital Appreciation Fund, the International Equity Fund and the Japan OTC Fund seek long-term capital appreciation; the Emerging Growth Fund seeks maximum capital appreciation; the Emerging Markets Fund seeks growth of capital; the Post-Venture Capital Fund seeks long-term growth of capital.

     Each Fund offers two classes of shares, one class being referred to as Common Shares and one class being referred to as Advisor Shares. Common and Advisor Shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Shares for the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by each Fund at an annual rate not to exceed .25% of the average daily net asset value of each Fund's outstanding Common Shares. Advisor Shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Shares. The Common and the Advisor Shares are currently bearing expenses of .25% and .50% of average daily net assets, respectively.

     The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are

50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, transfer agent and printing) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income are declared and paid semiannually for all Funds. Distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     Certain amounts in the Financial Highlights have been reclassified to conform with current year presentation.

     No provision is made for Federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Costs incurred by the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund in connection with their organization have been deferred and are being amortized over a period of five years from the date each Fund commenced its operations.

     Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Fund's investment adviser. For its investment advisory services, Warburg receives the following fees based on each Fund's average daily net assets:

                                                                              51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

              FUND                             ANNUAL RATE
---------------------------------   ----------------------------------
Capital Appreciation                  .70% of average daily net assets
Emerging Growth                       .90% of average daily net assets
International Equity                 1.00% of average daily net assets
Japan OTC                            1.25% of average daily net assets
Emerging Markets                     1.25% of average daily net assets
Post-Venture Capital                 1.25% of average daily net assets

     For the period or year ended October 31, 1995, investment advisory fees, waivers and reimbursements were as follows:

                                                 GROSS                         NET            EXPENSE
                   FUND                       ADVISORY FEE     WAIVER      ADVISORY FEE    REIMBURSEMENTS
-------------------------------------------   ------------    ---------    ------------    --------------
Capital Appreciation                          $  1,367,729    $       0    $  1,367,729      $        0
Emerging Growth                                  3,824,061            0       3,824,061               0
International Equity                            20,225,631            0      20,225,631               0
Japan OTC                                          599,720     (599,720)              0         (25,920)
Emerging Markets                                    29,641      (29,641)              0        (230,338)
Post-Venture Capital                                 1,756       (1,756)              0         (31,458)

     SPARX Investment & Research, USA, Inc. ('SPARX USA') serves as sub-investment adviser for the Japan OTC Fund. From its investment advisory fee, Warburg pays SPARX USA a fee at an annual rate of .625% of the average daily net assets of the Japan OTC Fund. No compensation is paid by the Japan OTC Fund to SPARX USA for its sub-investment advisory services.

     Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the period or year ended October 31, 1995, administrative services fees earned by CFSI were as follows:

                   FUND                           CO-ADMINISTRATION FEE
-------------------------------------------   ------------------------------
Capital Appreciation                                    $  195,390
Emerging Growth                                            424,895
International Equity                                     2,022,563
Japan OTC                                                   47,978
Emerging Markets                                             2,372
Post-Venture Capital                                           140

     For its administrative services, PFPC currently receives a fee calculated at an annual rate of .10% of the average daily net assets of the Capital Appreciation Fund, the Emerging Growth Fund and the Post-Venture Capital Fund. For the International Equity Fund, the Japan OTC Fund and the Emerging Markets Fund, PFPC currently receives a fee calculated at an annual rate of .12% on each Fund's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08%

52
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

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
on the next $250 million in average daily net assets, and .05% of the average daily net assets over $750 million.

     For the period or year ended October 31, 1995, administrative service fees earned and waived by PFPC were as follows:

                                                                                            NET
                  FUND                      CO-ADMINISTRATION FEE     WAIVER       CO-ADMINISTRATION FEE
-----------------------------------------   ---------------------    --------    -------------------------
Capital Appreciation                             $   195,390         $      0           $   195,390
Emerging Growth                                      424,895                0               424,895
International Equity                               1,386,283                0             1,386,283
Japan OTC                                             90,701          (26,746)               63,955
Emerging Markets                                       2,845           (2,845)                    0
Post-Venture Capital                                     140             (140)                    0

     Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is paid by the Capital Appreciation Fund, the Emerging Growth Fund or the International Equity Fund to CSI for distribution services. For its shareholder servicing and distribution services, CSI currently receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares for the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund pursuant to a shareholder servicing and distribution plan adopted by each Fund. For the period or year ended October 31, 1995, distribution fees earned by CSI were as follows:

                   FUND                              DISTRIBUTION FEE
-------------------------------------------   ------------------------------
Japan OTC                                                $119,941
Emerging Markets                                            5,926
Post-Venture Capital                                          351

3. INVESTMENTS IN SECURITIES

     For the period or year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) were as follows:

                           FUND                                 PURCHASES          SALES
-----------------------------------------------------------   --------------    ------------
Capital Appreciation                                          $  299,741,274    $269,962,070
Emerging Growth                                                  532,722,466     336,581,792
International Equity                                           1,457,609,458     735,613,078
Japan OTC                                                        189,768,420      36,507,703
Emerging Markets                                                   7,181,659       1,297,140
Post-Venture Capital                                               2,714,501         222,270

                                                                              53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

     At October 31, 1995, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for Federal income tax purposes) was as follows:

                                                                             NET UNREALIZED
                                         UNREALIZED        UNREALIZED         APPRECIATION
               FUND                     APPRECIATION      DEPRECIATION       (DEPRECIATION)
-----------------------------------     ------------      -------------      --------------
Capital Appreciation                    $ 45,397,319      $  (3,203,157)      $ 42,194,162
Emerging Growth                          144,909,782         (9,681,675)       135,228,107
International Equity                     260,125,513       (171,560,066)        88,565,447
Japan OTC                                  6,205,079         (7,100,852)          (895,773)
Emerging Markets                             341,944           (352,944)           (11,000)
Post-Venture Capital                         233,929            (69,488)           164,441

4. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Equity Fund, the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.





54
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

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

At October 31, 1995, the International Equity Fund and the Japan OTC Fund had the following open forward foreign currency contracts:


                                         INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                         FOREIGN                                              UNREALIZED
 FORWARD CURRENCY      EXPIRATION        CURRENCY          CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          TO BE SOLD          AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

French Francs           11/15/95         260,000,000     $ 52,170,074     $ 53,253,590       $ (1,083,516)
French Francs           11/16/95         122,216,250       25,050,833       25,032,515             18,318
German Marks            11/16/95         110,000,000       78,272,317       78,263,963              8,354
German Marks            05/17/96          78,928,380       55,400,000       56,652,584         (1,252,584)
Japanese Yen            03/21/96       5,547,240,000       57,000,000       55,475,507          1,524,493
Japanese Yen            03/21/96       4,764,377,500       47,298,496       47,646,443           (347,947)
Japanese Yen            03/21/96       4,764,377,500       47,276,203       47,646,443           (370,240)
Japanese Yen            03/21/96       1,385,445,000       13,761,286       13,855,226            (93,940)
Japanese Yen            05/13/96       8,731,990,000      109,000,000       88,008,212         20,991,788
Japanese Yen            05/16/96       9,247,700,000      110,000,000       93,246,752         16,753,248
Japanese Yen            05/16/96       4,586,012,000       55,400,000       46,241,847          9,158,153
Japanese Yen            09/18/96       4,660,000,000       50,000,000       47,860,895          2,139,105
                                                         ------------     ------------     ----------------
                                                         $700,629,209     $653,183,977       $ 47,445,232
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------


                                         FOREIGN
                                         CURRENCY                                             UNREALIZED
 FORWARD CURRENCY      EXPIRATION         TO BE            CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          PURCHASED           AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

German Marks            11/16/95          34,500,000     $ 25,050,828     $ 24,546,425       $   (504,403)
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------

                                              JAPAN OTC FUND
-----------------------------------------------------------------------------------------------------------
                                         FOREIGN                                              UNREALIZED
 FORWARD CURRENCY      EXPIRATION        CURRENCY          CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          TO BE SOLD          AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

Japanese Yen            11/30/95      12,567,400,000     $124,000,000     $123,536,813       $    463,187
Japanese Yen            11/30/95       2,027,000,000       20,000,000       19,925,293             74,707
Japanese Yen            11/30/95       1,520,250,000       15,000,000       14,943,969             56,031
                                                         ------------     ------------     ----------------
                                                         $159,000,000     $158,406,075       $    593,925
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------

                                                                              55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

5. EQUITY SWAP TRANSACTIONS

     The International Equity Fund (the 'Fund') entered into a Taiwanese equity swap agreement (which represents approximately .005% of the Fund's net assets at October 31, 1995) dated August 11, 1995, where the Fund receives a quarterly payment, representing the total return (defined as market appreciation and dividend income) on a basket of three Taiwanese common stocks ('Common Stocks'). In return, the Fund pays quarterly the Libor rate (London Interbank Offered
Rate), plus 1.25% per annum (7.125% on October 31, 1995) on the initial stock purchase amount ('Notional amount') of $12,000,000. The Notional amount is marked to market on each quarterly reset date. In the event that the Common Stocks decline in value, the Fund will be required to pay quarterly, the amount of any depreciation in value from the notional amount. The equity swap agreement will terminate on August 11, 1996.

     During the term of the equity swap transaction, changes in the value of the Common Stocks as compared to the Notional amount is recognized as unrealized gain or loss. Dividend income for the Common Stocks are recorded on the ex-dividend date. Interest expense is accrued daily. At October 31, 1995, the Fund has recorded an unrealized gain of $502,018 and interest payable of $192,375 on the equity swap transaction.





56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

     The Capital Appreciation Fund is authorized to issue three billion of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are classified as Series 2 Shares (the Advisor Shares). The Emerging Growth Fund, the International Equity Fund, the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated as Series 2 Shares (the Advisor Shares).

     Transactions in shares of each Fund were as follows:


                                      CAPITAL APPRECIATION FUND                                    EMERGING GROWTH FUND
                           Common Shares                   Advisor Shares                    Common Shares           Advisor Shares
                   -----------------------------     ---------------------------     ------------------------------  --------------
                                  For the Year Ended October 31,                             For the Year Ended October 31,
                   -------------------------------------------------------------     ----------------------------------------------
                        1995             1994            1995            1994             1995              1994           1995
                    ------------     ------------     -----------     -----------     -------------     ------------    -----------

Shares sold            6,020,619        2,958,494         201,782         290,193         9,808,362        6,133,751     3,172,686
Shares issued to
  shareholders on
  reinvestment of
  dividends              850,478          920,210          46,554          61,526                 0          506,720             0
Shares redeemed       (3,638,974)      (3,126,497)       (110,027)       (460,020)       (4,294,179)      (2,859,413)     (383,922)
                    ------------     ------------     -----------     -----------     -------------     ------------    -----------
Net increase
  (decrease) in
  shares
  outstanding          3,232,123          752,207         138,309        (108,301)        5,514,183        3,781,058     2,788,764
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------
Proceeds from sale
  of shares         $ 85,992,655     $ 41,570,590     $ 2,970,800     $ 4,046,941     $ 256,886,928     $132,922,995   $78,682,150
Reinvested
  dividends           10,670,876       12,945,690         575,876         863,477                 0       11,015,146             0
Net asset value of
  shares redeemed    (51,907,650)     (43,449,501)     (1,551,821)     (6,401,999)     (106,777,032)     (61,126,667)   (9,503,812)
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------
Net increase
  (decrease) from
  capital share
  transactions      $ 44,755,881     $ 11,066,779     $ 1,994,855     $(1,491,581)    $ 150,109,896     $ 82,811,474   $69,178,338
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------



                         1994
                     ------------
Shares sold             2,233,737
Shares issued to
  shareholders on
  reinvestment of
  dividends                80,473
Shares redeemed          (517,898)
                     ------------
Net increase
  (decrease) in
  shares
  outstanding           1,796,312
                     ------------
                     ------------
Proceeds from sale
  of shares          $ 47,890,275
Reinvested
  dividends             1,743,241
Net asset value of
  shares redeemed     (10,641,050)
                     ------------
Net increase
  (decrease) from
  capital share
  transactions       $ 38,992,466
                     ------------
                     ------------

                                                                              57
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

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONT'D)


                                                                                                 EMERGING MARKETS FUND
                                           INTERNATIONAL EQUITY FUND                        Common Shares    Advisor Shares
                                 Common Shares                     Advisor Shares          ---------------  -----------------
                        --------------------------------    ----------------------------             For the Period
                                         For the Year Ended October 31,                            December 30, 1994
                        ----------------------------------------------------------------      (Commencement of Operations)
                             1995              1994             1995            1994            through October 31, 1995
                        --------------    --------------    ------------    ------------   ----------------------------------
Shares sold                 68,096,606        64,218,907       7,225,150       7,956,088         694,008               22
Shares issued to
  shareholders on
  reinvestment of
  dividends                  2,623,005           147,031         346,377           6,879           1,267                0
Shares redeemed            (38,317,625)      (11,861,720)       (770,753)       (795,406)       (104,480)               0
                        --------------    --------------    ------------    ------------   ---------------          -----
Net increase
  (decrease) in
  shares outstanding        32,401,986        52,504,218       6,800,774       7,167,561         590,795               22
                        --------------    --------------    ------------    ------------   ---------------          -----
                        --------------    --------------    ------------    ------------   ---------------          -----
Proceeds from sale of
  shares                $1,251,776,887    $1,275,306,263    $131,585,072    $155,433,660     $ 7,753,651        $     257
Reinvested dividends        48,487,109         2,820,903       6,385,868         129,869          13,802                0
Net asset value of
  shares redeemed         (701,310,424)     (233,614,600)    (14,287,779)    (15,435,478)     (1,191,160)               0
                        --------------    --------------    ------------    ------------   ---------------          -----
Net increase
  (decrease) from
  capital share
  transactions          $  598,953,572    $1,044,512,566    $123,683,161    $140,128,051     $ 6,576,293        $     257
                        --------------    --------------    ------------    ------------   ---------------          -----
                        --------------    --------------    ------------    ------------   ---------------          -----

7. NET ASSETS

     Net Assets at October 31, 1995, consisted of the following:

                                                                          CAPITAL           EMERGING
                                                                     APPRECIATION FUND    GROWTH FUND
                                                                     -----------------    ------------

Capital contributed, net                                               $ 173,327,827      $479,035,241
Accumulated net investment income (loss)                                           0                0
Accumulated net realized gain (loss) from security transactions           31,648,355       40,302,640
Net unrealized appreciation (depreciation) from investments and
  foreign currency related items                                          42,329,683      135,424,730
                                                                     -----------------    ------------
Net assets                                                             $ 247,305,865      $654,762,611
                                                                     -----------------    ------------
                                                                     -----------------    ------------

58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             JAPAN OTC FUND
                         Common Shares                            Advisor Shares
             -------------------------------------     -------------------------------------
                                   For the Period                            For the Period     POST-VENTURE CAPITAL FUND
                                   September 30,                             September 30,          Common Shares
                                        1994                                      1994            ------------------
                                  (Commencement of                          (Commencement of        For the Period
                 For the            Operations)            For the            Operations)          September 29, 1995
                Year Ended            through             Year Ended            through         (Commencement of Operations)
             October 31, 1995     October 31, 1994     October 31, 1995     October 31, 1994      through October 31, 1995
             ----------------     ----------------     ----------------     ----------------    --------------------------

                 22,809,795            2,025,697               0                    15                  273,510
                          0                    0               0                     0                        0
                 (5,180,432)             (18,605)              0                     0                     (473)
                                                              --
             ----------------     ----------------                               -----           ------------------
                 17,629,363            2,007,092               0                    15                  273,037
                                                              --
                                                              --
             ----------------     ----------------                               -----           ------------------
             ----------------     ----------------                               -----           ------------------
               $200,565,875         $ 20,287,008              $0                  $150               $2,792,203
                          0                    0               0                     0                        0
                (44,871,674)            (185,101)              0                     0                   (4,887)
                                                              --
             ----------------     ----------------                               -----           ------------------
               $155,694,201         $ 20,101,907              $0                  $150               $2,787,316
                                                              --
                                                              --
             ----------------     ----------------                               -----           ------------------
             ----------------     ----------------                               -----           ------------------



                   Advisor Shares
               ---------------------
                        19
                         0
                         0
                     -----
                        19
                     -----
                     -----
                 $     200
                         0
                         0
                     -----
                 $     200
                     -----
                     -----

         INTERNATIONAL        EMERGING                          POST-VENTURE
          EQUITY FUND       MARKETS FUND     JAPAN OTC FUND     CAPITAL FUND
         --------------     ------------     --------------     ------------

         $2,271,007,433      $6,677,550       $175,619,527       $2,887,516
            19,124,669           10,218          7,821,209              356
           (40,671,086 )        102,219         (4,640,787)         (26,884)
           136,482,831           (9,058)          (230,467)         164,441
         --------------     ------------     --------------     ------------
         $2,385,943,847      $6,780,929       $178,569,482       $3,025,429
         --------------     ------------     --------------     ------------
         --------------     ------------     --------------     ------------

                                                                              59
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

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

8. CAPITAL LOSS CARRYOVER

     At October 31, 1995, the International Equity Fund, the Japan OTC Fund and the Post-Venture Capital Fund had capital loss carryovers of $40,671,086, $4,629,196 and $26,884, respectively, expiring in 2003 to offset possible future capital gains of each Fund.

9. OTHER FINANCIAL HIGHLIGHTS

     Each Fund currently offers one other class of shares, Common Shares, representing equal prorata interests in each of the respective Warburg Pincus Equity Funds. The financial highlights for a Common Share of each Fund are as follows:


                                                                      Capital Appreciation Fund
                                                        ------------------------------------------------------
                                                                            Common Shares
                                                        ------------------------------------------------------
                                                                    For the Year Ended October 31,
                                                        ------------------------------------------------------
                                                         1995        1994        1993        1992        1991
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR                      $14.29      $15.32      $13.30      $12.16      $ 9.78
                                                        ------      ------      ------      ------      ------
     Income from Investment Operations:
     Net Investment Income                                 .04         .04         .05         .04         .15
     Net Gain on Securities (both
       realized and unrealized)                           3.08         .17        2.78        1.21        2.41
                                                        ------      ------      ------      ------      ------
          Total from Investment Operations                3.12         .21        2.83        1.25        2.56
                                                        ------      ------      ------      ------      ------
     Less Distributions:
     Dividends from Net Investment Income                 (.04)       (.05)       (.05)       (.06)       (.18)
     Distributions from Capital Gains                     (.98)      (1.19)       (.76)       (.05)        .00
                                                        ------      ------      ------      ------      ------
          Total Distributions                            (1.02)      (1.24)       (.81)       (.11)       (.18)
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                            $16.39      $14.29      $15.32      $13.30      $12.16
                                                        ------      ------      ------      ------      ------
                                                        ------      ------      ------      ------      ------

Total Return                                             24.05%       1.65%      22.19%      10.40%      26.39%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                          $235,712    $159,346    $159,251    $117,900    $115,191

Ratios to average daily net assets:
     Operating expenses                                   1.12%       1.05%       1.01%       1.06%       1.08%
     Net investment income                                 .31%        .26%        .30%        .41%       1.27%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                .00%        .01%        .00%        .01%        .00%

Portfolio Turnover Rate                                 146.09%      51.87%      48.26%      55.83%      39.50%



60
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

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.06
Long-term capital gain                                       .96

Ordinary income dividends qualifying for the dividends received deduction available to corporate shareholders was 100.00%.

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              61
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                         Emerging Growth Fund
                                                        ------------------------------------------------------
                                                                            Common Shares
                                                        ------------------------------------------------------
                                                                    For the Year Ended October 31,
                                                        ------------------------------------------------------
                                                         1995        1994        1993        1992        1991
                                                        ------      ------      ------      ------      ------

NET ASSET VALUE, BEGINNING OF YEAR                      $22.38      $23.74      $18.28      $16.97      $10.83
                                                        ------      ------      ------      ------      ------
     Income from Investment Operations:
     Net Investment Income (Loss)                         (.05)       (.06)       (.10)       (.03)        .05
     Net Gain on Securities (both
       realized and unrealized)                           7.64         .06        5.93        1.71        6.16
                                                        ------      ------      ------      ------      ------
          Total from Investment Operations                7.59         .00        5.83        1.68        6.21
                                                        ------      ------      ------      ------      ------
     Less Distributions:
     Dividends from Net Investment Income                  .00         .00         .00        (.01)       (.07)
     Distributions from Capital Gains                      .00       (1.36)       (.37)       (.36)        .00
                                                        ------      ------      ------      ------      ------
          Total Distributions                              .00       (1.36)       (.37)       (.37)       (.07)
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                            $29.97      $22.38      $23.74      $18.28      $16.97
                                                        ------      ------      ------      ------      ------
                                                        ------      ------      ------      ------      ------

Total Return                                             33.91%        .16%      32.28%       9.87%      57.57%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                          $487,537    $240,664    $165,525    $99,562     $42,061

Ratios to average daily net assets:
     Operating expenses                                   1.26%       1.22%       1.23%       1.24%       1.25%
     Net investment income (loss)                         (.58%)      (.58%)      (.60%)      (.25%)       .32%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                .00%        .04%        .00%        .08%        .47%

Portfolio Turnover Rate                                  84.82%      60.38%      68.35%      63.35%      97.69%



62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                      International Equity Fund
                                                        ------------------------------------------------------
                                                                            Common Shares
                                                        ------------------------------------------------------
                                                                    For the Year Ended October 31,
                                                        ------------------------------------------------------
                                                         1995        1994        1993        1992        1991
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR                      $20.51      $17.00      $12.22      $13.66      $11.81
                                                        ------      ------      ------      ------      ------
     Income from Investment Operations:
     Net Investment Income                                 .12         .09         .09         .15         .19
     Net Gain (Loss) on Securities and
       Foreign Currency Related Items (both
       realized and unrealized)                           (.67)       3.51        4.84       (1.28)       2.03
                                                        ------      ------      ------      ------      ------
          Total from Investment Operations                (.55)       3.60        4.93       (1.13)       2.22
                                                        ------      ------      ------      ------      ------
     Less Distributions:
     Dividends from Net Investment Income                 (.13)       (.04)       (.02)       (.16)       (.33)
     Distributions in Excess of
       Net Investment Income                               .00        (.01)        .00         .00         .00
     Distributions from Capital Gains                     (.53)       (.04)       (.13)       (.15)       (.04)
                                                        ------      ------      ------      ------      ------
          Total Distributions                             (.66)       (.09)       (.15)       (.31)       (.37)
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                            $19.30      $20.51      $17.00      $12.22      $13.66
                                                        ------      ------      ------      ------      ------
                                                        ------      ------      ------      ------      ------

Total Return                                             (2.55%)     21.22%      40.68%      (8.44%)     19.42%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                          $2,068,207  $1,533,872  $378,661    $101,763    $72,553

Ratios to average daily net assets:
     Operating expenses                                   1.39%       1.44%       1.48%       1.49%       1.50%
     Net investment income                                 .69%        .19%        .38%        .88%       1.19%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                .00%        .00%        .00%        .07%        .17%

Portfolio Turnover Rate                                  39.24%      17.02%      22.60%      53.29%      54.95%


TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.46
Long-term capital gain                                       .20

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                             Japan OTC Fund
                                                        ---------------------------------------------------------
                                                                              Common Shares
                                                        ---------------------------------------------------------
                                                                                             For the Period
                                                                                           September 30, 1994
                                                                                            (Commencement of
                                                            For the Year Ended            Operations) through
                                                             October 31, 1995               October 31, 1994
                                                        ---------------------------    --------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $    9.85                      $  10.00
                                                               -----------                    ----------
     Income from Investment Operations:
     Net Investment Income                                             .00                           .00
     Net Loss on Securities and Foreign Currency
       Related Items (both realized and unrealized)                   (.76)                         (.15)
                                                               -----------                    ----------
          Total from Investment Operations                            (.76)                         (.15)
                                                               -----------                    ----------
     Less Distributions:
     Dividends from Net Investment Income                              .00                           .00
     Distributions from Capital Gains                                  .00                           .00
                                                               -----------                    ----------
          Total Distributions                                          .00                           .00
                                                               -----------                    ----------
NET ASSET VALUE, END OF PERIOD                                   $    9.09                      $   9.85
                                                               -----------                    ----------
                                                               -----------                    ----------

Total Return                                                         (7.72%)                      (15.84%)*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                 $ 178,568                      $ 19,878

Ratios to average daily net assets:
     Operating expenses                                               1.41%                         1.00%*
     Net investment income (loss)                                     (.15%)                         .49%*
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                           1.35%                         4.96%*

Portfolio Turnover Rate                                              82.98%                          .00%

* Annualized



64
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                         Emerging Markets Fund
                                                                                      ---------------------------
                                                                                             Common Shares
                                                                                      ---------------------------
                                                                                            For the Period
                                                                                           December 30, 1994
                                                                                           (Commencement of
                                                                                          Operations) through
                                                                                           October 31, 1995
                                                                                      ---------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 10.00
                                                                                                -------
     Income from Investment Operations:
     Net Investment Income                                                                          .08
     Net Gain on Securities and Foreign Currency Related Items (both
       realized and unrealized)                                                                    1.25
                                                                                                -------
          Total from Investment Operations                                                         1.33
                                                                                                -------
     Less Distributions:
     Dividends from Net Investment Income                                                          (.05)
     Distributions from Capital Gains                                                               .00
                                                                                                -------
          Total Distributions                                                                      (.05)
                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                  $ 11.28
                                                                                                -------
                                                                                                -------

Total Return                                                                                      16.09%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                $ 6,780

Ratios to average daily net assets:
     Operating expenses                                                                            1.00%*
     Net investment income                                                                         1.25%*
     Decrease reflected in above operating expense ratio due to
      waivers/reimbursements                                                                      11.08%*

Portfolio Turnover Rate                                                                           69.12%*

* Annualized

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.05

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                       Post-Venture Capital Fund
                                                                                      ---------------------------
                                                                                             Common Shares
                                                                                      ---------------------------
                                                                                            For the Period
                                                                                          September 29, 1995
                                                                                           (Commencement of
                                                                                          Operations) through
                                                                                           October 31, 1995
                                                                                      ---------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 10.00
                                                                                                -------
     Income from Investment Operations:
     Net Investment Income                                                                          .00
     Net Gain on Securities (both realized and unrealized)                                          .69
                                                                                                -------
          Total from Investment Operations                                                          .69
                                                                                                -------
     Less Distributions:
     Dividends from Net Investment Income                                                           .00
     Distributions from Capital Gains                                                               .00
                                                                                                -------
          Total Distributions                                                                       .00
                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                  $ 10.69
                                                                                                -------
                                                                                                -------

Total Return                                                                                       6.90%+

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                $ 3,024

Ratios to average daily net assets:
     Operating expenses                                                                            1.65%*
     Net investment income                                                                          .25%*
     Decrease reflected in above operating expense ratio due to
      waivers/reimbursements                                                                      23.76%*

Portfolio Turnover Rate                                                                           16.90%*

* Annualized
+ Non-annualized


66
--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

           (a)    Financial Statements

                  (1)    Financial Statements included in Part A:

                         (a)    Financial Highlights


                  (2)    Audited Financial Statements included in Part B:

                         (a)    Schedule of Investments

                         (b)    Statement of Assets and Liabilities

                         (c)    Statement of Operations

                         (d)    Statement of Changes in Net Assets

                         (e)    Financial Highlights

                         (f)    Notes to Financial Statements

                         (g)    Report of Independent Accountants


           (b)    Exhibits:

Exhibit No.           Description of Exhibit

    1                 Articles of Incorporation.(1)

    2                 By-Laws.(1)

    3                 Not applicable.

    4                 Forms of Share Certificates.(1)


    5(a)              Form of Investment Advisory Agreement.(1)

     (b)              Form of Sub-Investment Advisory Agreement.


    6                 Distribution Agreement.(2)

    7                 Not applicable.

--------
1  Incorporated by reference to Registrant's Pre-Effective
   Amendment No. 2 to its Registration Statement on Form N-1A, filed on September 22, 1995.
2  Contained in Exhibit No. 15 hereto.


Exhibit No.           Description of Exhibit
----------            ----------------------
    8(a)              Form of Custodian Agreement with PNC Bank,
                      National Association.(3)

     (b)              Form of Custodian Agreement with State Street
                      Bank and Trust Company.(3)

    9(a)              Form of Transfer Agency Agreement.(3)

     (b)              Form of Counsellors Service Co-Administration
                      Agreement.(3)


     (c)              Form of PFPC Co-Administration Agreement.(3)

     (d)              Form of Services Agreements.(4)

     (e)              Form of Credit Agreement with Deutsche Bank AG,
                      New York Branch.

     (f) Form of Letter Agreement and Discretionary Line of Credit Demand Note with PNC Bank.

     (g)              Form of Credit Agreement with PNC Bank.

   10(a)              Consent of Willkie Farr & Gallagher, counsel to
                      Registrant.

     (b)              Opinion of Willkie Farr & Gallagher, counsel to
                      Registrant.(5)

   11                 Consent of Coopers & Lybrand L.L.P., Independent
                      Accountants.

   12                 Not applicable.


   13                 Form of Purchase Agreement.(1)


--------
(3) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Japan Growth Fund, Inc. filed on December 18, 1995 (Securities Act File No. 33-63655).

(5) Incorporated by reference to Opinion of Willkie Farr & Gallagher filed with Registrant's Rule 24f-2 Notice filed on December 19, 1995.


Exhibit No.           Description of Exhibit
----------            ----------------------


   14                 Form of Retirement Plan.

   15(a)              Form of Shareholder Servicing and Distribution
                      Plan.(1)

     (b)              Form of Shareholder Services Plan.(6)

     (c)              Form of Amended and Restated Distribution Plan.(4)

     (d)              Form of Distribution Agreement.(1)

     (e)              Rule 18f-3 Plan.(4)

   16                 Schedule for Computation of Total Return
                      Performance Quotation.(7)


   17(a)              Financial Data Schedule relating to Common Shares.

     (b)              Financial Data Schedule relating to Advisor
                      Shares.


Item 25.       Persons Controlled by or Under Common
               Control with Registrant


               Not applicable.


--------
(6) Incorporated by reference; material provisions of this exhibit substantially similar to the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Warburg, Pincus International Equity Fund, Inc. filed on September 22, 1995 (Securities Act File No. 33-27031).

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, filed on December 28, 1995.

Item 26.       Number of Holders of Securities



                                                 Number of Record Holders
               Title of Class                    as of February 29, 1996
               --------------                    ------------------------
        Common Stock par value
        $.001 per share                                    2,111


        Common Stock par value
        $.001 per share - Series 1                             0

        Common Stock par value
        $.001 per share - Series 2                             5
        (Advisor Shares)



Item 27.       Indemnification

               Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of Registrant's Registration Statement, filed on July 21, 1995.


Item 28.       Business and Other Connections of
               Investment Adviser

               Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 29.       Principal Underwriter


               (a) Counsellors Securities acts as distributor for Registrant, as well as for The RBB Fund, Inc.; Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Institutional Fund, Inc.; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus Japan OTC Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Tax Free Fund and Warburg Pincus Trust.

               (b) For information relating to each director and officer of Counsellors Securities, reference is made to Form BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934, as amended.

               (c)    None.

Item 30.       Location of Accounts and Records

               (1) Warburg, Pincus Post-Venture Capital Fund, Inc. 466 Lexington Avenue
                      New York, New York  10017-3147
                      (Fund's Articles of Incorporation, By-laws and minute books)

               (2)    Warburg, Pincus Counsellors, Inc.
                      466 Lexington Avenue
                      New York, New York 10017-3147
                      (records relating to its functions as investment adviser)

               (3)    Counsellors Funds Service, Inc.
                      466 Lexington Avenue
                      New York, New York  10017-3147
                      (records relating to its functions as co-administrator)

               (4)    PFPC Inc.
                      400 Bellevue Parkway
                      Wilmington, Delaware  19809
                      (records relating to its functions as co-administrator)

               (5)    Counsellors Securities Inc.
                      466 Lexington Avenue
                      New York, New York 10017-3147
                      (records relating to its functions as distributor)

               (6)    PNC Bank, National Association
                      Broad and Chestnut Streets
                      Philadelphia, Pennsylvania 19101
                      (records relating to its functions as custodian)

               (7)    State Street Bank and Trust Company
                      225 Franklin Street
                      Boston, Massachusetts 02110 (records relating to its functions as shareholder servicing agent, transfer agent, dividend disbursing agent and custodian)

Item 31.       Management Services

               Not applicable.

Item 32.       Undertakings

               (a) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

               (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


               Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 10th day of March, 1996.

                                            WARBURG, PINCUS POST-VENTURE
                                              CAPITAL FUND, INC.




                                             By: /s/ Arnold M. Reichman
                                                 --------------------------
                                                 Arnold M. Reichman
                                                 President

ATTEST:


               Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                                   Title                               Date
---------                                   -----                               ----

/s/  John L. Furth                          Chairman of the                March 10, 1996
----------------------------
  John L. Furth                             Board and Director

/s/  Arnold M. Reichman                     President                      March 10, 1996
----------------------------
  Arnold M. Reichman                        and Director

/s/  Stephen Distler                        Vice President                 March 10, 1996
----------------------------                and Chief Financial
  Stephen Distler                           Officer

/s/  Howard Conroy                          Vice President,                March 10, 1996
----------------------------                Treasurer and Chief
  Howard Conroy                             Accounting Officer

/s/  Richard N. Cooper                      Director                       March 10, 1996
----------------------------
  Richard N. Cooper

/s/  Donald J. Donahue                      Director                       March 10, 1996
----------------------------
  Donald J. Donahue




Signature                                   Title                               Date
---------                                   -----                               ----


/s/  Jack W. Fritz                          Director                       March 10, 1996
----------------------------
  Jack W. Fritz

/s/  Thomas A. Melfe                        Director                       March 10, 1996
----------------------------
  Thomas A. Melfe

/s/  Alexander B. Trowbridge                Director                       March 10, 1996
----------------------------
  Alexander B. Trowbridge








                            STATEMENT OF DIFFERENCES
                            ------------------------

              The dagger symbol shall be expressed as........ `D'
              Mathematical powers normally expressed
               as superscript shall be preceded by ...........'pp'

                                INDEX TO EXHIBITS


Exhibit No.          Description of Exhibit
----------           -----------------------

    5(b)             Form of Sub-Investment Advisory Agreement.

    9(e)             Form of Credit Agreement with Deutsche Bank AG,
                     New York Branch.

     (f)             Form of Letter Agreement and Discretionary Line of
                     Credit Demand Note with PNC Bank.

     (g)             Form of Credit Agreement with PNC Bank.

   10(a)             Consent of Willkie Farr & Gallagher, counsel to
                     Registrant.

   11                Consent of Coopers & Lybrand L.L.P., Independent
                     Accountants.

   14                Form of Retirement Plan.

   17(a)             Financial Data Schedule relating to Common Shares.

     (b)             Financial Data Schedule relating to Advisor Shares.

